As filed with the Securities and Exchange Commission on May 27, 2005

                           1933 Act File No. 33-62174
                           1940 Act File No. 811-7692

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                                    Pre-Effective Amendment No:              [ ]
                              Post-Effective Amendment No: 26                [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                             Amendment No: 27

                          LEGG MASON INVESTORS TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland 21202                       1800 Massachusetts Avenue, N.W.
                                                Second Floor
(Name and address of agent for service)         Washington, D.C. 20036-1221

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on, pursuant to Rule
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[X] on July 29, 2005, to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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                          Legg Mason Investors Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason American Leading Companies Trust
Legg Mason Balanced Trust
Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason Financial Services Fund
Part A - Primary Class and Signature Class Prospectus

Legg Mason American Leading Companies Trust
Legg Mason Balanced Trust
Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason Financial Services Fund
Part A - Institutional Class and Financial Intermediary Class Prospectus

Legg Mason American Leading Companies Trust
Legg Mason Balanced Trust
Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason Financial Services Fund
Primary Class, Signature Class, Institutional Class and Financial Intermediary Class Shares
Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


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Legg Mason Equity Funds

         Legg Mason Value Trust, Inc.

         Legg Mason Special Investment Trust, Inc.

         Legg Mason American Leading Companies Trust

         Legg Mason Balanced Trust

         Legg Mason U.S. Small-Capitalization Value Trust

         Legg Mason Financial Services Fund



                               PRIMARY CLASS and SIGNATURE CLASS PROSPECTUS

                                              AUGUST 1, 2005

                                                   logo



The shares offered by this Prospectus are subject to various fees and expenses, including distribution and service (12b-1) fees. See "Fees and Expenses of the Funds" on page 17 and "Distribution Plan" on page 19.



As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.



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TABLE OF CONTENTS

About the funds:


            1     Investment objectives and policies

            7     Principal risks

          10      Performance

          16      Fees and expenses of the funds

          18      Distribution Plan

          19      Management

About your investment:


          22     Shareholder eligibility

          24     How to invest

          26     How to redeem your shares

          28     Account policies

          31     Services for investors

          32     Distributions and taxes

          33     Portfolio disclosure policy

          34     Financial highlights



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LEGG MASON EQUITY FUNDS

[icon] INVESTMENT OBJECTIVES AND POLICIES

     This prospectus describes the following Legg Mason Equity Funds: Legg Mason Value Trust, Inc. ("Value Trust"), Legg Mason Special Investment Trust, Inc. ("Special Investment Trust"), Legg Mason American Leading Companies Trust, ("American Leading Companies Trust"), Legg Mason Balanced Trust ("Balanced Trust"), Legg Mason U.S. Small-Capitalization Value Trust, ("Small-Cap Value Trust") and Legg Mason Financial Services Fund ("Financial Services Fund").

LEGG MASON VALUE TRUST, INC.

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit potential losses.

The fund may also invest in debt securities of companies having one or more of the above characteristics. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


LEGG MASON SPECIAL INVESTMENT TRUST, INC.

Investment objective: capital appreciation.

Principal investment strategies:

The fund invests primarily in equity securities, and securities convertible into equity securities, of companies whose market capitalizations are typically classified as small to mid-sized. The adviser defines small to mid-sized companies as those below the top 500 U.S. companies in terms of market capitalization. It also invests in "special situations" without regard to market

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capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. Such developments may include actual or anticipated: sale or termination of an unprofitable part of the company's business; change in the company's management or in management's philosophy; basic change in the industry in which the company operates; introduction of new products or technologies; or the prospect or effect of acquisition or merger activities.

The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, and changes in government policy or geopolitical dynamics.

The fund also invests in debt securities of companies having one or more of the above characteristics. The fund may invest up to 35% of its net assets in debt securities rated below investment grade, commonly known as "junk bonds." The fund may invest up to 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings.

The adviser typically sells a security when, in the adviser's assessment, the security no longer appears to offer a long-term above-average risk-adjusted rate of return, when a more compelling investment opportunity is found, when the original reason for investing no longer applies, or to realize gains or limit potential losses.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


LEGG MASON AMERICAN LEADING COMPANIES TRUST

Investment objective: long-term capital appreciation and current income consistent with prudent investment risk.

Principal investment strategies:

The fund invests primarily in securities that, in the adviser's opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a "Leading Company" as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor's 500 Index ("S&P 500 Index").

The adviser considers a number of factors to determine whether an investment is tied economically to the United States including: the primary trading market of the issuer's securities; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index generally considered representative of the United States securities markets; and whether the investment is exposed to the economic fortunes and risks of the United States.

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The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, and changes in government policy or geopolitical dynamics.

The adviser typically sells a security when, in the adviser's assessment, the security no longer appears to offer a long-term above average risk-adjusted rate of return, when a more compelling investment opportunity is found, when the original reason for investing no longer applies, or to realize gains or limit potential losses.

Under normal circumstances, the fund expects to own a minimum of 35 different securities. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities.

During periods when the adviser believes the return on certain debt securities may equal or exceed the return on equity securities, the fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities, consistent with its investment objective. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody's, or deemed by the adviser to be of comparable quality to a security with these ratings. Debt securities rated below BBB/Baa are commonly known as "junk bonds."

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in repurchase agreements and money market instruments, including high-quality short-term debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


LEGG MASON BALANCED TRUST

Investment objective: long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk.

Principal investment strategies:

The fund may invest up to 75% of its net assets in equity securities. The adviser emphasizes equity securities that have a history of paying dividends and that, in the opinion of the adviser, offer the potential for long-term growth. In addition, the adviser may also invest in common stocks or securities convertible into common stocks that do not pay current dividends but offer prospects for capital appreciation and future income. Stocks are selected based on value-oriented selection criteria emphasizing factors such as the adviser's evaluation of asset value, future cash flow and earnings potential. The adviser seeks to reduce investment risk through portfolio diversification -- by sector and by industry, as well as by issuer.

The fund invests not less than 25% of its net assets in fixed-income securities, including, without limitation, preferred stocks, bonds, debentures, municipal obligations, and mortgage-related securities; certificates of deposit; Treasury

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bills, notes, bonds and other obligations of the U.S. Government, its agencies and instrumentalities; high-quality commercial paper and other money market instruments; and repurchase agreements. The fund may invest in securities of any maturity, but, under normal circumstances, expects to maintain its portfolio of fixed-income securities so as to have an average dollar-weighted maturity of between four and five years. No more than 5% of the fund's total assets will be invested in fixed-income or convertible securities rated below BBB or Baa, commonly known as "junk bonds," at the time of purchase, or comparable unrated securities.

Fixed-income security selection is based upon identifying those fixed-income securities that the adviser deems to be undervalued, taking into consideration sector analysis, yield curve analysis and credit analysis. Absent the ability to find undervalued securities outside the Treasury sector, the adviser will hold Treasury securities. The fund's fixed-income portfolio maintains a duration that is similar to that of its benchmark, the Lehman Brothers Intermediate Government/Credit Index. Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

Under normal market conditions, the fund is managed as a balanced fund. This approach attempts to "balance" the potential for growth and greater volatility of stocks with the historically stable income and more moderate average price fluctuations of fixed-income securities. The proportion of the fund's assets invested in each type of security will vary from time to time in accordance with the adviser's assessment of investment opportunities. It is currently anticipated that the fund will invest approximately 60% of its total assets in common stocks and the remaining 40% in various fixed-income securities. These percentages may vary in attempting to increase returns or reduce risk.

The adviser typically sells a stock when, in the adviser's assessment, the gap between market price and intrinsic value is eliminated by reason of higher market prices or downward reassessment of intrinsic value by the adviser.

The adviser typically sells a fixed-income security when one of the following criteria is met: (1) a security reaches fair value and is no longer deemed to be undervalued based upon the adviser's analysis; (2) the adviser continues to find value in a particular sector but has identified a security in that sector that appears to offer more attractive valuation characteristics; or (3) a change in fundamentals has occurred that alters the adviser's view of the prospects for that particular security or sector.


LEGG MASON U.S. SMALL-CAPITALIZATION VALUE TRUST

Investment objective: long-term capital appreciation.

Principal investment strategies:

The fund invests at least 80% of its net assets in equity securities of domestic small-capitalization value companies. The adviser regards small-capitalization companies as those whose market capitalizations at the time of investment range between $10 million and the median of the New York Stock Exchange ("Exchange") market capitalizations, currently about $1.870 billion. Value companies are those in the lower quartile of price/earnings valuation.

The adviser's security selection process starts with a universe of small-capitalization value companies. From this universe, the adviser follows a disciplined security exclusion process focusing on eliminating companies with characteristics that the adviser has found to detract from long-term portfolio returns.

First, the adviser adjusts stated earnings for any unusual and non-recurring gains or losses to reach true operating earnings and eliminates companies which no longer meet the adviser's low price/earnings criteria. Second, the adviser eliminates companies that have pre-announced earnings declines. Third, the

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adviser excludes companies which have experienced excessive price appreciation over and above the market. Fourth, the adviser reviews company-specific fundamentals to eliminate stocks that the adviser regards as having minimal potential to increase in value or that the adviser believes have substantial risk of decline.

Portfolios are constructed from the companies that have passed through the adviser's stock exclusion process. Positions are purchased with attention to low cost transactions.


The adviser typically sells companies when the adviser believes they are no longer small-capitalization value companies or if their fundamentals deteriorate.


For temporary defensive purposes, or when cash is temporarily available, the fund may invest in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The adviser does not currently intend to invest in foreign securities.


LEGG MASON FINANCIAL SERVICES FUND

Investment objective:  long-term growth of capital.

Principal investment strategies:

The fund's adviser, under normal circumstances, concentrates the fund's investments by investing at least 80% of the fund's net assets in equity securities of issuers in the financial services industry that it believes are undervalued and thus may offer above average potential for capital appreciation. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

Financial services companies include, but are not limited to:

o        regional and money center banks
o        securities brokerage firms
o        asset management companies
o        savings banks and thrift institutions
o        specialty finance companies (e.g., credit card, mortgage providers)
o        insurance and insurance brokerage firms
o        government sponsored agencies, such as Government National Mortgage
         Association
o        financial conglomerates
o foreign financial services companies (limited to 25% of total assets, not including American Depositary Receipts).

Investments may also include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, Internet services and business services.

The adviser believes the financial services industry is undergoing many changes due to legislative reform and the shifting demographics of the population. In deciding what securities to buy, the adviser analyzes an issuer's financial statements to determine earnings per share potential. It also reviews, as appropriate, the economy where the issuer does business, the products offered, its potential to benefit from industry changes and the strength and goals of management.


The adviser typically will sell a security in the fund's portfolio if that security experiences earnings problems.


For temporary defensive purposes, or when cash is temporarily available, the fund may invest in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. If the fund

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invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

Each fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval. Each of American Leading Companies Trust, Small-Cap Value Trust and Financial Services Fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name (as described above), without providing shareholders at least 60 days' written notice.




                                       6
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[icon] PRINCIPAL RISKS

In General:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

Market Risk:


Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. A fund may experience a substantial or complete loss on an individual stock.


Value Style Risk:

The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Small and Mid-Sized Company Securities - Value Trust, Special Investment Trust, Small-Cap Value Trust and Financial Services Fund:

Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. Small-sized companies may also be undervalued because few, if any, investment researchers regularly follow them.

It is anticipated that some of the portfolio securities may not be widely traded and that a fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of such securities quickly at prevailing market prices, and market prices may not always be readily available for use in determining a fund's net asset value.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. In addition to exhibiting greater volatility, small-cap stocks may, to a degree, fluctuate independently of larger-cap stocks, i.e., small-cap stocks may decline in price as the prices of large-cap stocks rise or vice versa. Small-cap companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies.

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Concentration Risk - Financial Services Fund:

Financial Services Fund invests primarily in securities of companies in the financial services industry. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Financial services companies are subject to extensive government regulation, and their prospects may be affected by new regulations or regulatory interpretations that impede particular lines of business. The profitability of financial services companies is dependent on the availability and cost of funds, and can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect this industry. Recent federal legislation permits increased competition among financial services companies. The impact of this change on any individual company or on the industry as a whole cannot be predicted.

Company Risk - Value Trust, Special Investment Trust and American Leading Companies Trust:

Each fund identified above invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Exposure to Foreign Markets - all Funds except Small-Cap Value Trust:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investment Models:

The proprietary models used by an adviser to evaluate securities or securities markets are based on the adviser's understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Debt Securities:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by a fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of a fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates increase.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by a fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, commonly known as "junk bonds," which a

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fund may purchase from time to time, are deemed by the ratings companies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Special Investment Trust may be especially affected by the risks involved with investing in debt securities rated below investment grade, as it may invest up to 35% of its net assets in such securities.

Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund. Moody's Investors Service, Inc. considers debt securities rated in the lowest investment grade category (Baa) to have speculative characteristics.

Call Risk:

Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Special Risks of Mortgage-Backed Securities - Balanced Trust:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund's return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of the fund.

Convertible Securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is usually a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

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[icon] PERFORMANCE


The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Value Trust, Special Investment Trust, American Leading Companies Trust, and U.S. Small-Capitalization Value Trust also offer Signature Class shares. Signature Class commenced operations on August 1, 2005 and therefore have no performance information to report. Each class is invested in the same portfolio of securities. Therefore, the annual total returns for Signature Class shares would differ only to the extent that they would pay lower expenses, and therefore would generally be expected to have higher returns, than Primary Class shares.


                       Value Trust - Primary Class Shares

Year-by-year total return as of December 31 of each year (before taxes) (%)*

------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
  1995         1996       1997      1998       1999       2000      2001       2002    2003       2004
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------
 40.76        38.43      37.05     48.04      26.71     (7.14)    (9.29)     (18.92)   43.54      11.96
------------ ---------- --------- ---------- ---------- --------- ---------- --------- ---------- ----------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                       During the past ten calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                         35.85%
Worst quarter:                             September 30, 2001                       (20.01)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:

--------------------------------------------- ---------------- ----------------- ----------------
Value Trust - Primary Class                   1 Year           5 Years           10 Years
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return Before Taxes                                    11.96%             1.88%           18.58%
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return After Taxes on Distributions                    11.96%             0.97%           17.34%
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return After Taxes on Distributions and                 7.77%             1.30%           16.31%
Sale of Fund Shares
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
S&P 500 Composite Stock Index (reflects no                  %                 %                %
deduction for fees, expenses or taxes) (a)
--------------------------------------------- ---------------- ----------------- ----------------

(a) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.





                                       10


                 Special Investment Trust - Primary Class Shares

Year-by-year total return as of December 31 of each year (before taxes) (%)*
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
  1995          1996        1997       1998        1999        2000        2001       2002      2003        2004
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
 22.50         28.65       22.12      23.31       35.54      (12.00)     2.26       (8.74)      54.36       13.05
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                       During the past ten calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                       40.13%
Worst quarter:                             September 30, 2001                     (26.29)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
--------------------------------------------- ---------------- ----------------- ----------------
Special Investment Trust -  Primary Class     1 Year           5 Years           10 Years
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return Before Taxes                                    13.05%             7.46%           16.51%
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return After Taxes on Distributions                    11.76%             6.67%           15.02%
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
Return After Taxes on Distributions and                10.13%             6.22%           14.22%
Sale of Fund Shares
--------------------------------------------- ---------------- ----------------- ----------------
--------------------------------------------- ---------------- ----------------- ----------------
S&P MidCap 400 Index (reflects no deduction                 %                 %                %
for fees, expenses or taxes) (a)
--------------------------------------------- ---------------- ----------------- ----------------

(a) The S&P MidCap 400 Index is a market capitalization-weighted index composed of 400 stocks that is generally considered representative of mid-sized U.S. companies.




                                       11


             American Leading Companies Trust - Primary Class Shares

Year-by-year total return as of December 31 of each year (before taxes) (%)*
------------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------- -----------
    1995          1996       1997       1998       1999       2000       2001        2002      2003        2004
------------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------- -----------
------------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------- -----------
   22.94         28.36      23.75      21.33       5.25       0.51   (3.30)%      (17.90)      29.00       12.96
------------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------- -----------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                       During the past ten calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                       23.95%
Worst quarter:                             September 30, 2002                     (17.56)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
--------------------------------------------- ---------------- ----------------- --------------------
American Leading Companies - Primary Class    1 Year           5 Years           10 Years
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return Before Taxes                                    12.96%             3.06%               11.23%
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions                    12.95%             3.04%               10.68%
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions and                 8.43%             2.62%
Sale of Fund Shares                                                                            9.78%
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
S&P 500 Composite Stock Index (reflects no                  %                 %
deduction for fees, expenses or taxes) (a)                                                         %
--------------------------------------------- ---------------- ----------------- --------------------


(a) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.




                                       12


                      Balanced Trust - Primary Class Shares

Year-by-year total return as of December 31 of each year (before taxes) (%)*
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------
1997               1998           1999          2000            2001          2002         2003          2004
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------
 18.71              5.60         (1.37)         3.43            (2.06)      (11.97)         14.29          6.89
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                      During the past eight calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                    9.00%
Worst quarter:                             September 30, 2002                   (8.71)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
--------------------------------------------- ---------------- ----------------- --------------------
Balanced Trust - Primary Class                1 Year           5 Years           Life of Class
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return Before Taxes                                     6.89%             1.73%             4.15%(a)
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions                     6.33%             1.07%             3.35%(a)
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions and                 4.86%             1.20%
Sale of Fund Shares                                                                         3.17%(a)
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
S&P 500 Composite Stock Index (reflects no                  %                 %
deduction for fees, expenses or taxes) (c)                                                      %(b)
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Lehman Intermediate Government/Credit Bond                  %                 %
Index (d)                                                                                       %(b)
--------------------------------------------- ---------------- ----------------- --------------------

(a)   October 1, 1996 (commencement of operations) to December 31, 2004.

(b)   September 30, 1996 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.

(d) The Lehman Intermediate Government/Credit Bond Index is a total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to 10 years.



                                       13


                  Small-Cap Value Trust - Primary Class Shares

                   Year-by-year total return as of December 31 of each year (before taxes) (%)*
--------------- ------------ ------------ ------------- ------------ -------------
     1999          2000         2001          2002         2003          2004
--------------- ------------ ------------ ------------- ------------ -------------
--------------- ------------ ------------ ------------- ------------ -------------
   (5.00)           7.80        21.82        (6.51)         39.16         21.31
--------------- ------------ ------------ ------------- ------------ -------------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                       During the past six calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                                 June 30, 2003                      24.30%
Worst quarter:                             September 30, 2002                   (19.90)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
-------------------------------------------------- --------------- ------------------ ------------------
Small-Cap Value Trust -                            1 Year          5 Years            Life of Class
Primary Class
-------------------------------------------------- --------------- ------------------ ------------------
-------------------------------------------------- --------------- ------------------ ------------------
Return Before Taxes                                        21.31%             15.69%           8.53%(a)
-------------------------------------------------- --------------- ------------------ ------------------
-------------------------------------------------- --------------- ------------------ ------------------
Return After Taxes on Distributions                        19.04%             15.23%           7.96%(a)
-------------------------------------------------- --------------- ------------------ ------------------
-------------------------------------------------- --------------- ------------------ ------------------
Return After Taxes on Distributions and Sale of            15.42%
Fund Shares                                                                   13.69%           7.18%(a)
-------------------------------------------------- --------------- ------------------ ------------------
-------------------------------------------------- --------------- ------------------ ------------------
Russell 2000 Index (reflects no deduction for                   %
fees, expenses or taxes) (c)                                                       %               %(b)
-------------------------------------------------- --------------- ------------------ ------------------

(a)      June 15, 1998 (commencement of operations) to December 31, 2004.

(b)      May 31, 1998 to December 31, 2004.

(c)      The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.



                                       14


                 Financial Services Fund - Primary Class Shares

                   Year-by-year total return as of December 31 of each year (before taxes) (%)*
--------------- ------------ ------------ ------------- ------------ -------------
   1999            2000         2001          2002         2003          2004
--------------- ------------ ------------ ------------- ------------ -------------
--------------- ------------ ------------ ------------- ------------ -------------
 (10.97)         29.33       (4.52)          (2.75)        35.06        13.80
--------------- ------------ ------------ ------------- ------------ -------------

                       * The fund's year-to-date total return as of June 30, 2005 was ____%.

                       During the past six calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                              September 30, 2000                    17.88%
Worst quarter:                             September 30, 1999                   (13.23)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
---------------------------------------------- ------------------- ------------------- --------------------
Financial Services Fund-                       1 Year              5 Years             Life of Class
Primary Class
---------------------------------------------- ------------------- ------------------- --------------------
---------------------------------------------- ------------------- ------------------- --------------------
Return Before Taxes                                        13.80%              13.04%             9.43%(a)
---------------------------------------------- ------------------- ------------------- --------------------
---------------------------------------------- ------------------- ------------------- --------------------
Return After Taxes on Distributions                        11.30%
                                                                               12.48%             8.99%(a)
---------------------------------------------- ------------------- ------------------- --------------------
---------------------------------------------- ------------------- ------------------- --------------------
Return After Taxes on Distributions and Sale               11.65%
of Fund Shares                                                                 11.37%             8.21%(a)
---------------------------------------------- ------------------- ------------------- --------------------
---------------------------------------------- ------------------- ------------------- --------------------
S&P 500 Index (reflects no deduction for                        %
fees, expenses or taxes) (c)                                                        %                 %(b)
---------------------------------------------- ------------------- ------------------- --------------------

(a) November 16, 1998 (commencement of operations) to December 31, 2004. On October 5, 1999, this fund was reorganized from a series of Bartlett Capital Trust to a series of Legg Mason Investors Trust, Inc.

(b)  October 31, 1998 to December 31, 2004.

(c) The Standard & Poor's 500 Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.


                                    * * * * *


During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.


After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE FUNDS


The tables below describe the fees and expenses you may incur directly or indirectly as an investor in either class of a fund. Each fund pays operating expenses directly out of the assets of the appropriate class, thereby lowering that class' dividends and/or share price. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.


------------------------------------------------------------------------------------------------------------------------
                        Shareholder Fees - Primary Class
                    (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
                                                            American                       Small-Cap
Primary                       Value         Special         Leading            Balanced    Value Trust   Financial
Class Shares of:              Trust         Investment      Companies Trust    Trust                     Services Fund
                                            Trust
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
Sales Charge (Load) Imposed
on Purchases                  None          None            None              None         None          None
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
Sales Charge (Load) Imposed
on Reinvested Dividends       None          None            None              None         None          None
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------

Redemption Fee                None          None            None              None         None          None
----------------------------- ------------- --------------- ----------------- ------------ ------------- ---------------



-----------------------------------------------------------------------------------------------------------------------
                 Annual Fund Operating Expenses - Primary Class
                  (expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------------------------------------
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
                                                               American                      Small-
                                               Special          Leading                        Cap        Financial
Primary                           Value      Investment        Companies       Balanced       Value        Services
Class Shares of:                  Trust         Trust            Trust          Trust         Trust          Fund

------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------

Management Fees (a)                 %             %                %              %             %             %
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
Distribution and
Service (12b-1) Fees              0.95%         1.00%            1.00%          0.75%         1.00%         1.00%
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------

Other Expenses                      %             %                %              %             %             %

------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------
Total Annual Fund
Operating Expenses (a)              %             %                %              %             %             %
------------------------------- ---------- ---------------- ---------------- ------------- ------------ ---------------

(a) The investment adviser currently intends to voluntarily waive fees or reimburse expenses so that Primary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of average daily net assets attributable to Primary Class shares: 1.95% for American Leading Companies Trust; 1.85% for Balanced Trust; 2.00% for Small-Cap Value Trust; and 2.25% for Financial Services Fund. These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time. Including the effect of waivers, total annual fund operating expenses for the fiscal year ended March 31, 2005 were __% for Balanced Trust; __% for Small-Cap Value Trust; and __% for Financial Services Fund. No fee waivers were necessary during this period for American Leading Companies Trust.



                                       16


Example:

This example helps you compare the cost of investing in Primary Class shares of a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Primary Class shares of a fund, assuming (1) a 5%
return each year, (2) Primary Class' operating expenses remain the same as shown in the table above (not including the effect of any voluntary fee waivers), and
(3) you redeem all of your shares at the end of the time periods shown.
-------------------------------------------------- ------------- -------------- -------------- ---------------
                                                      1 Year      3 Years          5 Years        10 Years
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Value Trust - Primary Class                        $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Special Investment Trust - Primary Class           $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

American Leading Companies Trust - Primary Class   $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Balanced Trust - Primary Class                     $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Small-Cap Value Trust - Primary Class              $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Financial Services Fund - Primary Class            $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------





                                       17

-----------------------------------------------------------------------------------------
                                   Shareholder Fees - Signature Class
                                (fees paid directly from your investment)
-----------------------------------------------------------------------------------------
------------------------------- ---------- ---------------- ---------------- ------------
                                                               American        Small-
                                               Special          Leading          Cap
Signature                         Value      Investment        Companies        Value
Class Shares of:                  Trust         Trust            Trust          Trust

------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------

Sales Charge (Load) Imposed       None          None             None           None
on Purchases
------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------
Sales Charge (Load Imposed on
Reinvested Dividends              None          None             None           None
------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------

Redemption Fee                    None          None             None           None

------------------------------- ---------- ---------------- ---------------- ------------



-----------------------------------------------------------------------------------------
                            Annual Fund Operating Expenses - Signature Class
                              (expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------
------------------------------- ---------- ---------------- ---------------- ------------
                                                               American        Small-
                                               Special          Leading          Cap
Signature                         Value      Investment        Companies        Value
Class Shares of:                  Trust         Trust            Trust          Trust

------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------

Management Fees (a)                 %             %                %              %
------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------
Distribution and
Service (12b-1) Fees (b)          0.50%         0.50%            0.50%          0.50%
------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------

Other Expenses                      %             %                %              %

------------------------------- ---------- ---------------- ---------------- ------------
------------------------------- ---------- ---------------- ---------------- ------------
Total Annual Fund
Operating Expenses (a)              %             %                %              %
------------------------------- ---------- ---------------- ---------------- ------------

(a) The investment adviser currently intends to voluntarily waive fees or reimburse expenses so that Signature Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of average daily net assets attributable to Signature Class shares: ___% for American Leading Companies Trust; and ___% for Small-Cap Value Trust. These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.

(b) The 12b-1 fees shown in the table reflect the amount at which the Directors have currently limited payments under each fund's Signature Class Distribution Plan. Pursuant to each Distribution Plan, the Directors may authorize payment of up to 0.75% of average net assets without shareholder approval.







                                       18


Example:


This example helps you compare the cost of investing in Signature Class shares of a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Signature Class shares of a fund, assuming (1) a 5% return each year, (2) Signature Class' operating expenses remain the same as shown in the table above (not including the effect of any voluntary fee waivers), and (3) you redeem all of your shares at the end of the time periods shown.

-------------------------------------------------- ------------- -------------- -------------- ---------------
                                                      1 Year     3 Years           5 Years        10 Years
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Value Trust - Signature Class                      $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Special Investment Trust - Signature Class         $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

American Leading Companies Trust - Signature       $             $              $              $
Class
-------------------------------------------------- ------------- -------------- -------------- ---------------
-------------------------------------------------- ------------- -------------- -------------- ---------------

Small-Cap Value Trust - Signature Class            $             $              $              $
-------------------------------------------------- ------------- -------------- -------------- ---------------

[icon] DISTRIBUTION PLAN

Distributor of a Fund's Shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares.


Each fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class and Signature Class shares and for services provided to Primary Class and Signature Class shareholders. These fees are calculated daily and paid monthly.

For Primary Class shares under each plan, a fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets (0.70% for Value Trust and 0.50% for Balanced Trust) and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. For Signature Class shares under each plan, a fund may pay Legg Mason an annual distribution fee in an amount up to 0.50% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Signature Class shares. The Boards of these funds have currently approved payment of 0.25% of each fund's average daily net assets as an annual distribution fee under each fund's Signature Class plan.

Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class and Signature Class shares of each fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from a fund for those sales and for services to the investors who hold the shares. Legg Mason may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited, to providing sub-accounting and recordkeeping services.

[icon] MANAGEMENT

Managers and Advisers:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of Balanced Trust, Small-Cap Value Trust and Financial Services Fund. LMFA is responsible for overseeing these funds' relationships with outside service providers, such as the custodian, transfer agent, and lawyers.


Legg Mason Capital Management, Inc. ("LMCM"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser and manager for Value Trust, Special Investment Trust and American Leading Companies Trust. LMCM is responsible for the investment management of these funds, which includes making investment decisions to buy, sell or hold particular securities. As of March 31, 2005, LMCM had aggregate assets under management of approximately $__ billion. Prior to April 1, 2005, Legg Mason Funds Management, Inc. ("LMFM") acted in the capacity in which LMCM currently acts. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangement between the fund and LMCM is identical to the previous arrangement between the fund and LMFM. LMCM has delegated certain administrative responsibilities for these funds to LMFA.


For its services during the fiscal year ended March 31, 2005, each fund paid LMFA or LMCM a percentage of its average daily net assets (net of any fee waivers) as follows:


              Value Trust                                                    %
              Special Investment Trust                                       %
              American Leading Companies Trust                               %
              Balanced Trust                                                 %
              Small-Cap Value Trust                                          %
              Financial Services Fund                                        %


LMFA has entered into investment advisory agreements with Bartlett & Co. ("Bartlett"), Brandywine Asset Management, LLC ("Brandywine"), and Barrett Associates, Inc. ("Barrett") to provide investment advisory services to Balanced Trust, Small-Cap Value Trust, and Financial Services Fund, respectively.

Bartlett, 36 East Fourth Street, Cincinnati, Ohio 45202, as investment adviser to Balanced Trust, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Bartlett provides investment advice to individuals, corporations, pension and profit sharing plans, trust accounts and mutual funds. Aggregate assets under management of Bartlett were approximately $___ billion as of March 31, 2005.

Brandywine, 201 North Walnut Street, Wilmington, Delaware 19801, as investment adviser to Small-Cap Value Trust, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Brandywine acts as adviser or sub-adviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine were approximately $___ billion as of March 31, 2005.

Barrett, 90 Park Avenue, New York, New York 10016, as investment adviser to Financial Services Fund, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Barrett provides investment advice to individuals and families, endowments, foundations, trust accounts and mutual funds. Aggregate assets under management of Barrett were approximately $___ billion as of March 31, 2005.

For their services during the fiscal year ended March 31, 2005, LMFA paid the advisers a fee equal to the following percentage of each fund's average daily net assets (net of any fee waivers):

-------------------------------------- --------------------------------
Balanced Trust
(Bartlett)                                            %
-------------------------------------- --------------------------------
-------------------------------------- --------------------------------
Small-Cap Value Trust
(Brandywine)                                          %
-------------------------------------- --------------------------------
-------------------------------------- --------------------------------
Financial Services Fund
(Barrett)                                             %
-------------------------------------- --------------------------------




The funds' Annual Report to Shareholders for the period ended March 31, 2005 provides a discussion regarding the basis for each fund's Board of Directors' approval of the continuance of the Management Agreement and the Advisory Agreement.



Portfolio Management:


     Value Trust and Special Investment Trust. Bill Miller, CFA, has had primary responsibility for the day-to-day management of Value Trust since 1990. From Value Trust's inception, in 1982, to November 1990, Mr. Miller co-managed the fund. Mr. Miller and Samuel M. Peters, CFA, are co-portfolio managers responsible for the day-to-day management of Special Investment Trust. Mr. Miller managed or co-managed Special Investment Trust from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMCM managed the fund. Mr. Miller resumed management responsibilities for the fund on January 14, 2004. Mr. Peters began co-managing the fund in April 2005. Mr. Miller has been employed by one or more subsidiaries of Legg Mason, Inc. since 1981. Mr. Miller assumed overall responsibility for the equity funds management area of Legg Mason in late 1990. He currently serves as Chief Executive Officer & Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc., and Managing Member for LMM, LLC. Prior to joining LMCM in April 2005, Mr. Peters worked for Fidelity Management & Research as a portfolio manager.

     American Leading Companies Trust. David E. Nelson, CFA, has had primary responsibility for the day-to-day management of American Leading Companies Trust since March 9, 1998. Mr. Nelson currently serves as Senior Vice President and Director of Market Analysis for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc.

     Balanced Trust. Peter A. Sorrentino, CFA, David P. Francis and Troy R. Snider are responsible for the day-to-day management of Balanced Trust. Mr. Sorrentino has been responsible for the equity portion of Balance Trust since 1999. In this role he implements the recommendations of the equity research analysts, relating to individual securities, sector and industry weightings. In addition, he oversees the asset allocation of the fund between stocks, bonds and cash equivalents. Mr. Sorrentino has been Chief Investment Officer and a Managing Director of Bartlett since 1999. Prior to that time, Mr. Sorrentino was Director of Research and Portfolio Management in the Trust Division of Firstar Bank of Cincinnati. Mr. Francis and Mr. Snider have been responsible for managing Balanced Trust's fixed-income strategy and fixed-income security selection since it's inception in October 1996. Mr. Francis and Mr. Snider have been employed as fixed-income managers at Bartlett for the past five years.

     Small-Cap Value Trust. Henry F. Otto and Steven M. Tonkovich are responsible for the day-to-day management of Small-Cap Value Trust. Both are Managing Directors of Brandywine. Mr. Otto is a senior portfolio manager and has been employed at Brandywine since 1987. Mr. Tonkovich is a senior portfolio manager and analyst and has been employed at Brandywine since 1989.

     Financial Services Fund. Amy LaGuardia is responsible for the day-to-day management of Financial Services Fund. Ms. LaGuardia joined Barrett on May 1, 2003. Prior to joining Barrett, Ms. LaGuardia was Senior Vice President and Director of Research at Gray Seifert where she had been employed since 1982. Ms. LaGuardia co-managed the fund since its inception while employed at Gray Seifert.

The funds' Statement of Additional Information provides information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund they advise.

LMCM, LMFA, Bartlett, Brandywine, Barrett and Legg Mason are subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] SHAREHOLDER ELIGIBILITY


Each fund (except Balanced Trust, Financial Services Fund and Small-Cap Value Trust) offers four classes of shares: Primary Class, Signature Class, Financial Intermediary and Institutional Class. Balanced Trust and Financial Services Fund offer Primary Class, Institutional Class and Financial Intermediary Class. Small-Cap Value Trust offers Primary Class, Signature Class and Institutional Class. Institutional Class and Financial Intermediary Class shares are offered through a separate prospectus. Institutional Class shares are not subject to a Rule 12b-1 fee and Financial Intermediary Class shares have a Rule 12b-1 fee of 0.25%. Each share class represents an investment in the same portfolio of securities, but is subject to different expenses, different sales charge structures and different eligibility requirements for investing. The eligibility requirements for Primary Class and Signature Class are summarized below.


--------------------------------- -------------------------------- -------------------------------
                                  Primary Class Shares             Signature Class Shares
--------------------------------- -------------------------------- -------------------------------
--------------------------------- -------------------------------- -------------------------------
Investment Minimums -
Aggregate Investments in Legg     None                             $1,000,000 (a)
Mason Funds
Initial Investment                $1,000                           $2,500
(per fund)
Subsequent Investments (per       $100                             $500
fund)
--------------------------------- -------------------------------- -------------------------------
--------------------------------- -------------------------------- -------------------------------
Automatic Investment Plans
(Minimum)                         $50                              $250
--------------------------------- -------------------------------- -------------------------------
--------------------------------- -------------------------------- -------------------------------
Minimum Account Size -
Aggregate Investments in Legg     None                             $500,000 (b)
Mason Funds
Per Fund                          $500                             $1,250
--------------------------------- -------------------------------- -------------------------------

(a) To invest in Signature Class shares, you must have aggregate investments totaling $1,000,000 or more in all Legg Mason Funds, not including the Legg Mason money market funds. In order for accounts to be aggregated to meet the minimum investment amount, they must have the same address and participate in the Legg Mason "householding" program. To participate in the Legg Mason "householding" program a shareholder elects to have communications for all accounts (e.g. confirms, statements, prospectuses and shareholder reports) combined into one mailing. Shareholder accounts that do not participate in the Legg Mason "householding" program will not be aggregated to meet the minimum investment amount to be eligible to purchase Signature Class shares. Shareholders whose accounts are held through a firm other than Legg Mason, must meet the requirements of that firm with regard to aggregating multiple accounts to meet the Signature Class minimum investment amount. Shares held at Legg Mason will not be aggregated with those held at other firms. For more information regarding householding call your Legg Mason Financial Advisor or Legg Mason Funds Investor Services at 1-800-822-5544. Householding forms are also available online at www.leggmasonfunds.com.

(b) If your aggregate investments in the Legg Mason Funds, not including the Legg Mason money market funds, fall below $500,000 or a particular account falls below $1,250, your Signature Class shares will be converted into Primary Class shares having the same aggregate value.

Retirement Plans

Employer-sponsored retirement plans (i.e. 401(k), 403(b) or equivalent) where a Legg Mason Financial Advisor is providing advice, record-keeping or other shareholder services to the plan, are eligible for Primary Class or Signature Class shares in accordance with the minimum initial investment criteria set forth above.

In addition, with respect to such retirement plans investment in Signature Class shares:

o Plans with more than 100 eligible participants are not subject to the $1 million minimum initial investment requirement;

o        Plans are not subject to the $2,500 subsequent investment minimum; and


Individual retirement plans (e.g., IRA-based plans and non-ERISA 403(b) plans) would be treated as individual retail accounts for purposes of applying the eligibility criteria.

For questions regarding your eligibility to invest in Primary Class or Signature Class shares, contact your Legg Mason Financial Advisor, Legg Mason Funds Investors Services ("FIS") at 1-800-822-5544 or another authorized entity that has entered into an agreement with the fund's distributor to sell shares of the fund.

[icon] HOW TO INVEST


Prior to opening an account you should consult the section "Shareholder Eligibility" on page 22, which outlines share class eligibility requirements as well as initial and subsequent investment minimums.


To open a regular, retirement or Coverdell Education Savings Account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the funds' distributor to sell shares of a fund.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering a fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.


Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments in shares of a fund. Contact your Legg Mason Financial Advisor, FIS or other entity offering the funds' shares with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the funds:

----------------------------------- --------------------------------------------------------------------------------
In Person                           If your account is through Legg Mason, give your Legg Mason Financial
                                    Advisor a check payable to Legg Mason Wood Walker, Incorporated. If your account is through another entity, provide payment to
                                    that entity in accordance with its instructions.
----------------------------------- --------------------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------
Mail                                If your account is through Legg Mason, mail your check, payable to Legg
                                    Mason Wood Walker, Incorporated to your Legg Mason
                                    Financial Advisor or to Legg Mason Funds Investor Services at P.O. Box 17023,
                                    Baltimore, MD 21297-0356. If your account is through another entity, mail payment to that entity in accordance with its instructions.
----------------------------------- --------------------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------
Telephone or Wire                   If your  account is through  Legg Mason,  including  FIS,  call your Legg Mason
                                    Financial Advisor or FIS at 1-800-822-5544 to transfer  available cash balances in your brokerage  account or arrange with your bank to transfer money directly from your bank.  If your  account  is  through  another  entity,  contact  that entity in accordance  with its  instructions.  Wire transfers may be subject to a service charge by your bank.
----------------------------------- --------------------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------
Internet or TeleFund                FIS clients may purchase shares of a fund through Legg Mason's Internet site at www.leggmasonfunds.com or through TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
----------------------------------- --------------------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------
Automatic Investments               Arrangements may be made with some employers and financial institutions for regular automatic monthly investments in shares of a fund. You may also reinvest dividends from certain unit investment trusts or other Legg Mason funds in shares of a fund.
----------------------------------- --------------------------------------------------------------------------------


                                       26


----------------------------------- --------------------------------------------------------------------------------
Future First(R) Systematic          Contact a Legg Mason Financial Advisor or FIS to enroll in Legg Mason's Future
Investment Plan                     First(R) Systematic Investment Plan. This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account, your Legg Mason brokerage account, or another Legg Mason fund to purchase
                                    shares of the desired fund.
----------------------------------- --------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The funds and their agents have the right to reject or cancel any purchase due to nonpayment.

[icon] HOW TO REDEEM YOUR SHARES


You may use any of the following methods to redeem shares of the funds:

--------------------- ---------------------------------------------------------------------------------------------
Telephone             Call your Legg Mason Financial Advisor or FIS at 1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund and share class, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                      Proceeds will be credited to your brokerage account or a check will be sent to you by Legg
                      Mason or the entity through which you hold shares at your direction. Wire requests to
                      Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold shares has your bank account information on file.
--------------------- ---------------------------------------------------------------------------------------------
--------------------- ---------------------------------------------------------------------------------------------
Internet              FIS clients may request a redemption of fund shares through Legg Mason's Internet
or TeleFund           site at www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS (1-877-656-3863).
                      Proceeds will be credited to your brokerage account or a check will be sent to you by Legg Mason at your direction.
--------------------- ---------------------------------------------------------------------------------------------
--------------------- ---------------------------------------------------------------------------------------------
Mail                  Send a letter to your Legg Mason Financial Advisor, to Legg Mason Funds Investor Services
                      at P. O. Box 17023, Baltimore, MD 21297-0356, or the entity through which you hold shares requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")

                      Proceeds will be credited to your brokerage account or a check will be sent to you by Legg
                      Mason or the entity through which you hold shares, at your direction. Wire requests to
                      Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold shares has your bank account information on file.
--------------------- ---------------------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason will not be responsible for any account losses due to fraudulent telephone or Internet orders that Legg Mason reasonably believes to be genuine.

Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form by the fund from your Legg Mason Financial Advisor, FIS or another authorized entity offering shares of the fund.


Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

[icon] ACCOUNT POLICIES

Calculation of Net Asset Value:


Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Primary Class or Signature Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.

Each fund's securities are generally valued on the basis of closing market prices or market quotations. OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. When closing market prices or market quotations are not readily available (such as when trading in a security is halted or when the principal exchange on which a security is traded closes early) or are considered by the adviser to be unreliable, a fund's securities are valued at fair value as determined under policies approved by the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. A fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fair value methods are necessarily estimates, and the use of fair value prices may cause the net asset value of a fund's shares to differ from the net asset value that would be calculated using other methods of valuation.


To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Signature Guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, a fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The funds will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The funds will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.


Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the funds to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund reserves the right to:

o        suspend the offering of shares for a period of time;

o        change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. A fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.

Frequent Trading of Fund Shares:

Frequent trading in a fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of a fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by a fund's other shareholders. The funds therefore discourage frequent purchases and redemptions by shareholders.

Each fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the funds' Board of Directors has determined that the funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.

Under the funds' frequent trading policy, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a fund detects a pattern of excessive trading. The policy provides that a fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, each fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions a fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A "Round Trip" is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund's shares pursuant to the Automatic Investment Plan and Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, a fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the funds' frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. A fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading.

Although each fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

[icon] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering shares of the funds for sale.

Confirmations and Account Statements:


You will receive a confirmation from Legg Mason or the firm through which you invest after each transaction involving Primary Class and Signature Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal
Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.


Systematic Withdrawal Plan:


If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more ($1,000 or more for IRAs and Coverdell Education Savings Accounts), you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.


Exchange Privilege:


Primary Class shares of the funds may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund). Signature Class shares of the funds may be exchanged for Signature Class shares of any of the other Legg Mason funds, or Primary Class shares of any other Legg Mason fund that does not offer Signature Class shares. In each case, the fund into which you are exchanging must be eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.


There is currently no fee for exchanges. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Mailing of Reports and Prospectuses:


If two or more members of a household own the same fund, we economize on fund expenses by sending only one shareholder report and prospectus. If you do not want your mailings to be consolidated in that way, please call your financial adviser or FIS at 1-800-822-5544 or write to us at Legg Mason Funds Investor Services, 100 Light Street, P.O. Box 17023, Baltimore, MD 21297-0356 and we will send separate reports and prospectuses to each account holder living in your household. Note, however, that a decision not to participate in the "householding" program could adversely affect your eligibility to purchase Signature Class shares.

[icon] DISTRIBUTIONS AND TAXES


Each fund except Balanced Trust declares and pays dividends from any net investment income annually. Balanced Trust declares and pays any such dividends quarterly.

Each fund distributes substantially all its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gains may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. Primary Class shareholders who have a minimum account balance of $10,000, may request that their dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares
Fund). [Signature Class shareholders who have a minimum account balance of $________, may request that their dividends and/or other distributions be invested in Signature Class shares of another eligible Legg Mason fund or Primary Class shares of any other Legg Mason fund that does not offer Signature Class shares.] In each case, the fund into which you are investing must be available for sale in your state.


If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from a fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of a fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

As required by law, each fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] PORTFOLIO DISCLOSURE POLICY


A description of the funds' policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the funds' Statement of Additional Information. Each fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end, and partial information concerning the funds' portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website, in fact sheets and other formats, on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[icon] FINANCIAL HIGHLIGHTS




                                [TO BE INSERTED]

Legg Mason Equity Funds

The following additional information about the funds is available upon request and without charge:


Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about each fund and its policies. The funds' SAI is available free of charge at http://www.leggmasonfunds.com.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. The funds' annual and semi-annual reports are available free of charge at http://www.leggmasonfunds.com.


To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet at http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Funds Investor Services
                                    100 Light Street, P.O. Box 17023
                                    Baltimore, Maryland  21297-0356

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



LMF-001        Investment Company Act File Numbers: 811-3380; 811-4451; 811-7692

Legg Mason Equity Funds

Legg Mason Value Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason American Leading Companies Trust
Legg Mason Balanced Trust
Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason Financial Services Fund



         INSTITUTIONAL CLASS AND FINANCIAL INTERMEDIARY CLASS PROSPECTUS

                                 AUGUST 1, 2005

                                      logo



As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the Funds:


            1    Investment objectives and policies

            7    Principal risks

           10    Performance

           19    Fees and expenses of the funds

           22    Management


About your Investment:


          25     How to invest

          28     How to redeem your shares

          30     Account policies

          32     Services for investors

          33     Distributions and taxes

          34     Portfolio disclosure policy

          35     Financial highlights

LEGG MASON EQUITY FUNDS

[icon] INVESTMENT OBJECTIVES AND POLICIES

     This prospectus describes the following Legg Mason Equity Funds: Legg Mason Value Trust, Inc. ("Value Trust"), Legg Mason Special Investment Trust, Inc. ("Special Investment Trust"), Legg Mason American Leading Companies Trust, ("American Leading Companies Trust"), Legg Mason Balanced Trust ("Balanced Trust"), Legg Mason U.S. Small-Capitalization Value Trust, ("Small-Cap Value Trust") and Legg Mason Financial Services Fund ("Financial Services Fund").

LEGG MASON VALUE TRUST, INC.

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit potential losses.

The fund may also invest in debt securities of companies having one or more of the above characteristics. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON SPECIAL INVESTMENT TRUST, INC.

Investment objective: capital appreciation.

Principal investment strategies:

The fund invests primarily in equity securities, and securities convertible into equity securities, of companies whose market capitalizations are typically classified as small to mid-sized. The adviser defines small to mid-sized companies as those below the top 500 U.S. companies in terms of market capitalization. It also invests in "special situations" without regard to market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. Such developments may include actual or anticipated: sale or termination of an unprofitable part of the company's business; change in the company's management or in management's philosophy; basic change in the industry in which the company operates; introduction of new products or technologies; or the prospect or effect of acquisition or merger activities.

The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, and changes in government policy or geopolitical dynamics.

The fund also invests in debt securities of companies having one or more of the above characteristics. The fund may invest up to 35% of its net assets in debt securities rated below investment grade, commonly known as "junk bonds." The fund may invest up to 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings.

The adviser typically sells a security when, in the adviser's assessment, the security no longer appears to offer a long-term above-average risk-adjusted rate of return, when a more compelling investment opportunity is found, when the original reason for investing no longer applies, or to realize gains or limit potential losses.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON AMERICAN LEADING COMPANIES TRUST

Investment objective: long-term capital appreciation and current income consistent with prudent investment risk.

Principal investment strategies:

The fund invests primarily in securities that, in the adviser's opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a "Leading Company" as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor's 500 Index ("S&P 500 Index").

The adviser considers a number of factors to determine whether an investment is tied economically to the United States including: the primary trading market of the issuer's securities; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index generally considered representative of the United States securities markets; and whether the investment is exposed to the economic fortunes and risks of the United States.

The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, and changes in government policy or geopolitical dynamics.

The adviser typically sells a security when, in the adviser's assessment, the security no longer appears to offer a long-term above average risk-adjusted rate of return, when a more compelling investment opportunity is found, when the original reason for investing no longer applies, or to realize gains or limit potential losses.

Under normal circumstances, the fund expects to own a minimum of 35 different securities. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities.

During periods when the adviser believes the return on certain debt securities may equal or exceed the return on equity securities, the fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities, consistent with its investment objective. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody's, or deemed by the adviser to be of comparable quality to a security with these ratings. Debt securities rated below BBB/Baa are commonly known as "junk bonds."

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in repurchase agreements and money market instruments, including high-quality short-term debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LEGG MASON BALANCED TRUST

Investment objective: long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk.

Principal investment strategies:

The fund may invest up to 75% of its net assets in equity securities. The adviser emphasizes equity securities that have a history of paying dividends and that, in the opinion of the adviser, offer the potential for long-term growth. In addition, the adviser may also invest in common stocks or securities convertible into common stocks that do not pay current dividends but offer prospects for capital appreciation and future income. Stocks are selected based on value-oriented selection criteria emphasizing factors such as the adviser's evaluation of asset value, future cash flow and earnings potential. The adviser seeks to reduce investment risk through portfolio diversification -- by sector and by industry, as well as by issuer.

The fund invests not less than 25% of its net assets in fixed-income securities, including, without limitation, preferred stocks, bonds, debentures, municipal obligations, and mortgage-related securities; certificates of deposit; Treasury bills, notes, bonds and other obligations of the U.S. Government, its agencies and instrumentalities; high-quality commercial paper and other money market instruments; and repurchase agreements. The fund may invest in securities of any maturity, but, under normal circumstances, expects to maintain its portfolio of fixed-income securities so as to have an average dollar-weighted maturity of between four and five years. No more than 5% of the fund's total assets will be invested in fixed-income or convertible securities rated below BBB or Baa, commonly known as "junk bonds," at the time of purchase, or comparable unrated securities.

Fixed-income security selection is based upon identifying those fixed-income securities that the adviser deems to be undervalued, taking into consideration sector analysis, yield curve analysis and credit analysis. Absent the ability to find undervalued securities outside the Treasury sector, the adviser will hold Treasury securities. The fund's fixed-income portfolio maintains a duration that is similar to that of its benchmark, the Lehman Brothers Intermediate Government/Credit Index. Duration is a measure of a bond or fixed-income portfolio's sensitivity to changes in interest rates. During periods of falling interest rates a portfolio with a shorter duration will generally not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates rise, a portfolio with a shorter duration will generally outperform longer duration portfolios.

Under normal market conditions, the fund is managed as a balanced fund. This approach attempts to "balance" the potential for growth and greater volatility of stocks with the historically stable income and more moderate average price fluctuations of fixed-income securities. The proportion of the fund's assets invested in each type of security will vary from time to time in accordance with the adviser's assessment of investment opportunities. It is currently anticipated that the fund will invest approximately 60% of its total assets in common stocks and the remaining 40% in various fixed-income securities. These percentages may vary in attempting to increase returns or reduce risk.

The adviser typically sells a stock when, in the adviser's assessment, the gap between market price and intrinsic value is eliminated by reason of higher market prices or downward reassessment of intrinsic value by the adviser.

The adviser typically sells a fixed-income security when one of the following criteria is met: (1) a security reaches fair value and is no longer deemed to be undervalued based upon the adviser's analysis; (2) the adviser continues to find value in a particular sector but has identified a security in that sector that appears to offer more attractive valuation characteristics; or (3) a change in fundamentals has occurred that alters the adviser's view of the prospects for that particular security or sector.

LEGG MASON U.S. SMALL-CAPITALIZATION VALUE TRUST

Investment objective: long-term capital appreciation.
Principal investment strategies:

The fund invests at least 80% of its net assets in equity securities of domestic small-capitalization value companies. The adviser regards small-capitalization companies as those whose market capitalizations at the time of investment range between $10 million and the median of the New York Stock Exchange ("Exchange") market capitalizations, currently about $1.870 billion. Value companies are those in the lower quartile of price/earnings valuation.

The adviser's security selection process starts with a universe of small-capitalization value companies. From this universe, the adviser follows a disciplined security exclusion process focusing on eliminating companies with characteristics that the adviser has found to detract from long-term portfolio returns.

First, the adviser adjusts stated earnings for any unusual and non-recurring gains or losses to reach true operating earnings and eliminates companies which no longer meet the adviser's low price/earnings criteria. Second, the adviser eliminates companies that have pre-announced earnings declines. Third, the adviser excludes companies which have experienced excessive price appreciation over and above the market. Fourth, the adviser reviews company-specific fundamentals to eliminate stocks that the adviser regards as having minimal potential to increase in value or that the adviser believes have substantial risk of decline.

Portfolios are constructed from the companies that have passed through the adviser's stock exclusion process. Positions are purchased with attention to low cost transactions.


The adviser typically sells companies when the adviser believes they are no longer small-capitalization value companies or if their fundamentals deteriorate.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective. The adviser does not currently intend to invest in foreign securities.

LEGG MASON FINANCIAL SERVICES FUND

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund's adviser, under normal circumstances, concentrates the fund's investments by investing at least 80% of the fund's net assets in equity securities of issuers in the financial services industry that it believes are undervalued and thus may offer above average potential for capital appreciation. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

Financial services companies include, but are not limited to:

o        regional and money center banks
o        securities brokerage firms
o        asset management companies
o        savings banks and thrift institutions
o        specialty finance companies (e.g., credit card, mortgage providers)
o        insurance and insurance brokerage firms
o        government sponsored agencies, such as Government National Mortgage
         Association
o        financial conglomerates
o foreign financial services companies (limited to 25% of total assets, not including American Depositary Receipts).

Investments may also include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, Internet services and business services.

The adviser believes the financial services industry is undergoing many changes due to legislative reform and the shifting demographics of the population. In deciding what securities to buy, the adviser analyzes an issuer's financial statements to determine earnings per share potential. It also reviews, as appropriate, the economy where the issuer does business, the products offered, its potential to benefit from industry changes and the strength and goals of management.

The adviser typically will sell a security in the fund's portfolio if that security experiences earnings problems.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

Each fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval. Each of American Leading Companies Trust, Small-Cap Value Trust and Financial Services Fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name (as described above), without providing shareholders at least 60 days' written notice.

[icon] PRINCIPAL RISKS

In General:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

Market Risk:


Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. A fund may experience a substantial or complete loss on an individual stock.


Value Style Risk:

The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Small and Mid-Sized Company Securities - Value Trust, Special Investment Trust, Small-Cap Value Trust and Financial Services Fund:

Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. Small-sized companies may also be undervalued because few, if any, investment researchers regularly follow them.

It is anticipated that some of the portfolio securities may not be widely traded and that a fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of such securities quickly at prevailing market prices, and market prices may not always be readily available for use in determining a fund's net asset value.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. In addition to exhibiting greater volatility, small-cap stocks may, to a degree, fluctuate independently of larger-cap stocks, i.e., small-cap stocks may decline in price as the prices of large-cap stocks rise or vice versa. Small-cap companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies.

Concentration Risk - Financial Services Fund:

Financial Services Fund invests primarily in securities of companies in the financial services industry. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Financial services companies are subject to extensive government regulation, and their prospects may be affected by new regulations or regulatory interpretations that impede particular lines of business. The profitability of financial services companies is dependent on the availability and cost of funds, and can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect this industry. Recent federal legislation permits increased competition among financial services companies. The impact of this change on any individual company or on the industry as a whole cannot be predicted.

Company Risk - Value Trust, Special Investment Trust and American Leading Companies Trust:

Each fund identified above invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. There is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that an issuer will not realize that potential. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility.

Exposure to Foreign Markets - all Funds except Small-Cap Value Trust:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investment Models:

The proprietary models used by an adviser to evaluate securities or securities markets are based on the adviser's understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Debt Securities:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by a fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of a fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates increase.


Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by a fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, commonly known as "junk bonds," which a fund may purchase from time to time, are deemed by the ratings companies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Special Investment Trust may be especially affected by the risks involved with investing in debt securities rated below investment grade, as it may invest up to 35% of its net assets in such securities.


Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund. Moody's Investors Service, Inc. considers debt securities rated in the lowest investment grade category (Baa) to have speculative characteristics.


Call Risk:

Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Special Risks of Mortgage-Backed Securities - Balanced Trust:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund's return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of the fund.

Convertible Securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

The value of a convertible security is usually a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

[icon] PERFORMANCE


     Each fund offers Primary Class and Institutional Class shares. All funds except Balanced Trust and Financial Services Fund offer Signature Class shares. Value Trust, Special Investment Trust, American Leading Companies Trust, Balanced Trust and Financial Services Fund also offer Financial Intermediary Class shares. Primary Class and Signature Class shares are offered through a separate prospectus. All classes of a fund are invested in the same portfolio of securities, and the annual total returns for each class of shares differ only to the extent that the Institutional Class would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class, Signature Class, or Financial Intermediary Class shares. The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.


                    Value Trust - Institutional Class Shares

   Year-by-year total return as of December 31 of each year (before taxes) (%) *

------------ ---------- ---------- ---------- ---------- ---------- ---------- -------------- ----------- ------------
   1995        1996       1997       1998       1999       2000       2001         2002          2003        2004
------------ ---------- ---------- ---------- ---------- ---------- ---------- -------------- ----------- ------------
------------ ---------- ---------- ---------- ---------- ---------- ---------- -------------- ----------- ------------
  42.18        39.82     38.49       49.40      27.99      (6.24)   (8.39)      (18.06)       44.98        13.09
------------ ---------- ---------- ---------- ---------- ---------- ---------- -------------- ----------- ------------

            * The fund's year-to-date total return (Institutional Class) as of June 30, 2005 was ____%.


                                During the past ten calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                    36.15%
Worst quarter:                             September 30, 2001                   (19.81)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:
--------------------------------------------- ---------------- ----------------- --------------------
Value Trust - Institutional Class             1 Year           5 Years           10 Years
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return Before Taxes                                    13.09%              2.9%               19.77%

--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions                    13.09%             2.01%               18.42%

--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Return After Taxes on Distributions and
Sale of Fund Shares                                     8.51%             2.16%               17.33%
--------------------------------------------- ---------------- ----------------- --------------------
--------------------------------------------- ---------------- ----------------- --------------------
Standard & Poor's 500 Composite Stock Index
(reflects no deduction for fees, expenses                   %                 %                    %
or taxes) (a)
--------------------------------------------- ---------------- ----------------- --------------------

(a) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.


                                       10


                Value Trust - Financial Intermediary Class Shares

  Year-by-year total return as of December 31 of each year (before taxes) (%) *

---------------- ----------------- ----------------
     2002              2003             2004
---------------- ----------------- ----------------
---------------- ----------------- ----------------
    (18.31)           44.48             12.71
---------------- ----------------- ----------------


        * The fund's year-to-date total return (Financial Intermediary Class) as of June 30, 2005 was ___%.





                              During the past three calendar years:

                                              Quarter Ended                  Total Return
Best quarter:                                 June 30, 2003                     25.67%
Worst quarter:                             September 30, 2002                  (13.80)%


                          Average Annual Total Returns

For the periods ended December 31, 2004:

----------------------------------------------- -------------- --------------------
Value Trust - Financial Intermediary Class      1 Year         Life of Class
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return Before Taxes                                    12.71%             7.09%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions                    12.71%             7.07%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions and Sale
of Fund Shares                                          8.26%             6.10%(a)
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Standard & Poor's 500 Composite Stock Index
(reflects no deduction for fees, expenses or                %                 %(b)
taxes) (c)
----------------------------------------------- -------------- --------------------

(a)      March 23, 2001 (commencement of operations) to December 31, 2004.

(b)      March 31, 2001 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.




                                       11


              Special Investment Trust - Institutional Class Shares

  Year-by-year total return as of December 31 of each year (before taxes) (%) *

------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
    1995          1996        1997       1998        1999        2000      2001        2002        2003       2004
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
   23.83         30.04       23.44      24.50       36.97      (11.09)     3.38     (7.75)       55.91      14.22
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------


* The fund's year-to-date total return (Institutional Class) as of June 30, 2005 was ___%. The Financial Intermediary Class of Special Investment Trust commenced operations on July 30, 2004. As such, the class does not yet have a full calendar year of performance information.



                                     During the past ten calendar years:

                                              Quarter Ended                   Total Return
Best quarter:                               December 31, 1998                    40.46%
Worst quarter:                             September 30, 2001                   (26.07)%


                          Average Annual Total Returns

For the periods ended December 31, 2004:

----------------------------------------------------- ----------------------------- --------------- ------------------
Special Investment Trust -                            1 Year                        5 Years         10 Years
Institutional Class
----------------------------------------------------- ----------------------------- --------------- ------------------
----------------------------------------------------- ----------------------------- --------------- ------------------
Return Before Taxes                                              14.22%                 8.59%            17.74%

----------------------------------------------------- ----------------------------- --------------- ------------------
----------------------------------------------------- ----------------------------- --------------- ------------------
Return After Taxes on Distributions                              13.07%                 7.86%            16.27%

----------------------------------------------------- ----------------------------- --------------- ------------------
----------------------------------------------------- ----------------------------- --------------- ------------------
Return After Taxes on Distributions                              10.71%                 7.23%            15.35%
and Sale of Fund Shares
----------------------------------------------------- ----------------------------- --------------- ------------------
----------------------------------------------------- ----------------------------- --------------- ------------------
S&P MidCap 400 Index (reflects no deduction for                    %                      %                 %
fees, expenses or taxes) (a)
----------------------------------------------------- ----------------------------- --------------- ------------------

(a) The S&P MidCap 400 Index is a market capitalization-weighted index composed of 400 stocks that is generally considered representative of mid-sized U.S. companies.



                                       12


         American Leading Companies Trust - Institutional Class Shares *

 Year-by-year total return as of December 31 of each year (before taxes) (%) **

--------------------------- ------------------- --------------------
           2002                    2003                2004
--------------------------- ------------------- --------------------
--------------------------- ------------------- --------------------
         (16.95)                  30.42                14.06
--------------------------- ------------------- --------------------

* Shares of the Institutional Class of American Leading Companies Trust were held by investors during the period from October 4, 1996 to December 3, 1998. During the 12-month period ending December 31, 1997, the total return for Institutional Class shares was 25.29%. On June 14, 2001, the fund's Institutional Class re-commenced operations.

** The fund's year-to-date total return (Institutional Class) as of June 30, 2005 was ____%. As of the date of the prospectus, the Financial Intermediary Class of American Leading Companies Trust has not commenced operations.


                      During the past three calendar years:

                                              Quarter Ended                   Total Return
         Best quarter:                        June 30, 2003                      19.56%
         Worst quarter:                    September 30, 2002                   (17.31)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:

--------------------------------------------- ---------------- --------------------
American Leading Companies -Institutional     1 Year           Life of Class
Class
--------------------------------------------- ---------------- --------------------
--------------------------------------------- ---------------- --------------------
Return Before Taxes                                    14.06%             5.36%(a)

--------------------------------------------- ---------------- --------------------
--------------------------------------------- ---------------- --------------------
Return After Taxes on Distributions                    13.68%             5.23%(a)

--------------------------------------------- ---------------- --------------------
--------------------------------------------- ---------------- --------------------
Return After Taxes on Distributions and                 9.13%             4.54%(a)
Sale of Fund Shares
--------------------------------------------- ---------------- --------------------
--------------------------------------------- ---------------- --------------------
Standard & Poor's 500 Composite Stock Index                 %                 %(b)
(reflects no deduction for fees, expenses
or taxes) (c)
--------------------------------------------- ---------------- --------------------

(a)      June 14, 2001 (re-commencement of operations) to December 31, 2004.

(b)      May 31, 2001 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.



                                       13


                   Balanced Trust - Institutional Class Shares

  Year-by-year total return as of December 31 of each year (before taxes) (%) *

---------------------- --------------------- -----------------
       2002                      2003        2004
---------------------- --------------------- -----------------
---------------------- --------------------- -----------------
      (11.36)                   15.13        7.76
---------------------- --------------------- -----------------

* The fund's year-to-date total return (Institutional Class) as of June 30, 2005 was ___%.





                              During the past three calendar years:

                                              Quarter Ended                  Total Return
Best quarter:                                 June 30, 2003                     8.34%
Worst quarter:                             September 30, 2002                  (8.43)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:

----------------------------------------------- -------------- --------------------
Balanced Trust - Institutional Class            1 Year         Life of Class
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return Before Taxes                                     7.76%             3.33%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions                     6.79%             2.27%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions and Sale            5.42%             2.37%(a)
of Fund Shares
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Standard & Poor's 500 Composite Stock Index                 %                 %(b)
(reflects no deduction for fees, expenses or
taxes) (c)
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Lehman Intermediate Government/Credit Bond                  %
Index (d)                                                                     %(b)
----------------------------------------------- -------------- --------------------

(a)      March 16, 2001 (commencement of operations) to December 31, 2004.

(b)      March 31, 2001 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.

(d) The Lehman Intermediate Government/Credit Bond Index is a total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to 10 years.




                                       14


              Balanced Trust - Financial Intermediary Class Shares

  Year-by-year total return as of December 31 of each year (before taxes) (%) *

------------------------- ------------------------- ------------------------
        2002                                  2003                      2004
------------------------- ------------------------- ------------------------
------------------------- ------------------------- ------------------------
      (11.59)                      14.89                     7.43
------------------------- ------------------------- ------------------------

* The fund's year-to-date total return (Financial Intermediary Class) as of June 30, 2005 was ___%.





                              During the past three calendar years:

                                   Quarter Ended                  Total Return
Best quarter:                      June 30, 2003                     8.19%
Worst quarter:                  September 30, 2002                  (8.50)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:

----------------------------------------------- -------------- --------------------
Balanced Trust - Financial Intermediary Class   1 Year         Life of Class
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return Before Taxes                                     7.43%             3.05%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions                     6.61%             2.09%(a)

----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Return After Taxes on Distributions and Sale            5.20%             2.20%(a)
of Fund Shares
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Standard & Poor's 500 Composite Stock Index                 %                 %(b)
(reflects no deduction for fees, expenses or
taxes) (c)
----------------------------------------------- -------------- --------------------
----------------------------------------------- -------------- --------------------
Lehman Intermediate Government/Credit Bond                  %
Index (d)                                                                     %(b)
----------------------------------------------- -------------- --------------------

(a)      March 16, 2001 (commencement of operations) to December 31, 2004.

(b)      March 31, 2001 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.

(d) The Lehman Intermediate Government/Credit Bond Index is a total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to 10 years.




                                       15


               Small-Cap Value Trust - Institutional Class Shares

  Year-by-year total return as of December 31 of each year (before taxes) (%) *

------------------- ------------------- ------------------- ------------------ ------------------- -------------------
        1999                2000               2001               2002                2003                2004
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
       (4.05)                8.91             22.61              (5.28)              40.43               22.86
------------------- ------------------- ------------------- ------------------ ------------------- -------------------

* The fund's year-to-date total return (Institutional Class) as of June 30, 2005 was ___%.

                              During the past six calendar years:

                                    Quarter Ended                   Total Return
Best quarter:                       June 30, 2003                      24.68%
Worst quarter:                    September 30, 2002                  (19.77)%

                          Average Annual Total Returns

For the periods ended December 31, 2004:

-------------------------------------------------- ---------------- -------------------- --------------------
Small-Cap Value Trust - Institutional Class        1 Year           5 Years              Life of Class
-------------------------------------------------- ---------------- -------------------- --------------------
-------------------------------------------------- ---------------- -------------------- --------------------
Return Before Taxes                                         22.86%               16.89%             9.81%(a)

-------------------------------------------------- ---------------- -------------------- --------------------
-------------------------------------------------- ---------------- -------------------- --------------------
Return After Taxes on Distributions                         20.70%               16.46%             9.26%(a)

-------------------------------------------------- ---------------- -------------------- --------------------
-------------------------------------------------- ---------------- -------------------- --------------------
Return After Taxes on Distributions and Sale of             16.33%               14.78%             8.33%(a)
Fund Shares
-------------------------------------------------- ---------------- -------------------- --------------------
-------------------------------------------------- ---------------- -------------------- --------------------
Russell 2000 Index (reflects no deduction for                    %                    %                 %(b)
fees, expenses or taxes) (c)
-------------------------------------------------- ---------------- -------------------- --------------------

(a)      June 19, 1998 (commencement of operations) to December 31, 2004.

(b)      June 30, 1998 to December 31, 2004.

(c)      The Russell  2000 Index is an  unmanaged  index  comprised  of the 2,000  smallest  companies of the 3,000 largest U.S. companies based on market capitalization.




                                       16


         Financial Services Fund - Financial Intermediary Class Shares *

 Year-by-year total return as of December 31 of each year (before taxes) (%) **

------------------- ------------------- ------------------ ------------------- ------------------- -------------------
      1999                  2000                2001             2002                2003                2004
------------------- ------------------- ------------------ ------------------- ------------------- -------------------
------------------- ------------------- ------------------ ------------------- ------------------- -------------------
    (10.30)%              30.24%             (3.72)%            (2.02)%              36.04%              14.69
------------------- ------------------- ------------------ ------------------- ------------------- -------------------

* On July 31, 2004, Class A shares of the fund were renamed Financial Intermediary Class shares. Investors held shares of the Institutional Class of Financial Services Fund only during the period from October 7, 1999 to May 12, 2000; there were no Institutional Class shares of the fund outstanding on the date of this prospectus.

** The fund's year-to-date total return (Financial Intermediary Class) as of June 30, 2005 was ___%.


                                During the past six calendar years:

                                  Quarter Ended                    Total Return
Best quarter:                   September 30, 2000                    18.08%
Worst quarter:                  September 30, 1999                   (12.98)%


The total returns shown above do not include the effect of the initial sales charge which was charged on Class A shares from its inception until July 31, 2004. Class A shares were subject to a maximum initial sales charge of 4.75%.
Financial Intermediary Class does not have an initial sales charge.

                          Average Annual Total Returns

For the periods ended December 31, 2004:

------------------------------------------------------ ----------------- -------------------- -------------------
Financial Services Fund -                              1 Year            5 Years              Life of Class
Financial Intermediary Class
------------------------------------------------------ ----------------- -------------------- -------------------
------------------------------------------------------ ----------------- -------------------- -------------------
Return Before Taxes                                              14.69%        13.90%                  10.27%(a)
------------------------------------------------------ ----------------- -------------------- -------------------
------------------------------------------------------ ----------------- -------------------- -------------------
Return After Taxes on Distributions                              12.29%        13.36%                   9.84%(a)
------------------------------------------------------ ----------------- -------------------- -------------------
------------------------------------------------------ ----------------- -------------------- -------------------
Return After Taxes on Distributions and Sale of Fund             12.13%        12.14%                   8.96%(a)
Shares
------------------------------------------------------ ----------------- -------------------- -------------------
------------------------------------------------------ ----------------- -------------------- -------------------
Standard & Poor's 500 Composite Stock Index                           %           %                         %(b)
(reflects no deduction for
fees, expenses or taxes) (c)
------------------------------------------------------ ----------------- -------------------- -------------------

(a) November 16, 1998 (commencement of operations) to December 31, 2004. On October 5, 1999, this fund was reorganized from a series of Bartlett Capital Trust to a series of Legg Mason Investors Trust, Inc. On July 31, 2004, Class A shares of the fund were renamed Financial Intermediary Class. Class A shares were subject to a maximum initial sales charge of 4.75%. Financial Intermediary Class does not have an initial sales charge. The returns shown above do not reflect the imposition of an initial sales charge.

(b)      October 31, 1998 to December 31, 2004.

(c) The Standard & Poor's 500 Composite Stock Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.

                                    * * * * *


During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions because the loss generates a tax benefit that is factored into the result.


After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE FUNDS


The tables below describe the fees and expenses you may incur directly or indirectly as an investor in either class of a fund. Each fund pays operating expenses directly out of the assets of the appropriate class, thereby lowering that class' dividends and/or share price. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.



                     Shareholder Fees - Institutional Class
                    (fees paid directly from your investment)

                                                        American
                                        Special          Leading                      Small-Cap      Financial
Institutional Class        Value       Investment       Companies       Balanced        Value       Services
Shares of:                 Trust         Trust            Trust           Trust         Trust         Fund

Sales Charge (Load)        None           None            None            None           None           None
Imposed on Purchases

Sales Charge (Load)
Imposed on Reinvested      None           None            None            None           None           None
Dividends

Redemption Fee             None           None            None            None           None           None



              Annual Fund Operating Expenses - Institutional Class
                  (expenses that are deducted from fund assets)

                                                        American
                                        Special          Leading                      Small-Cap       Financial
Institutional Class        Value       Investment       Companies       Balanced        Value       Services Fund
Shares of:                 Trust         Trust            Trust           Trust         Trust

Management Fees (a)          %             %                %               %             %               %

Distribution and/or
Service (12b-1) Fees       none           none            none            none           none           none

Other Expenses               %             %                %               %             %             % (b)
                        ------------ --------------- ---------------- -------------- ------------- ----------------
                        ------------ --------------- ---------------- -------------- ------------- ----------------

Total Annual Fund
Operating Expenses (a)       %             %                %               %             %               %

(a)      The investment adviser currently intends to voluntarily waive fees or reimburse expenses so that
         Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of average daily net assets attributable to
         Institutional Class shares: 0.95% for American Leading Companies Trust; 1.10% for Balanced Trust; 1.00%

                                       19


         for Small-Cap Value Trust; and 1.25% for Financial Services Fund.  These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.  Including the effect of waivers, total annual fund operating expenses for the fiscal year ended March 31, 2005 were ____% for
         Balanced Trust. No fee waivers were necessary during this period for American Leading Companies Trust or
         Small-Cap Value Trust.

(b)      "Other expenses" are estimated for the current fiscal year.



Example:

This example helps you compare the cost of investing in Institutional Class shares of a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Institutional Class shares of a fund, assuming (1) a 5% return each year, (2) Institutional Class' operating expenses remain the same as shown in the table above (not including the effect of any voluntary waivers), and (3) you redeem all of your shares at the end of the time periods shown.

---------------------------------------------------- --------------- -------------- --------------- --------------
                                                         1 Year         3 Years        5 Years        10 Years
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
Value Trust -
Institutional Class                                  $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
Special Investment Trust -
Institutional Class                                  $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
American Leading Companies Trust - Institutional
Class                                                $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
Balanced Trust -
Institutional Class                                  $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
Small-Cap Value Trust -
Institutional Class                                  $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------
---------------------------------------------------- --------------- -------------- --------------- --------------
Financial Services Fund -
Institutional Class                                  $               $              $               $
---------------------------------------------------- --------------- -------------- --------------- --------------




                                       20


                 Shareholder Fees - Financial Intermediary Class
                    (fees paid directly from your investment)

Financial Intermediary                  Value           Special        American     Balanced Trust     Financial
Class Shares of:                        Trust         Investment       Leading                         Services
                                                         Trust        Companies                          Fund
Sales Charge (Load) Imposed on          None             None            None            None            None
Purchases
Sales Charge (Load) Imposed on           None             None           None            None             None
Reinvested Dividends
Redemption Fee                          None             None            None            None            None



                           Annual Fund Operating Expenses - Financial Intermediary Class
                  (expenses that are deducted from fund assets)

Financial Intermediary                  Value           Special        American     Balanced Trust     Financial
Class Shares of:                        Trust         Investment       Leading                         Services
                                                         Trust        Companies                          Fund
Management Fees                           %                %              %               %                %
Distribution and/or Service             0.25% (a)       0.25% (a)      0.25% (a)        0.25% (a)        0.25%
(12b-1) Fees
Other Expenses                            %              %(b)            %(b)             %                %
                                  ------------------ -------------- --------------- --------------- ----------------
                                  ------------------ -------------- --------------- --------------- ----------------
Total Annual Fund Operating               %                %             %(c)            %(c)            %(c)
Expenses

(a) The 12b-1 fees shown in the table reflect the amount at which the Directors have currently limited payments under each fund's Financial Intermediary Class Distribution Plan. Pursuant to each Distribution Plan, the Directors may authorize payment of up to 0.40% of average net assets without shareholder approval.

(b)      "Other expenses" are estimated for the current fiscal year.

(c)      The investment adviser currently intends to voluntarily waive fees or reimburse expenses so that
         Financial Intermediary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of average daily net assets attributable to Financial Intermediary Class shares:  1.20% for American Leading Companies Trust; 1.35%
         for Balanced Trust and 1.50% for Financial Services Fund.  These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.  Including the effect of waivers, total annual fund operating expenses for the fiscal year ended March 31, 2005, were __% for
         Balanced Trust and ___% for Financial Services Fund.

                                       21


Example:


This example helps you compare the cost of investing in Financial Intermediary
Class shares of a fund with the cost of investing in other mutual funds.
Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Financial Intermediary Class shares of a fund, assuming (1) a 5% return each year, (2) Financial Intermediary
Class' operating expenses remain the same as shown in the table above (not including the effect of any voluntary fee waivers), and (3) you redeem all of your shares at the end of the time periods shown.



---------------------------------------------- -------------- -------------- -------------- ------------
                                               1 Year         3 Years        5 Years        10 Years
---------------------------------------------- -------------- -------------- -------------- ------------
---------------------------------------------- -------------- -------------- -------------- ------------
Value Trust -
Financial Intermediary Class                   $              $              $              $
---------------------------------------------- -------------- -------------- -------------- ------------
---------------------------------------------- -------------- -------------- -------------- ------------
Special Investment Trust -
Financial Intermediary Class                   $              $              $              $
---------------------------------------------- -------------- -------------- -------------- ------------
---------------------------------------------- -------------- -------------- -------------- ------------
American Leading Companies Trust - Financial
Intermediary Class                             $              $              $              $
---------------------------------------------- -------------- -------------- -------------- ------------
---------------------------------------------- -------------- -------------- -------------- ------------
Balanced Trust -
Financial Intermediary Class                   $              $              $              $
---------------------------------------------- -------------- -------------- -------------- ------------
---------------------------------------------- -------------- -------------- -------------- ------------
Financial Services Fund -
Financial Intermediary Class                   $              $              $              $
---------------------------------------------- -------------- -------------- -------------- ------------

[icon] MANAGEMENT

Managers and Advisers:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of Balanced Trust, Small-Cap Value Trust and Financial Services Fund. LMFA is responsible for overseeing these funds' relationships with outside service providers, such as the custodian, transfer agent, and lawyers.


Legg Mason Capital Management, Inc. ("LMCM"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser and manager for Value Trust, Special Investment Trust and American Leading Companies Trust. LMCM is responsible for the investment management of these funds, which includes making investment decisions to buy, sell or hold particular securities. As of March 31, 2005, LMCM had aggregate assets under management of approximately $__ billion. Prior to April 1, 2005, Legg Mason Funds Management, Inc. ("LMFM") acted in the capacity in which LMCM currently acts. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangement between the fund and LMCM is identical to the previous arrangement between the fund and LMFM. LMCM has delegated certain administrative responsibilities for these funds to LMFA.


For its services during the fiscal year ended March 31, 2005, each fund paid LMFA or LMCM a percentage of its average daily net assets (net of any fee waivers) as follows:

              Value Trust                                                    %
              Special Investment Trust                                       %
              American Leading Companies Trust                               %
              Balanced Trust                                                 %
              Small-Cap Value Trust                                          %
              Financial Services Fund                                        %

LMFA has entered into investment advisory agreements with Bartlett & Co. ("Bartlett"), Brandywine Asset Management, LLC ("Brandywine"), and Barrett Associates, Inc. ("Barrett") to provide investment advisory services to Balanced Trust, Small-Cap Value Trust, and Financial Services Fund, respectively.

Bartlett, 36 East Fourth Street, Cincinnati, Ohio 45202, as investment adviser to Balanced Trust, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Bartlett provides investment advice to individuals, corporations, pension and profit sharing plans, trust accounts and mutual funds. Aggregate assets under management of Bartlett were approximately $___ billion as of March 31, 2005.

Brandywine, 201 North Walnut Street, Wilmington, Delaware 19801, as investment adviser to Small-Cap Value Trust, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Brandywine acts as adviser or sub-adviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine were approximately $___ billion as of March 31, 2005.

Barrett, 90 Park Avenue, New York, New York 10016, as investment adviser to Financial Services Fund, is responsible for the investment management of the fund, which includes making investment decisions to buy, sell or hold particular securities. Barrett provides investment advice to individuals and families, endowments, foundations, trust accounts and mutual funds. Aggregate assets under management of Barrett were approximately $___ billion as of March 31, 2005.

For their services during the fiscal year ended March 31, 2005, LMFA paid the advisers a fee equal to the following percentage of each fund's average daily net assets (net of any fee waivers):

-------------------------------------- ----------------------------------
Balanced Trust
(Bartlett)                                             %
-------------------------------------- ----------------------------------
-------------------------------------- ----------------------------------
Small-Cap Value Trust
(Brandywine)                                           %
-------------------------------------- ----------------------------------
-------------------------------------- ----------------------------------
Financial Services Fund
(Barrett)                                              %
-------------------------------------- ----------------------------------



The funds' Annual Report to Shareholders for the period ended March 31, 2005 provides a discussion regarding the basis for each fund's Board of Directors' approval of the continuance of the Management Agreement and the Advisory Agreement.


Portfolio Management:

     Value Trust and Special Investment Trust. Bill Miller, CFA, has had primary responsibility for the day-to-day management of Value Trust since 1990. From Value Trust's inception, in 1982, to November 1990, Mr. Miller co-managed the fund. Mr. Miller and Samuel M. Peters, CFA, are co-portfolio managers responsible for the day-to-day management of Special Investment Trust. Mr. Miller managed or co-managed Special Investment Trust from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMCM managed the fund. Mr. Miller resumed management responsibilities for the fund on January 14, 2004. Mr. Peters began co-managing the fund in April 2005. Mr. Miller has been employed by one or more subsidiaries of Legg Mason, Inc. since 1981. Mr. Miller assumed overall responsibility for the equity funds management area of Legg Mason in late 1990. He currently serves as Chief Executive Officer & Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc., and Managing Member for LMM, LLC. Prior to joining LMCM in April 2005, Mr. Peters worked for Fidelity Management & Research as a portfolio manager.

     American Leading Companies Trust. David E. Nelson, CFA, has had primary responsibility for the day-to-day management of American Leading Companies Trust since March 9, 1998. Mr. Nelson currently serves as Senior Vice President and Director of Market Analysis for Legg Mason Funds Management, Inc., and Legg Mason Capital Management, Inc.

     Balanced Trust. Peter A. Sorrentino, CFA, David P. Francis and Troy R. Snider are responsible for the day-to-day management of Balanced Trust. Mr. Sorrentino has been responsible for the equity portion of Balance Trust since 1999. In this role he implements the recommendations of the equity research analysts, relating to individual securities, sector and industry weightings. In addition, he oversees the asset allocation of the fund between stocks, bonds and cash equivalents. Mr. Sorrentino has been Chief Investment Officer and a Managing Director of Bartlett since 1999. Prior to that time, Mr. Sorrentino was Director of Research and Portfolio Management in the Trust Division of Firstar Bank of Cincinnati. Mr. Francis and Mr. Snider have been responsible for managing Balanced Trust's fixed-income strategy and fixed-income security selection since it's inception in October 1996. Mr. Francis and Mr. Snider have been employed as fixed-income managers at Bartlett for the past five years.

     Small-Cap Value Trust. Henry F. Otto and Steven M. Tonkovich are responsible for the day-to-day management of Small-Cap Value Trust. Both are Managing Directors of Brandywine. Mr. Otto is a senior portfolio manager and has been employed at Brandywine since 1987. Mr. Tonkovich is a senior portfolio manager and analyst and has been employed at Brandywine since 1989.

     Financial Services Fund. Amy LaGuardia is responsible for the day-to-day management of Financial Services Fund. Ms. LaGuardia joined Barrett on May 1, 2003. Prior to joining Barrett, Ms. LaGuardia was Senior Vice President and Director of Research at Gray Seifert where she had been employed since 1982. Ms. LaGuardia co-managed the fund since its inception while employed at Gray Seifert.

The funds' Statement of Additional Information provides information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund they advise.



Distributor of the Funds' Shares:


Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a plan under Rule 12b-1 with respect to the Financial Intermediary Class that allows it to pay fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly. Under each Financial Intermediary Class plan, a fund may pay Legg Mason an annual 12b-1 fee in an amount up to 0.40% (0.25% in the case of Financial Services Fund) of the fund's average daily net assets attributable to Financial Intermediary Class shares. The Boards of these funds have currently approved payment of 0.25% of each fund's average daily net assets attributable to Financial Intermediary Class under the plans. Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Legg Mason, LMCM and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

LMCM, LMFA, Bartlett, Brandywine, Barrett and Legg Mason are subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST


Institutional Class and Financial Intermediary Class shares are only offered to certain classes of eligible investors. The following classes of investors may purchase Institutional Class shares:

o Institutional investors that make an initial investment of at least $1 million in a fund. Generally, institutional investors are limited to corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities. If an institutional investor's account balance falls below $500,000 for any reason, including a decline in share value, the investor's Institutional Class shares will be converted to the applicable fund's Primary or Signature share class, as appropriate. Such conversion will not be a taxable event.

o Investors that invest in the funds through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor and that offer their clients
     Institutional Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by the Distributor. If an investor holds shares through a fee-based advisory or brokerage account program and that account is terminated for any reason, the investor's Institutional Class shares will be affected as follows: 1- If the financial intermediary through whom the investor holds shares is eligible to sell Primary Class or Signature Class shares, the investor's Institutional Class shares will be converted to the applicable fund's Primary or Signature shares class, as appropriate. Such conversion will not be a taxable event. 2- If the financial intermediary through whom the investor holds shares is not eligible to sell Primary Class or Signature Class shares, the investor's Institutional Class shares will be redeemed. The redemption will be a taxable event.

o Shareholders of an Institutional Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Institutional Class shares of that fund.

o Employees of the investment adviser to a Legg Mason fund and their spouses and children of such employees may purchase Institutional Class shares of that Legg Mason fund. For such investors, the minimum initial investment is $1,000 per fund and the minimum for each purchase of additional shares is $100. Due to operational limitations, some investment advisers may not have the operational capability to process transactions for their employees' accounts. Employees of an investment adviser should contact their operations department to determine if Institutional Class shares are available for their purchase.


The following classes of investors may purchase Financial Intermediary Class shares:

o Institutional investors that make an initial investment of at least $1 million in a fund. Generally, institutional investors are limited to corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities. If an institutional investor's account balance falls below $500,000 for any reason, including a decline in share value, the investor's Financial Intermediary Class shares will be converted to the applicable fund's Primary or Signature share class, as appropriate. Such conversion will not be a taxable event.

o Investors that invest through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor and that offer their clients Financial Intermediary Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by the Distributor. If an investor holds shares through a fee-based advisory or brokerage account program and that account is terminated for any reason, the investor's Financial Intermediary Class shares will be affected as follows: 1- If the financial intermediary through whom the investor holds shares is eligible to sell Primary Class or

     Signature Class shares, the investor's Financial Intermediary Class shares will be converted to the applicable fund's Primary or Signature shares class, as appropriate. Such conversion will not be a taxable event. 2- If the financial intermediary through whom the investor holds shares is not eligible to sell Primary Class or Signature Class shares, the investor's Financial Intermediary Class shares will be redeemed. The redemption will be a taxable event.

o Shareholders of the Financial Intermediary Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund.

o Shareholders of Class A shares of Financial Services Fund on July 31, 2004 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund.

The funds reserve the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the funds, through their Distributor, may waive the minimum initial investment requirements in their sole discretion.

Prospective investors who are eligible to invest in Institutional Class or Financial Intermediary Class shares must advise the funds' Distributor, or other financial intermediary through which they are effecting a purchase, of their eligibility to purchase such shares and, where applicable, provide appropriate documentation confirming their eligibility.

Customers of authorized financial intermediaries may purchase shares only in accordance with instructions and limitations pertaining to their account at the authorized financial intermediary. Financial intermediaries may set different minimum investment requirements for their Customers' investments in accounts invested in Institutional Class or Financial Intermediary Class shares.

Prior to or concurrent with the initial purchase of Institutional Class or Financial Intermediary Class shares, each investor or financial intermediary must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class or Financial Intermediary Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, will be processed at the net asset value for that class as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the net asset value for that class as of the close of the Exchange on the next day the Exchange is open.

Certain financial intermediaries that have agreements with Legg Mason or a fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized intermediary accepts the order, the intermediary's customer will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the financial intermediary's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class and Financial Intermediary Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the funds' custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank. Funds should be wired through the Federal Reserve System to:

         State Street Bank and Trust Company
         [ABA #011-000-028]
         [DDA #99046096]
         Legg Mason [Insert name of fund and class of shares]
         [Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of a fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.

As described above, Institutional Class or Financial Intermediary Class shares may be available through authorized financial intermediaries. Each fund may pay such financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise, as appropriate. Legg Mason and its affiliates (including the advisers) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the funds available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Shares of the funds may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

If you are a customer of an institution or a client of a financial intermediary through whom you invest, be sure to consult their program literature for any policies on purchasing a fund's shares.

Shares of a fund may not be available for sale in certain states. Prospective investors should inquire as to whether shares of a particular fund are available for sale in their state of residence.

Account Registration Changes:

Changes in registration or account privileges for accounts held directly with Legg Mason Institutional Funds must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

         Legg Mason Institutional Funds
         P.O. Box 17635
         Baltimore, Maryland  21297-1635

[icon] HOW TO REDEEM YOUR SHARES

Shares may be redeemed through four methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, (3) by faxing your request to 410-454-5050, or (4) by wire communication with the Transfer Agent. In the case of a wire communication, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason Institutional Funds will not be responsible for any account losses due to fraudulent telephone or wire orders that Legg Mason Institutional Funds reasonably believes to be genuine. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of financial intermediaries may redeem only in accordance with instructions and limitations pertaining to their account at the financial intermediary.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share by class. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for Redemption Should Indicate:

1) the class and number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check has cleared.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

Signature Guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.

o Making changes to the account registration after the account has been opened.

o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[icon] ACCOUNT POLICIES

Calculation of Net Asset Value:

Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Institutional Class or Financial Intermediary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.


Each fund's securities are generally valued on the basis of closing market prices or market quotations. OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. When closing market prices or market quotations are not readily available (such as when trading in a security is halted or when the principal exchange on which a security is traded closes early) or are considered by the adviser to be unreliable, a fund's securities are valued at fair value as determined under policies approved by the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. A fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fair value methods are necessarily estimates, and the use of fair value prices may cause the net asset value of a fund's shares to differ from the net asset value that would be calculated using other methods of valuation.


To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.


If your account falls below $500, a fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the funds to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund reserves the right to:

o    suspend the offering of shares for a period of time;

o redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund);

o waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. A fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.



Frequent Trading of Fund Shares:

Frequent trading in a fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of a fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by a fund's other shareholders. The funds therefore discourage frequent purchases and redemptions by shareholders.

Each fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the funds' Board of Directors has determined that the funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.

Under the funds' frequent trading policy, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a fund detects a pattern of excessive trading. The policy provides that a fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, each fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions a fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A "Round Trip" is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund's shares pursuant to the Automatic Investment Plan and Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third party intermediaries, the funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, a fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the funds' frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. A fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading.

Although each fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

[icon] SERVICES FOR INVESTORS


Confirmations and Account Statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to financial intermediaries will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by customer accounts will be recorded by the financial intermediary and reflected in its regular account statements.

Systematic Withdrawal Plan:

Certain accounts may be eligible to make systematic withdrawals from a fund. Contact Legg Mason Institutional Funds at 1-888-425-6432 to determine your account's eligibility to participate in the Systematic Withdrawal Plan. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.

Exchange Privilege:

Institutional Class and Financial Intermediary Class shares of a fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for shares of the same class of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence and provided the investor meets the eligibility criteria of that class of that fund and the value of exchanged shares is at least $1 million. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to terminate or modify the exchange privilege after at least 60 days' written notice to shareholders.

Some financial intermediaries and retirement plan administrators may not offer the Institutional Class or Financial Intermediary Class shares of all Legg Mason funds for exchange.

Mailing of Reports and Prospectuses:

If you have more than one account in which you hold the same fund, we economize on fund expenses by sending only one shareholder report and prospectus. If you do not want your mailings to be consolidated in that way, please call Legg Mason Institutional Funds at 1-888-425-6432 or write to us at Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, MD 21297-1635 and we will send separate reports and prospectuses for each account.

[icon] DISTRIBUTIONS AND TAXES

Each fund except Balanced Trust declares and pays dividends from any net investment income annually. Balanced Trust declares and pays any such dividends quarterly.


Each fund distributes substantially all its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss, and net realized gains from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gains may be necessary in some years to avoid imposition of a federal excise tax.


Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from a fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of a fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

As required by law, each fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] PORTFOLIO DISCLOSURE POLICY


A description of the funds' policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the funds' Statement of Additional Information. Each fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end, and partial information concerning the funds' portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website, in fact sheets and other formats, on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[icon] FINANCIAL HIGHLIGHTS









                                 TO BE INSERTED

Legg Mason Equity Funds

The following additional information about the funds is available upon request and without charge:


Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about each fund and its policies. The funds' SAI is available free of charge at http://www.lminstitutionalfunds.com.

Annual and Semi-Annual Reports - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. The funds' annual and semi-annual reports are available free of charge at http://www.lminstitutionalfunds.com.


To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-888-425-6432
o        visit us on the Internet at http://www.lminstitutionalfunds.com
o        write to us at:   Legg Mason Institutional Funds
                           P.O. Box 17635 Baltimore, Maryland 21297-1635

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                Investment Company Act File Numbers 811-3380; 811-4451; 811-7692

                             LEGG MASON EQUITY FUNDS

LEGG MASON VALUE TRUST, INC.
LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.:
     Legg Mason American Leading Companies Trust
     Legg Mason Balanced Trust
     Legg Mason U.S. Small-Capitalization Value Trust
     Legg Mason Financial Services Fund

                  PRIMARY CLASS SHARES, SIGNATURE CLASS SHARES,
       INSTITUTIONAL CLASS SHARES and FINANCIAL INTERMEDIARY CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2005



         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the funds' Prospectus for Primary Class and Signature Class shares or their Prospectus for Institutional Class and Financial Intermediary Class shares (each dated August 1, 2005), which have been filed with the Securities and Exchange Commission ("SEC"). The funds' financial statements and the reports of their independent registered public accounting firm are incorporated by reference from the funds' annual reports to shareholders into (and are therefore legally part of) this Statement of Additional Information. A copy of either of the Prospectuses or the annual reports may be obtained without charge from the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544 (Primary Class and Signature Class shares) or 1-888-425-6432 (Institutional Class and Financial Intermediary Class shares).


                             Legg Mason Wood Walker,
                                  Incorporated



                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                                                               Page

DESCRIPTION OF THE FUNDS..........................................................................................1

FUND POLICIES.....................................................................................................1

INVESTMENT STRATEGIES AND RISKS...................................................................................4

ADDITIONAL TAX INFORMATION.......................................................................................29

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................33

VALUATION OF FUND SHARES.........................................................................................35

PERFORMANCE INFORMATION..........................................................................................38

TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES..............................................................39

MANAGEMENT OF THE FUNDS..........................................................................................40

THE FUNDS' INVESTMENT ADVISER/MANAGER/ADMINISTRATOR..............................................................49

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................56

THE FUNDS' DISTRIBUTOR...........................................................................................58

CAPITAL STOCK INFORMATION........................................................................................62

THE CORPORATIONS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...........................................63

THE CORPORATIONS' LEGAL COUNSEL..................................................................................63

THE CORPORATIONS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................................63

FINANCIAL STATEMENTS.............................................................................................63

RATINGS OF SECURITIES...........................................................................................A-1

PROXY VOTING POLICIES...........................................................................................B-1





         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

         Legg Mason Value Trust, Inc. ("Value Trust"), Legg Mason Special Investment Trust, Inc. ("Special Investment Trust") and Legg Mason Investors Trust, Inc. ("Investors Trust"), each a separate corporation ("Corporation"), are diversified open-end management investment companies that were incorporated in Maryland on January 20, 1982, October 31, 1985 and May 5, 1993, respectively. Legg Mason American Leading Companies Trust ("American Leading Companies"), Legg Mason Balanced Trust ("Balanced Trust"), Legg Mason U.S. Small-Capitalization Value Trust ("Small-Cap Value Trust") and Legg Mason Financial Services Fund ("Financial Services Fund") are separate series of Investors Trust.

                                  FUND POLICIES

         The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

         Value Trust's investment objective is to seek long-term growth of capital. Special Investment Trust's investment objective is to seek capital appreciation. American Leading Companies' investment objective is to seek long-term capital appreciation and current income consistent with prudent investment risk. Balanced Trust's investment objective is to seek long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. Small-Cap Value Trust's investment objective is to seek long-term capital appreciation. Financial Services Fund's investment objective is to seek long-term growth of capital. The investment objective of each fund is non-fundamental and may be changed by each fund's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

         Each fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

         The following fundamental investment limitations apply to Value Trust, Special Investment Trust, American Leading Companies, Balanced Trust and Small-Cap Value Trust only.

1. Borrowing: Each fund may not borrow money, except (1) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Underwriting: Each fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Loans: Each fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Senior Securities: Each fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Real Estate: Each fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Commodities: Each fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Concentration: Each fund may not make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         The following fundamental investment limitations apply to Financial Services Fund.

1. Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act") and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Concentration: The fund may not make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry other than the financial services industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         The foregoing fundamental investment limitations may be changed only by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Each fund is diversified under the 1940 Act. Although not a part of each fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. Each fund may only change to non-diversified status with the affirmative vote of the fund's shareholders.

         For purposes of the diversification requirement described above, a fund will treat both the corporate borrower and the financial intermediary as issuers of a loan participation interest. Investments by the fund in collateralized mortgage obligations that are deemed to be investment companies under the 1940 Act will be included in the limitation on investments in other investment companies described below under "Investment Strategies and Risks--Investment Companies".

         The following are some of the non-fundamental investment limitations that each fund currently observes:

1. Borrowing: Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Illiquid Securities: Each fund may invest up to 15% of its net assets in illiquid securities.

3. Short Sales: Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent a fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. Margin Purchases: Each fund may not purchase securities on margin, except that (1) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         In addition, as a non-fundamental limitation, American Leading Companies may not purchase or sell interest rate and currency futures contracts, options on currencies, securities, and securities indices and options on interest rate and currency futures contracts, provided, however, that the fund may sell covered call options on securities and may purchase options to the extent necessary to close out its position in one or more call options.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

         Unless otherwise stated, each fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

         American Leading Companies intends to, under normal circumstances, invest at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States.

         Small-Cap Value Trust intends to, under normal circumstances, invest at least 80% of its net assets in equity securities of domestic small-capitalization value companies.

         Financial Services Fund intends to, under normal circumstances, invest at least 80% of its net assets in equity securities of issuers in the financial services industry.

         Each of American Leading Companies, Small-Cap Value Trust and Financial Services Fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name unless it provides shareholders with at least 60 days' written notice of such change. For purposes of these limitations only, net assets include the amount of any borrowing for investment purposes.

                         INVESTMENT STRATEGIES AND RISKS

The following information applies to all of the funds unless otherwise indicated:

         This section supplements the information in the Prospectuses concerning the investments the funds may make and the techniques they may use. Each fund, unless otherwise stated, may employ a variety of investment strategies, including:

Exposure to Foreign Markets


         Each fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. Issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return can be earned thereon. The inability of a fund to make intended investments due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in liability to the purchaser.


         Since each fund may invest in securities denominated in currencies other than the U.S. dollar and since each fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of each fund's shares, and also may affect the value of dividends and interest earned by that fund and gains and losses realized by that fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, each fund may invest in American Depositary Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of each fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Each fund may also invest in Global Depositary Receipts ("GDRs"), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

         Although not a fundamental policy subject to shareholder vote, Legg Mason Capital Management, Inc. ("LMCM"), currently anticipates that Value Trust and Special Investment Trust will each invest no more than 25% of its total assets in foreign securities, and that American Leading Companies will invest no more than 20% of its net assets in foreign securities. Barrett Associates, Inc. ("Barrett") currently anticipates that Financial Services Fund will not invest more than 25% of its total assets in foreign securities, not including investments through ADRs. Bartlett & Co. ("Bartlett") currently anticipates that Balanced Trust will not invest more than 10% of its total assets in foreign securities, either directly or through ADRs or GDRs. Small-Cap Value Trust does not currently intend to invest in foreign securities.

         Each fund (except Small-Cap Value Trust) may invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian sub-continent, Southern and Eastern Europe, the Middle East, and Africa). The risks of foreign investment are greater for investments in emerging markets.

         Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. In such a case, a fund's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

         The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a fund could lose its entire investment in any such country.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

         Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if a fund has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's portfolio securities in such markets may not be readily available.

Illiquid Investments and Restricted Securities

         Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below), and restricted investments other than those the adviser to a fund has determined are liquid pursuant to guidelines established by the fund's Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, a fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to a fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in a fund's portfolio may adversely affect the fund's liquidity.

         The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Debt Securities

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for a fund, the fund's adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments that it believes may affect individual issuers.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

         Generally, debt securities rated below BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), or below Baa by Moody's Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody's and S&P are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for issuers of higher grade debt securities. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities. If an investment grade security purchased by Value Trust, Special Investment Trust or Financial Services Fund is subsequently given a rating below investment grade, the fund's adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it. The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

         Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. Lower-rated debt securities are commonly referred to as "junk bonds."

         The market for lower-rated debt securities has expanded rapidly in recent years. This growth paralleled a long economic expansion. In recent times, however, the prices of many lower-rated debt securities has declined and the ratings of many initially higher-rated debt securities have fallen, indicating concerns that issuers of such securities might experience or are experiencing financial difficulties. At such times, the yields on lower-rated debt securities may rise dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuer's financial restructuring or default.

         The market for lower-rated debt securities is generally thinner and less active than that for higher quality debt securities, which may limit a fund's ability to sell such securities at fair value. Judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.

         In addition to ratings assigned to individual bond issues, each adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by each fund's adviser to determine, to the extent possible, that the planned investment is sound.

         If an investment grade security purchased by a fund is subsequently given a rating below investment grade, the fund's adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it. If one rating agency has rated a security A or better and another agency has rated it below A, the fund's adviser may rely on the higher rating in determining to purchase or retain the security. Bonds rated A may be given a "+" or "-" by a rating agency. Bonds denominated A, A+ or A-are considered to be included in the rating A.

         Financial Services Fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

         Financial Services Fund may invest in the debt securities of governmental or corporate issuers in any rating category of the recognized rating services, including issues that are in default, and may invest in unrated debt obligations. Most foreign debt obligations are not rated. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. Debt securities and securities convertible into common stock need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody's; however, the fund's adviser does consider such ratings in determining whether the security is an appropriate investment for the fund.

         Financial Services Fund may invest in securities that are in lower rating categories or are unrated if its adviser determines that the securities provide the opportunity of meeting the fund's objective without presenting excessive risk. The adviser will consider all factors it deems appropriate, including ratings, in making investment decisions for the fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. While the fund's adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

Preferred Stock

         Each fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of its adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. American Leading Companies does not intend to purchase any convertible securities rated below BB by S&P or below Ba by Moody's or, if unrated, deemed by the fund's adviser to be of comparable quality. Moody's describes securities rated Ba as having "speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

When-Issued Securities

         Each fund may enter into commitments to purchase securities on a when-issued basis. When a fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it, and no interest accrues to the fund until they are delivered. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on a fund.

         American Leading Companies does not currently expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 5% of its net assets.

         When a fund commits to purchase a when-issued security, it will segregate cash or appropriate liquid securities in an amount at least equal in value to that fund's commitments to purchase when-issued securities.

         A fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Indexed Securities (all funds except Financial Services Fund)

         Indexed securities are securities whose prices are indexed to the prices of securities indices, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities"). A fund will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of each fund's investment allocations, depending on the individual characteristics of the securities. Each fund currently does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument or index and, in that respect, have a leverage-like effect on a fund.

Senior Securities

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. Each fund may borrow from banks, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Each fund's non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of that fund at the time the borrowing is made, is not deemed to be an issuance of a senior security.

         There are various investment techniques that may give rise to an obligation of a fund to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, forward contracts and repurchase agreements. The funds are permitted to engage in these techniques.

The following information applies to Value Trust, Special Investment Trust, Small-Cap Value Trust and Financial Services Fund:

Small and Mid-Sized Company Stocks

         The advisers for Value Trust, Special Investment Trust, Small-Cap Value Trust and Financial Services Fund believe that the comparative lack of attention by investment analysts and institutional investors to small and mid-sized companies may result in opportunities to purchase the securities of such companies at attractive prices compared to historical or market price-earnings ratios, book value, return on equity or long-term prospects. Each fund's policy of investing primarily in the securities of smaller companies differs from the investment approach of many other mutual funds, and investment in such securities involves special risks. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of smaller companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

         It is anticipated that some of the portfolio securities of Value Trust, Special Investment Trust, Small-Cap Value Trust or Financial Services Fund may not be widely traded, and that a fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of such securities at prevailing market prices in order to meet redemptions. However, as a non-fundamental policy, each fund will not invest more than 15% of their respective net assets in illiquid securities.

         Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of small companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small company stocks may decline in price as the prices of large company stocks rise or vice versa.

The following information applies to Balanced Trust and Financial Services Fund (unless otherwise indicated):

Mortgage-Related Securities

         Mortgage-related securities provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the funds) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

         Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities, such as securities issued by Ginnie Mae ("GNMA") formerly Government National Mortgage Association, are described as

"modified pass-through" because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. A fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the fund's adviser determines that the securities are an appropriate investment for the fund.

         Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation ("CMO"). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker-dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker who issued the CMO held by a fund, the fund could experience both delays in liquidating its position and losses. Each fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. Each fund may also invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional mortgage-backed securities.

         Each fund's adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages). As new types of mortgage-related securities are developed and offered to investors, each fund's adviser will, consistent with the fund's investment objective and policies, consider making investments in such new types of securities. The Prospectuses will be amended with any necessary additional disclosure prior to a fund investing in such securities.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage securities is usually more pronounced than it is for other types of fixed-income securities.

         Government-related organizations, which issue mortgage-related securities, include GNMA, Fannie Mae and Freddie Mac. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

         In determining the dollar-weighted average maturity of the fixed-income portion of the portfolio, Bartlett, investment adviser to Balanced Trust, will follow industry practice in assigning an average life to the mortgage-related securities of the fund unless the interest rate on the mortgages underlying such securities is such that Bartlett believes a different prepayment rate is likely. For example, where a GNMA security has a high interest rate relative to the market, that GNMA security is likely to have a shorter overall maturity than a GNMA security with a market rate coupon. Moreover, Bartlett may deem it appropriate to change the projected average life for the fund's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

         Financial Services Fund may invest no more than 5% of its net assets in mortgage-related securities.

U.S. Government Obligations and Related Securities

         U.S. Government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the GNMA and Small Business Administration are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government obligations may or may not be backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, the Federal Home Loan Banks, Fannie Mae and Freddie Mac) for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

         Participation interests in U.S. Government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. Government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the OTC market.

         A fund may invest in U.S. Government obligations and related participation interests. In addition, a fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Custodial receipts generally are not considered obligations of the U.S. Government for purposes of securities laws.

         U.S. Government obligations also include stripped securities, which are created by separating bonds issued or guaranteed by the U.S. Treasury into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). Stripped securities are more volatile than other fixed income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility. A fund will consider all interest-only or principal-only fixed income securities as illiquid.

Municipal Lease Obligations (Balanced Trust only)

         The municipal obligations in which the fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities in order to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, the fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives the fund a specified, undivided pro-rata interest in the total amount of the obligation.

         Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

         In determining the liquidity of a municipal lease obligation, the fund's adviser will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well-established method of securing payment of a municipal obligation. The fund's investment in municipal lease obligations and participation interests therein will be treated as illiquid unless the fund's adviser determines, pursuant to guidelines established by the Board of Directors, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the fund has valued the security.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

The following information applies to Value Trust, Special Investment Trust, Balanced Trust and Small-Cap Value Trust. (Small-Cap Value Trust does not currently intend to invest in futures and options.) As noted below, Financial Services Fund may invest in forward currency contracts.

Options, Futures and Other Strategies

         GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage a fund's foreign currency exposure (including exposure to the euro) as well as other risks of a fund's investments that can affect its net asset value. A fund's adviser may determine not to hedge particular risks, and a fund may be completely unhedged at any point in time. Each fund may utilize futures contracts and options to a limited extent. Specifically, a fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, a fund may not enter into futures contracts or related options if, as a result, more than 20% of the fund's total assets would be so invested.

         Generally, each fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each fund is authorized to invest in foreign securities, each fund may purchase and sell foreign currency and euro derivatives. However, a fund will only invest in foreign currency derivatives in connection with the fund's investment in securities denominated in that currency.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         In addition to the instruments, strategies and risks described below, the advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers may utilize these opportunities to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The funds' Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

         SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon an adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, a fund might be required to maintain segregated assets as "cover" or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5) A fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

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

         COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets for cover or segregation could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, a fund would suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that a fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

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

         RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

         Each fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under "Illiquid Investments and Restricted Securities."


         Generally, OTC foreign currency options used by each fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of a fund's fixed-income portfolio. If an adviser wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an adviser wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by an adviser may still not result in a successful transaction. An adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

                                    * * * * *

         To the extent that a fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange, in each case in which such transactions are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. Each fund may use options and futures contracts on foreign currencies (including the euro), as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which that fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         Each fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the fund's adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FORWARD CURRENCY CONTRACTS. Each fund, including Financial Services Fund, may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

         Each fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Each fund will deal only with banks, broker-dealers or other financial institutions that the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities each fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Successful use of forward currency contracts depends on an adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the fund's adviser anticipates. There is no assurance that an adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

         Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

         COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         TURNOVER. Each fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         SWAPS, CAPS, FLOORS AND COLLARS. Each fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

         Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which a fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. A fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The advisers and the funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a fund's borrowing or the restriction on senior securities. Each fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid Investments and Restricted Securities."

The following information applies to all funds unless otherwise indicated:

Repurchase Agreements

         When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by each fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for a term of one week or less but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, each fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system.

         In determining its status as a diversified fund, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Securities Lending

         Each fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. Each fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Each fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. Each fund except Financial Services Fund presently does not intend to lend more than 5% of its portfolio securities at any given time. For Financial Services Fund, no loans will be made if, as a result, the aggregate amount of such loans would exceed 25% of the fund's total assets.

Municipal Obligations

         Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. A fund may invest no more than 5% of its net assets in municipal obligations (including participation interests). Municipal obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Tax-exempt notes generally are used to provide short term capital needs and generally have maturities of one year or less. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

         The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Private activity bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

Zero Coupon and Pay-in-Kind Bonds (all funds except Financial Services Fund)

         Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. A fund may invest no more than 5% of its net assets in either zero coupon bonds or pay-in-kind bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, a fund holding those bonds is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Direct Investment in Mortgages

         Mortgage-related securities include investments made directly in mortgages secured by real estate. When a fund makes a direct investment in mortgages, the fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the fund. Direct investments in mortgages are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans.") The vendor of such mortgages receives a fee from the purchaser for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. A fund will invest in such mortgages only if its adviser has determined through an examination of the mortgage loans and their originators that the purchase of the mortgages should not present a significant risk of loss to the fund. Investments in whole loans may be illiquid. Whole loans also may present a greater risk of prepayment because the mortgages so acquired are not diversified as are interests in larger pools.

Floating and Variable Rate Obligations

         Fixed-income securities may be offered in the form of floating and variable rate obligations. A fund may invest no more than 5% of its net assets in floating and variable rate obligations, respectively. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values.

         A fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of a fund's portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. The fund's investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

Securities of Other Investment Companies


         The funds may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company's portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

         In addition, investing in the securities of other investment companies involves certain other risks, costs, and expenses for that fund. If a fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, a fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the net asset value of the issuers' portfolio securities.

         The funds may also invest in the securities of private investment companies, including "hedge funds." As with investments in other investment companies, if a fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for a fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for a fund's investment in these companies typically will have to be determined under policies approved by the Board of Directors.

         The 1940 Act provides that the funds may not purchase or otherwise acquire the securities of other "registered investment companies" (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of any investment company;
(ii) securities issued by any one investment company having a value in excess of 5% of the fund's total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund's total assets.

         The funds will invest in the securities of other investment companies, including private investment companies, when, in the adviser's judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds

         The funds may invest in the securities of exchange traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or stocks (the "Underlying Securities"). The Underlying Securities are typically selected to correspond to the stocks or other securities that comprise a particular broad based, sector or international index, or that are otherwise representative of a particular industry sector. An investment in an ETF involves risks similar to investing directly in each of the Underlying Securities, including the risk that the value of the Underlying Securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

         The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

         If an ETF is a registered investment company (as defined above), the limitations applicable to a fund's ability to purchase securities issued by other investment companies will apply.


The following information applies to Financial Services Fund only:

Securities in the Financial Services Industry

         Other than the financial services industry, the fund will not invest more than 25% of its total assets in a particular industry. Because of concentration, Financial Services Fund may be especially subject to risks affecting the financial services sector.

         Companies in the financial services industry include regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, government sponsored agencies (e.g., Ginnie Mae), financial conglomerates and foreign banking and financial services companies.

         The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations in the U.S. have included insurance, finance, banking and/or securities brokerage under single ownership. Moreover, Congress repealed the federal laws generally separating commercial and investment banking, and the services offered by banks are likely to expand. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition may also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, certain industry members have been subject to regulatory and criminal actions due to undue influence of one part of their business on another, such as claims that investment banking concerns have influenced their securities research and recommendations.

         Banks, savings and loan associations and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

         Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a finance company's financial condition or prospects, could adversely affect its business.

         Insurance companies are likewise subject to substantial governmental regulation, predominately at the state level, and may be subject to severe price competition. The performance of the fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes, terrorism and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risk, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

         Companies engaged in stock brokerage, commodity brokerage, investment banking, investment management, or related investment advisory services are closely tied economically to the securities and commodities markets and can suffer during a decline in either. These companies also are subject to the regulatory environment and changes in regulations such as proposals to screen financial analysts from investment banking within financial conglomerates, pricing pressure, the availability of funds to borrow and interest rates.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General


         For federal tax purposes, each fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.


         By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is "qualified dividend income," which is subject to a maximum federal income tax rate of 15% for individuals (described in the Prospectuses)) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions and Redemption of Shares

         Dividends and other distributions a fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for
(1) the 15% maximum rate of federal income tax applicable to "qualified dividend income" that individual shareholders receive and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate for any fund may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends a fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund's distributions of net capital gain ("capital gain distributions") do not qualify for the dividends-received deduction.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor would pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Capital gain distributions a fund makes that are attributable to any net capital gain it receives on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption during that period of his or her fund shares held for more than one year will qualify for that maximum rate.


Foreign Securities

         FOREIGN TAXES. Dividends and interest a fund receives, and gains it realizes, from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income."

         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock a fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         FOREIGN CURRENCIES. Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Foreign Currency Contracts

         The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies there from will be treated as qualifying income under the Income Requirement.

         Some futures, foreign currency contracts and "non-equity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which a fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of its taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

Other


         If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any funds' transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


Original Issue Discount and Pay-In-Kind Securities

         Each fund may purchase zero coupon or other debt securities issued with original issue discount ("OID"). As a holder of those securities, a fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, a fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First (R) Systematic Investment Plan and Transfer of Funds from Financial Institutions


         If you invest in Primary Class or Signature Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Class or Signature Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), each fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account"), your checking/savings account, or another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First (R) Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional Primary Class or Signature Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class or Signature Class shares of a fund.


Systematic Withdrawal Plan

         Primary Class and Signature Class Shares

         Shareholders of the funds' Primary Class or Signature Class shares are eligible to participate in the Legg Mason Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more ($1,000 or more for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs")) may elect to make withdrawals of a minimum of $50 on a monthly basis. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account -- fund shares can be redeemed on any business day of the month and the proceeds will be credited to the brokerage account in approximately two business days; (2) Check mailed by the funds' transfer agent -- fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account -- redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting your Legg Mason Financial Advisor or Legg Mason Funds Investor Services. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Institutional and Financial Intermediary Class Shares

         Shareholders of a fund's Institutional Class or Financial Intermediary Class shares with an initial net asset value of $1,000,000 or more are eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Institutional Funds.

Each fund, its transfer agent, and Legg Mason Institutional
Funds also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, Primary Class shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under the Future First(R) Systematic Investment Plan.

Other Information Regarding Redemption

         Each fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

         The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Foreign securities markets may be open for trading on days when the funds are not open for business. The net asset value of fund shares may be significantly affected on days when investors do not have access to their respective fund to purchase and redeem shares.


         Clients of certain financial intermediaries that maintain omnibus accounts with the funds' transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the funds' distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

Redemption In-Kind


         Each fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's net asset value per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. Each fund does not redeem "in-kind" under normal circumstances, but would do so where its adviser determines that it would be in the best interests of that fund's shareholders as a whole. A redemption in-kind may be considered the sale of securities by a fund to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.


                            VALUATION OF FUND SHARES


         Net asset value of a fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. A fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m. Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. All other securities are valued at fair value as determined under procedures approved by each Corporation's Board of Directors. The funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, a fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by a fund will be subtracted from net assets of each class.

Disclosure of Portfolio Holdings

         The Board of Directors of each Corporation has adopted the following guidelines with respect to the disclosure of each fund's portfolio securities. Each Corporation's Board believes these policies are in the best interests of the funds and their shareholders and that they strike an appropriate balance between the desire of investors for information about the funds' portfolio holdings and the need to protect the funds from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by each Board upon the recommendations of the funds' investment advisers. Each Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policies and can exercise oversight over the operation of the policies.

         Policy. Except as described below, no portfolio holdings information of a fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the funds' Chief Legal Officer or a person authorized by the Chief Legal Officer.

         Public Disclosure of Portfolio Holdings. Each fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends.

Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds website www.leggmasonfunds.com. Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fiscal year. Each Corporation's Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

         Complete fund portfolio holdings information as of quarter end may be disclosed no sooner than the last business day of the month following such quarter-end, provided that such information has been made available to the public through postings on the Legg Mason Funds website at least one day previously.

         Partial information concerning each fund's portfolio holdings (such as top ten holdings) may be provided to fund shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the funds' website at least one day previously.

         Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the funds' guidelines.

         Non-Public Dissemination of Portfolio Holdings Information. From time to time, portfolio holdings that are not publicly available may be required by third parties in order to perform various services for the fund. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer of the fund determines that
1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public fund portfolio holdings information to any third party, except consideration received by each fund in connection with the services being provided to it by the third party which receives the non-public information. The investment adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to each fund may result in sales of fund shares.

     At the present time, the Corporation's have ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

     Service Providers:

     State Street Bank and Trust Company - Information is provided daily with no time lag.

     Ernst & Young LLP - Information is provided as needed with no time lag.

     PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.

     Kirkpatrick & Lockhart Nicholson Graham LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no lag time.


     Other Third Parties:

     Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

     Russell/Mellon Analytical Services - Information is provided monthly with a time lag of 3 business days.

         In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

         Additionally, each fund may occasionally reveal certain of its current portfolio securities to broker dealers in connection with that broker dealer executing securities transactions on behalf of the fund. In such a case, a fund does not enter into a formal confidentiality agreement with the broker dealer but relies on the broker dealer's obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker dealer whom the fund's investment adviser believed was misusing the disclosed information.

         Each Corporation's Board of Directors, officers, and certain Legg Mason employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain Legg Mason committees or groups, have access to each fund's portfolio holdings prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio information be kept confidential and that such persons not trade securities on the basis of such information.

         Each fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to each fund's portfolio holdings or derived from each fund's portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1. A small number of portfolio holdings (including information that a fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2. General information about a fund's portfolio holdings that cannot be used to determine the fund's portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

         The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

                             PERFORMANCE INFORMATION

Total Return Calculations

         Average annual total return quotes used in a fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formulas: Before-Tax
                  P(1+T)n      =       ERV

where:            P            =        a hypothetical initial payment of $1,000
                  T            =        average annual total return
                  n            =        number of years
                  ERV          =        ending redeemable value of a
                                        hypothetical $1,000 payment made at
                                        the beginning of the 1-, 5-, or
                                        10-year periods at the end of the
                                        1-, 5- or 10-year periods (or
                                        fractional portion thereof).

After-Tax

Pre-liquidation return (average annual total return after taxes on distributions):

                  P(1+T)n  =        ATVD

where:            P       =  a hypothetical initial payment of $1,000
                  T       =  average annual total return (after taxes on
                             distributions)
                  n       =  number of years
                  ATVD    =  ending value of hypothetical $1,000 payment
                             made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- or 10-year periods
                             (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.



Post-liquidation return (average annual total return after taxes on distributions and on redemption)

                  P(1+T)n           =       ATVDR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

         Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, www.leggmasonfunds.com (Primary Class and Signature Class shares) or www.lminstitutionalfunds.com (Institutional Class and Financial Intermediary Class shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

         Investors may invest in Primary Class shares of a fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the funds' shares for further information with respect to these plans.

Individual Retirement Account - IRA

         TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to conversions of a traditional IRA or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of a fund.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESA


         Although not for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.


                             MANAGEMENT OF THE FUNDS

         Under applicable law, each Board of Directors is responsible for management of its respective Corporation and provides broad supervision over its affairs. Each Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

         The standing committees of each Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.


         The Audit Committee of each Board of Directors meets at least twice a year with each Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee of each Board of Directors meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on each Board of Directors, and to evaluate the performance of directors. The selection and nomination of candidates to serve as independent directors to the fund is committed to the discretion of the funds' current independent directors. The Independent Directors Committee of each Board of Directors considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee of each Board of Directors met ___ times, the Nominating Committee of each Board of Directors met ___ times and the Independent Directors Committee of each Board of Directors met
___ time.

         The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.


------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
                                           Term of            Number of
                          Position(s)      Office and       Funds in Fund         Other
Name and Year of Birth    Held With Funds  Length of           Complex        Directorships     Principal Occupation(s)
                                           Time Served        Overseen            Held          During the Past Five Years
                                           (1)
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Hearn, Ruby P.            Director         Since 2004      Director/        None               Senior Vice President Emerita of The
1940                                                       Trustee of all                      Robert Wood Johnson Foundation since
                                                           Legg Mason                          2001. Formerly: Senior Vice President
                                                           funds                               of The Robert Wood Johnson Foundation
                                                           consisting of                       (1996-2001).
                                                           23 portfolios.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Lehman, Arnold L.         Director         Value Trust     Director/        None               Director of The Brooklyn Museum of
1944                                       since 1982;     Trustee of all                      Art since 1997; Trustee of American
                                           Special         Legg Mason                          Federation of Arts since 1998.
                                           Investment      funds                               Formerly: Director of The Baltimore
                                           Trust since     consisting of                       Museum of Art (1979 - 1997).
                                           1985; and       23 portfolios.
                                           Investors
                                           Trust since
                                           1993.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Masters, Robin J.W.       Director         Since 2002      Director/        Chairman of the    Retired.  Director of Bermuda
1955                                                       Trustee of all   Board of           SMARTRISK (non-profit) since 2001.
                                                           Legg Mason       Directors of       Formerly: Chief Investment Officer of
                                                           funds            Cap-a-Laige Ltd.   ACE Limited (insurance) (1986-2000).
                                                           consisting of    (management
                                                           23 portfolios.   company for
                                                                            charitable trust)
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
McGovern, Jill E.         Director         Value Trust     Director/        None               Chief Executive Officer of The Marrow
1944                                       and Special     Trustee of all                      Foundation since 1993.  Formerly:
                                           Investment      Legg Mason                          Executive Director of the Baltimore
                                           Trust since     funds                               International Festival (1991-1993);
                                           1989; and       consisting of                       Senior Assistant to the President of
                                           Investors       23 portfolios.                      The Johns Hopkins University
                                           Trust since                                         (1986-1990).
                                           1993.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------

                                                                41


------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Mehlman,                  Director         Since 2002      Director/        Trustee of the     Retired.  Director of The League for
Arthur S.                                                  Trustee of all   Royce Family of    People with Disabilities, Inc.;
1942                                                       Legg Mason       Funds consisting   Director of University of Maryland
                                                           funds            of 21              Foundation and University of Maryland
                                                           consisting of    portfolios;        College Park Foundation
                                                           23 portfolios.   Director of        (non-profits). Formerly:  Partner,
                                                                            Municipal          KPMG LLP (international accounting
                                                                            Mortgage &         firm) (1972-2002).
                                                                            Equity, L.L.C.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
O'Brien, G. Peter         Director         Value Trust,    Director/        Trustee of the     Trustee of Colgate University;
1945                                       Special         Trustee of all   Royce Family of    President of Hill House, Inc.
                                           Investment      Legg Mason       Funds consisting   (residential home care).  Formerly:
                                           Trust and       funds            of 21              Managing Director, Equity Capital
                                           Investors       consisting of    portfolios;        Markets Group of Merrill Lynch & Co.
                                           Trust since     23 portfolios.   Director of        (1971-1999).
                                           1999.                            Renaissance
                                                                            Capital
                                                                            Greenwich Funds;
                                                                            Director of
                                                                            Technology
                                                                            Investment
                                                                            Capital Corp.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Rowan, S. Ford            Director         Since 2002      Director/        None               Consultant, Rowan & Blewitt Inc.
1943                                                       Trustee of all                      (management consulting); Chairman,
                                                           Legg Mason                          National Center for Critical Incident
                                                           funds                               Analysis, National Defense, since
                                                           consisting of                       2004; Director of Santa Fe Institute
                                                           23 portfolios.                      (scientific research institute) since
                                                                                               1999; Director of Annapolis Center
                                                                                               for Science-Based Public Policy since
                                                                                                1995.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Tarola, Robert M.         Director         Since 2004      Director/        None               Senior Vice President and Chief
1950                                                       Trustee of all                      Financial Officer of W. R. Grace &
                                                           Legg Mason                          Co. (specialty chemicals) since 1999.
                                                           funds
                                                           consisting of
                                                           23 portfolios.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Curley Jr., John F.       Chairman and     Value Trust     Chairman and     None               Chairman of the Board of all Legg
1939                      Director         since 1982;     Director/                           Mason Funds.  Formerly: Vice Chairman
                                           Special         Trustee of all                      and Director of Legg Mason, Inc. and
                                           Investment      Legg Mason                          Legg Mason Wood Walker, Incorporated
                                           Trust since     funds                               (1982-1998); Director of Legg Mason
                                           1985; and       consisting of                       Fund Adviser, Inc. (1982-1998) and
                                           Investors       23 portfolios.                      Western Asset Management Company
                                           Trust since                                         (1986-1998) (each a registered
                                           1993.                                               investment adviser).

------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------

                                                                42


------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Fetting, Mark R.          President and    President       President and    Trustee of the     Senior Executive Vice President of
1954                      Director         since 2001;     Director/        Royce Family of    Legg Mason, Inc.; Director and/or
                                           Director of     Trustee of all   Funds consisting   officer of various Legg Mason
                                           Value Trust     Legg Mason       of 21 portfolios.  affiliates since 2000.  Formerly:
                                           and Special     funds                               Division President and Senior Officer
                                           Investment      consisting of                       of Prudential Financial Group, Inc.
                                           Trust since     23 portfolios.                      and related companies, including fund
                                           2001;                                               boards and consulting services to
                                           Director of                                         subsidiary companies (1991-2000);
                                           Investors                                           Partner, Greenwich Associates; Vice
                                           Trust since                                         President, T. Rowe Price Group, Inc.
                                           2002.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Karpinski, Marie K.       Vice President   Value Trust     Vice President   None               Vice President and Treasurer of all
1949                      and Treasurer    and Special     and Treasurer                       Legg Mason Funds.  Vice President and
                                           Investment      of all Legg                         Treasurer of Legg Mason Fund Adviser,
                                           Trust since     Mason funds                         Inc. and Western Asset Funds, Inc.;
                                           1985;           consisting of                       Treasurer and Principal Financial and
                                           Investors       23 portfolios.                      Accounting Officer of Pacific
                                           Trust since                                         American Income Shares, Inc., Western
                                           1993.                                               Asset Premier Bond Fund, Western
                                                                                               Asset/Claymore U.S. Treasury
                                                                                               Inflation Protected Securities Fund,
                                                                                               and Western Asset/Claymore U.S.
                                                                                               Treasury Inflation Protected
                                                                                               Securities Fund 2.
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Merz, Gregory T.          Vice President   Since 2003      Vice President   None               Vice President and Deputy General
1958                      and Chief                        and Chief                           Counsel of Legg Mason, Inc. since
                          Legal Officer                    Legal Officer                       2003. Formerly: Associate General
                                                           of all Legg                         Counsel, Fidelity Investments
                                                           Mason funds                         (1993-2002); Associate, Debevoise &
                                                           consisting of                       Plimpton (law firm) (1985-1993).
                                                           23 portfolios.

------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------
Olmert, Amy M.            Vice President   Since 2004      Vice President   None               Senior Vice President of Legg Mason,
1963                      and Chief                        and Chief                           Inc. since 2004.  Chief Compliance
                          Compliance                       Compliance                          Officer of Western Asset Funds, Inc.,
                          Officer                          Officer of all                      Pacific American Income Shares, Inc.,
                                                           Legg Mason                          Western Asset Premier Bond Fund,
                                                           funds                               Western Asset/Claymore U.S. Treasury
                                                           consisting of                       Inflation Protected Securities Fund,
                                                           23 portfolios.                      and Western Asset/Claymore U.S.
                                                                                               Treasury Inflation Protected
                                                                                               Securities Fund 2 since 2004.
                                                                                               Formerly:  Managing Director,
                                                                                               Deutsche Asset Management
                                                                                               (1997-2004).
------------------------- ---------------- --------------- ---------------- ------------------ -------------------------------------


                                                                43

(1) Officers of each Corporation are elected annually to serve until their successors are elected and qualified. Directors of each Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.


Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of each Corporation on the basis of their employment with each fund's investment adviser or its affiliated entities (including each fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

         The following table shows each director's ownership of shares of the funds and of all the Legg Mason funds served by the director as of December 31, 2004:

-------------------------- ------------------------------------------------------------- -----------------------------
                                                                                          Aggregate Dollar Range of
Name of Directors                     Dollar Range of Equity Securities in:                     Shares in the
                                                                                               Legg Mason Funds
                                                                                              Owned by Directors
-------------------------- ------------------------------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Hearn, Ruby P.             Value Trust                              $10,001-$50,000              $10,001-$50,000
                           Special Investment Trust                            None
                           American Leading Companies                          None
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Lehman, Arnold L.          Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust              $50,001 - $100,000
                           American Leading Companies             $10,001 - $50,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                  $10,001 - $50,000
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Masters, Robin J.W.        Value Trust                                         None             $50,001-$100,000
                           Special Investment Trust               $10,001 - $50,000
                           American Leading Companies                          None
                           Balanced Trust                                      None
                           Small-Cap Value Trust                  $10,001 - $50,000
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
McGovern, Jill E.          Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                   Over $100,000
                           American Leading Companies             $10,001 - $50,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund None
-------------------------- ----------------------------------- ------------------------- -----------------------------

                                                        44


-------------------------- ----------------------------------- ------------------------- -----------------------------
Mehlman, Arthur S.         Value Trust                            $10,001 - $50,000            $50,001 - $100,000
                           Special Investment Trust               $10,001 - $50,000
                           American Leading Companies                          None
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
O'Brien, G. Peter          Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                   Over $100,000
                           American Leading Companies                 Over $100,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                      Over $100,000
                           Financial Services Fund                $10,001 - $50,000
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Rowan, S. Ford             Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                   Over $100,000
                           American Leading Companies             $10,001 - $50,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                  $10,001 - $50,000
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Tarola, Robert M.          Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                            None
                           American Leading Companies                          None
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Curley, John F., Jr.       Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                   Over $100,000
                           American Leading Companies            $50,001 - $100,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------
-------------------------- ----------------------------------- ------------------------- -----------------------------
Fetting, Mark R.           Value Trust                                Over $100,000                Over $100,000
                           Special Investment Trust                            None
                           American Leading Companies            $10,0001 - $50,000
                           Balanced Trust                                      None
                           Small-Cap Value Trust                               None
                           Financial Services Fund                             None
-------------------------- ----------------------------------- ------------------------- -----------------------------

                                                        45


         The following table provides certain information relating to the compensation of each Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.

================================= ===================== =================== ====================== ====================
                                                                                                   Total Compensation
                                                            Aggregate                                   From Each
                                       Aggregate        Compensation From         Aggregate          Corporation and
                                   Compensation From         Special          Compensation From     Fund Complex Paid
         Name of Person               Value Trust*      Investment Trust*     Investors Trust*       to Directors**
          and Position
--------------------------------- --------------------- ------------------- ---------------------- --------------------
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-----------------------------------------------------------------------------------------------------------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Hearn, Ruby P.
Director                                      $                   $                      $              $36,250
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Lehman, Arnold L.
Director                                      $                   $                      $              $85,000
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Masters, Robin J.W.
Director                                      $                   $                      $              $71,250
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
McGovern, Jill E.
Director                                      $                   $                      $              $75,000
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Mehlman, Arthur S. ***
Director                                      $                   $                      $             $133,221
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
O'Brien, G. Peter  ***
Director                                      $                   $                      $             $149,350
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Rowan, S. Ford
Director                                      $                   $                      $              $67,500
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Tarola, Robert M.
Director                                      $                   $                      $              $36,250
--------------------------------- --------------------- ------------------- ---------------------- --------------------
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-----------------------------------------------------------------------------------------------------------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Curley, John F., Jr.
Chairman of the Board and                  None                None                   None                 None
Director
--------------------------------- --------------------- ------------------- ---------------------- --------------------
--------------------------------- --------------------- ------------------- ---------------------- --------------------
Fetting, Mark R.
President and Director                     None                None                   None                 None
================================= ===================== =================== ====================== ====================

* Represents compensation paid to the directors for the fiscal year ended March 31, 2005.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2004. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.


*** The total compensation paid to Messrs. Mehlman and O'Brien reflects compensation paid by The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason Funds.


         Officers and directors who are interested persons of each Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all of the Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Boards' Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Legg Mason fund. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

         On June 30, 2005, the Directors and Officers of each Corporation beneficially owned in the aggregate less than 1% of any class of each fund's outstanding shares.

         On June 30, 2005, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the respective Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202,
Attn: Fund Secretary.


------------------------------------------------------- --------------------------------------- ----------------------
                   NAME and ADDRESS                                   FUND/CLASS                   % OF CLASS HELD
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Fidelity Investments Inst Oper                          Value Trust                                       %
As Agent for Certain Employee Benefit Plans             -Institutional Class
100 Magellan Way
Mail Zone KWIC
Covington, KY 41015-1999
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Charles Schwab & Co Inc.                                Value Trust                                       %
Special Custody Account                                 -Institutional Class
Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Chase Manhattan Bank                                    Value Trust                                       %
FBO ADP Retirement and Savings Plan                     -Institutional Class
4 New York Plz #2
New York, NY 10004-2413
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Wood Walker Inc.                             Value Trust                                       %
Deferred Comp                                           -Institutional Class
PO Box 1476
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
State Street Bank & Trust FBO                           Value Trust                                       %
AT&T Master Trust                                       -Financial Intermediary Class
105 Rosemont Ave
Westwood, MA 02090-2318
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
State Street Bank FBO                                   Value Trust                                       %
Citistreet Core Market                                  -Financial Intermediary Class
Battery March Park III
3 Pinehall Drive
Quincy, MA 02169-7422
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Great-West Life & Annuity                               Value Trust                                       %
Client Plans FFII                                       -Financial Intermediary Class
8515 E Orchard Rd 2T2
Englewood, CO 80111-5002
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Fidelity Investments Institutional Operations Co As     Value Trust                                       %
Agent for Certain Employee Benefit Plans                -Financial Intermediary Class
100 Magellan Way KW1C
Covington, KY 41015-1999
------------------------------------------------------- --------------------------------------- ----------------------

                                                                47


------------------------------------------------------- --------------------------------------- ----------------------
JP Morgan Chase Ttee FBO                                Value Trust                                       %
Perot Systems Corporation                               -Financial Intermediary Class
Retirement Savings Plan
PO Box 419784
Kansas City, MO 64141-6784
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Wood Walker Inc.                             Special Investment Trust                          %
Deferred Comp                                           -Institutional Class
PO Box 1476
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Aggressive Portfolio                         Special Investment Trust                          %
Edvest WI College Savings Program                       -Institutional Class
100 Heritage Reserve
Menomonee Falls, WI 53051-4400
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Bost & Co                                               Special Investment Trust                          %
FBO Directed Account Plan                               -Institutional Class
Mutual Fund Operations
PO Box 3198
Pittsburgh, PA 15230-3198
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Wendel & Co                                             Special Investment Trust                          %
C/O The Bank of New York                                -Institutional Class
Mutual Fund/Reorg Dept
PO Box 1066 Wall St. Station
New York, NY 10268-1066
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Wood Walker Inc.                             American Leading Companies                        %
Deferred Comp                                           -Institutional Class
PO Box 1476
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason 529 Plan                                     American Leading Companies                        %
Growth Portfolio                                        -Institutional Class
PO Box 922
Owings Mills, MD 21117-0700
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason 529 Plan                                     American Leading Companies                        %
American Leading Co Portfolio                           -Institutional Class
PO Box 922
Owings Mills, MD 21117-0700
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason 529 Plan                                     American Leading Companies                        %
Balanced Portfolio                                      -Institutional Class
PO Box 922
Owings Mills, MD 21117-0700
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Robert A Schriber MD Inc.                               Balanced Trust                                    %
Profit Sharing Plan 1987                                -Institutional Class
1430 First National Building
130 W 2nd St
Dayton, OH 45402-1500
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Kevin M Reid Do Inc                                     Balanced Trust                                    %
Defined Contribution Pension Plan                       -Institutional Class
12549 Timberwyck Ct
Dayton, OH 45458-9635
------------------------------------------------------- --------------------------------------- ----------------------

                                                                48


------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Wood Walker Inc.                             Balanced Trust                                    %
Deferred Comp                                           -Institutional Class
PO Box 1476
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Trust                                        Balanced Trust                                    %
PO Box 1476                                             -Institutional Class
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Emjayco                                                 Balanced Trust                                    %
FBO American Micro Products                             -Financial Intermediary Class
401K Plan
PO Box 17909
Milwaukee, WI 53217
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason Wood Walker Inc.                             Small Cap Value Trust                             %
Deferred Comp                                           -Institutional Class
PO Box 1476
Baltimore, MD 21203-1476
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Legg Mason 529 Plan                                     Small Cap Value Trust                             %
Growth Portfolio                                        -Institutional Class
PO Box 922
Owings Mills, MD 21117-0700
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Neuberger Berman LLC                                                                                      %
55 Water St F: 27                                       Financial Services
New York, NY 10041-0004                                 -Financial Intermediary Class
------------------------------------------------------- --------------------------------------- ----------------------
------------------------------------------------------- --------------------------------------- ----------------------
Kinco & Co                                                                                                %
C/O Republic National Bank                              Financial Services
1 Hanson Pl Lower Level                                 -Financial Intermediary Class
Brooklyn, NY 11243-2907
------------------------------------------------------- --------------------------------------- ----------------------




               THE FUNDS' INVESTMENT ADVISER/MANAGER/ADMINISTRATOR

         LMCM, a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMCM is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason and Legg Mason Fund Adviser, Inc. ("LMFA"). LMCM serves as manager and investment adviser to Value Trust, Special Investment Trust and American Leading Companies pursuant to separate Investment Advisory and Management Agreements with each fund (each, a "Management Agreement").

         LMFA, a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA serves as manager to Balanced Trust, Small-Cap Value Trust, and Financial Services Fund under separate Investment Advisory Agreements with each fund (each, a "Management Agreement"). LMFA serves as administrator to Value Trust, Special Investment Trust and American Leading Companies pursuant to separate Sub-Administration Agreements with LMCM (each, a "Sub-Administration Agreement").

         Each Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMCM/LMFA manages or oversees the investment and other affairs of each fund. LMCM/LMFA is responsible for managing each fund consistent with the 1940 Act, the Code, and the fund's investment objective and policies described in its Prospectuses and this SAI. LMCM/LMFA is obligated to
(a) provide each fund with office facilities and personnel and maintain the funds' books and records; (b) supervise all aspects of each fund's operations;
(c) bear the expense of certain informational and purchase and redemption services to each fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to each fund's officers and directors. In addition, LMCM has agreed to reduce advisory fees for Value Trust and Special Investment Trust in an amount equal to those funds' auditing fees and compensation of their independent directors. LMCM/LMFA and its affiliates pay all compensation of directors and officers of each fund who are officers, directors or employees of LMCM/LMFA. Each fund pays all of its expenses which are not expressly assumed by LMCM/LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and a portion of expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its directors and officers with respect to litigation.


         Management and Advisory fees are allocated among each class based don their pro rata share of fund assets.

         LMCM receives for its services to Value Trust, Special Investment Trust and American Leading Companies a management fee, calculated daily and payable monthly.


                                                  Fee Rate
Value                                          Trust 1.00% up to $100 million
                                               of average daily net assets;
                                               0.75% between $100 million and
                                               $1 billion of average daily net
                                               assets; and 0.65% of average
                                               daily net assets exceeding $1
                                               billion

Special                                        Investment Trust 1.00% up to
                                               $100 million of average daily
                                               net assets; 0.75% between $100
                                               million and $1 billion of
                                               average daily net assets; and
                                               0.65% of average daily net
                                               assets exceeding $1 billion

American Leading Companies                     0.75% up to $1 billion of average
                                               daily net assets; and 0.65% of
                                               average daily net assets
                                               exceeding $1 billion


         LMCM currently intends to voluntarily waive fees or reimburse expenses so the expenses of American Leading Companies (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of average daily net assets for each class as follows: 1.95% for Primary Class shares; ___% for Signature Class shares; 0.95% for Institutional Class shares; and 1.20% for Financial Intermediary Class shares. These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.

         LMFA receives a management fee for its services to Balanced Trust, Small-Cap Value Trust and Financial Services Fund that is calculated daily and payable monthly.


                                                  Fee Rate
Balanced Trust                                 0.75% of average daily net assets

Small-Cap                                      Value Trust 0.85% up to $100
                                               million of average daily net
                                               assets; 0.75% between $100
                                               million and $1 billion of
                                               average daily net assets; and
                                               0.65% of average daily net
                                               assets exceeding $1 billion

                                       50

Financial                                      Services Fund 1.00% up to $100
                                               million of average daily net
                                               assets; 0.75% between $100
                                               million and $1 billion of
                                               average daily net assets; and
                                               0.65% of average daily net
                                               assets exceeding $1 billion

         LMFA currently intends to voluntarily waive fees or reimburse expenses for Balanced Trust, Small-Cap Value Trust and Financial Services Fund for expenses related to Primary Class shares, and Signature Class shares of Small-Cap Value Trust, (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of the following amounts for the noted periods. These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.

                                                           Expense Cap          Expiration Date
Balanced Trust - Primary Class                              1.85%               August 1, 2006
Small-Cap Value Trust - Primary Class                       2.00%               August 1, 2006
Small-Cap Value Trust - Signature Class                     ____%               August 1, 2006
Financial Services Fund - Primary Class                     2.25%               August 1, 2006


         LMFA currently intends to voluntarily waive fees or reimburse expenses for Balanced Trust, Small-Cap Value Trust and Financial Services Fund for expenses related to Institutional Class shares, and Financial Intermediary Class shares of Balanced Trust and Financial Services Fund, (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of the following amounts for the noted periods. These voluntary waivers are currently expected to continue until August 1, 2006, but may be terminated at any time.

                                                          Expense Cap                   Expiration Date
Balanced Trust
     Institutional Class                                   1.10%                        August 1, 2006
     Financial Intermediary Class                          1.35%                        August 1, 2006
Small-Cap Value Trust -
     Institutional Class                                   1.00%                        August 1, 2006
Financial Services Fund -
     Institutional Class                                   1.25%                        August 1, 2006
     Financial Intermediary Class                          1.50%                        August 1, 2006

         For the fiscal years ended March 31, the funds incurred advisory fees of (prior to fees waived):

                                                      2005                  2004                  2003
  Value Trust                                                            $80,518,233         $61,755,665
  Special Investment Trust                                               $20,595,704         $15,067,331
  American Leading Companies                                              $3,945,246          $3,526,401
  Balanced Trust                                                            $449,344            $423,500
  Small-Cap Value Trust                                                   $1,580,482          $1,456,878
  Financial Services Fund                                                   $611,638            $521,078

         For the fiscal years ended March 31, the following advisory fees were waived by LMFA:

                                                      2005                  2004                  2003
  Value Trust                                                               $94,081              $81,438
  Special Investment Trust                                                  $74,732              $60,044
  Balanced Trust                                                            $11,998              $39,636
  Small-Cap Value Trust                                                          $0              $97,506
  Financial Services Fund                                                   $28,135              $76,175


         Pursuant to Sub-Administration Agreements between LMCM and LMFA, LMFA agrees, among other things, to provide Value Trust, Special Investment Trust, and American Leading Companies with office facilities and personnel, maintain the funds' books and records and supply the directors and officers of the funds with statistical reports and information regarding the funds. For LMFA's services to the funds, LMCM, not the funds, pays LMFA 0.05% of each fund's average daily net assets.

         Barrett, 90 Park Avenue, New York, New York 10016, an affiliate of Legg Mason, serves as investment sub-adviser to Financial Services Fund under a Sub-Advisory Agreement between Barrett and LMFA ("Sub-Advisory Agreement"), effective May 1, 2003. Under the Sub-Advisory Agreement, Barrett is responsible, subject to the general supervision of the Manager and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Barrett's services to Financial Services Fund, LMFA (not the fund) pays Barrett a fee computed daily and payable monthly, at an annual rate equal to 60% of the fee received from the fund, net of any waivers by LMFA, under the Management Agreement. From November 16, 1998 (commencement of operations) until April 30, 2003, Gray, Seifert & Co., Inc. ("Gray Seifert") served as the fund's investment adviser. The advisory personnel who previously managed the fund as employees of Gray Seifert continue to do so as employees of Barrett. For the period May 1, 2003 to March 31, 2004, Barrett received $328,186 in advisory fees on behalf of Financial Services Fund. For the period April 1, 2003 to April 30, 2003 and the fiscal years ended March 2003 and 2002, Gray Seifert received $21,916, $266,942 and $291,011, respectively, in advisory fees on behalf of Financial Services Fund.

         Bartlett, 36 East Fourth Street, Cincinnati, Ohio 45202, an affiliate of Legg Mason, serves as investment adviser to Balanced Trust pursuant to an Investment Advisory Agreement between Bartlett and LMFA ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Bartlett is responsible, subject to the general supervision of the Manager and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Bartlett's services to the fund, LMFA (not the fund) pays Bartlett a fee, computed daily and payable monthly, at an annual rate equal to 66 2/3% of the fee received by LMFA from the fund, net of any waivers by LMFA. For the fiscal years ended March 31, 2004, 2003 and 2002, Bartlett received $291,564, $255,909 and $277,119, respectively, in advisory fees on behalf of Balanced Trust.

         Brandywine Asset Management, LLC ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware, an affiliate of Legg Mason, serves as investment adviser to Small-Cap Value Trust pursuant to an Investment Advisory Agreement between Brandywine and LMFA ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Brandywine is responsible, subject to the general supervision of LMFA and Investors Trust's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Brandywine's services to the fund, LMFA (not the fund) pays Brandywine a fee, computed daily and payable monthly, at an annual rate equal to 0.50% of the fund's average daily net assets or 58.8% of the fee received by LMFA from the fund, net of any waivers by LMFA.

For the fiscal years ended March 31, 2004, 2003 and 2002, Brandywine received $929,323, $799,311 and $433,939, respectively, in advisory fees on behalf of Small-Cap Value Trust.

         Under each Management Agreement or Sub-Advisory Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMCM or LMFA, as appropriate.

         Under each Management Agreement, Sub-Administration Agreement and Sub-Advisory Agreement, LMCM/LMFA/Bartlett/Brandywine/Barrett will not be liable for any error of judgment or mistake of law or for any loss by a fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.
         Each Management Agreement and Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the respective fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFA/LMCM/Bartlett/Brandywine/Barrett, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement. Each Sub-Advisory Agreement terminates immediately upon termination of the associated Management Agreement.


Portfolio Managers

     Value Trust. Bill Miller serves as portfolio manager to Value Trust. The table below provides information regarding other accounts for which Mr. Miller has day-to-day management responsibility.

Bill Miller
As of March 31, 2005(a):

                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                            Performance-Based(b)    which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                 4               $7,934,032,211           None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                       None                $0                    None                     $0

(a) Value Trust and one of the other registered investment companies for which Mr. Miller is primarily responsible for day-to-day management serve as master portfolios for other registered investment companies and separate accounts that are managed on a day-to-day basis by other portfolio managers. As of March 31, 2005 the total assets in these accounts was $19,763,168,906.
(b) Five of the accounts managed by other portfolio managers, which use Value Trust as a master portfolio, pay performance fees. As of March 31, 2005 the total assets in these accounts was $1,376,393,997. As previously noted, the portfolio manager for Value Trust is not primarily responsible for day-to-day management of these accounts.

         As of March 31, 2005, Mr. Miller beneficially owned shares of Value Trust with a value of between $500,001 and $1,000,000. As of May 25, 2005, Mr. Miller beneficially owned shares of the fund with a value in excess of $1,0000,000.


     Special Investment Trust. Bill Miller and Samuel M. Peters serve as co-portfolio managers to Special Investment Trust. The tables below provide information regarding other accounts for which Mr. Miller and Mr. Peters have day-to-day management responsibility. Mr. Peters became co-manager on April 18, 2005.

Bill Miller
As of March 31, 2005(a):

                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                 4              $20,847,221,038           None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                       None                $0                    None                     $0

(a) Special Investment Trust and one of the other registered investment companies for which Mr. Miller is primarily responsible for day-to-day management serve as master portfolios for other registered investment companies and separate accounts that are managed on a day-to-day basis by other portfolio managers. As of March 31, 2005 the total assets in these accounts was $19,763,168,906.


Samuel M. Peters
As of April 18, 2005:
                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                None                $0                    None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                       None                $0                     14                 $313,872,087

         As of March 31, 2005, Mr. Miller beneficially owned shares of Special Investment Trust with a value of between $500,001 and $1,000,000. As of May 25, 2005, Mr. Miller beneficially owned shares of the fund with a value in excess of $1,000,000.

     As of April 18, 2005 and May 25, 2005, Mr. Peters owned no shares of Special Investment Trust.

         Mr. Miller serves as Chief Executive Officer and Chief Investment Officer for Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc., and Managing Member for LMM, LLC. The portfolio manager has an ownership interest in LMM LLC and, therefore, receives a portion of its profits. He also has an employment contract with Legg Mason, Inc. that is designed to compensate him in a similar manner based on the performance of Legg Mason Funds Management, Inc. and Legg Mason Capital Management, Inc. Mr. Miller is also eligible to receive employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

         Mr. Peters is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the benchmark, the portfolio manager's performance over various other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the investment manager's research process, the profitability of the investment manager and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices.


         Mr. Peters is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.


     American Leading Companies Trust. David E. Nelson serves as portfolio manager to American Leading Companies Trust. Mr. Nelson does not manage any other accounts.

         As of March 31, 2005, Mr. Nelson beneficially owned shares of American Leading Companies Trust with a value in excess of $1,000,000. As of May 25, 2005, Mr. Nelson continued to beneficially own shares of the fund in excess of $1,000,000.

         Mr. Nelson is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the investment manager's research process, the profitability of the investment manager and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices.

         Mr. Nelson is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

         LMCM realizes the fact that portfolio manager's having day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may have an opportunity to purchase investments of limited availability. In this circumstance, the portfolio manager will review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs, and other factors to determine the suitability of the investment for each account and to ensure that accounts are treated equitably. The portfolio manager may also decide to purchase or sell the same security for multiple accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment manager may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

         In the opinion of the investment manger for the funds, a portfolio manager's simultaneous management of a fund and the accounts included in the tables above does not create any material conflicts of interests.


     Balanced Trust. Peter A. Sorrentino, David P. Francis and Troy R. Snider serve as portfolio managers to Balanced Trust. The tables below provide information regarding other accounts for which Mr. Francis and Mr. Snider have day-to-day management responsibility. Mr. Sorrentino does not manage any other accounts.

David P. Francis
As of March 31, 2005:

                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                None                $0                    None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                        2            $12.2 million               None                     $0


Troy R. Snider
As of March 31, 2005:
                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                None                $0                    None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                        61            $182 million               None                     $0

     As of March 31, 2005 and May 25, 2005, Mr. Sorrentino, Mr. Francis and Mr. Snider owned no shares of Balanced Trust.

         Incentive compensation for Mr. Sorrentino is determined by the performance of the equity portion of the fund versus the Standard & Poor's 500 index. The one-year and three year rolling returns are compared to the benchmark returns for the same periods with the magnitude of the incentive driven by the degree of investment performance in excess of that generated by the benchmark. Emphasis is placed on the longer-term, three-year return. In addition, Mr. Sorrentino is eligible for incentive compensation based upon the investment performance realized by the various equity composites representing the remaining asset under management of Bartlett & Co.

         Mr. Francis and Mr. Snider are compensated with a competitive base salary along with an annual variable bonus. Bonus payments are based in part on the portfolio performance of the equity selections relative to the Standard & Poor's 500 index. Other factors in the bonus calculation are company profitability and individual contribution.

         All client accounts managed by Bartlett, including the fund, are managed to their respective benchmarks and policy statement requirements. However, in order to protect against any potential conflicts associated with a portfolio manager's day-to-day responsibility for managing multiple accounts, Bartlett has adopted policies and procedures regarding trade allocation of securities to ensure that no client is favored over any other client. When purchasing the same security for multiple accounts, the portfolio manager will aggregate orders in order to minimize execution costs and obtain best execution. When the firm enters an aggregated order, the allocation of securities among participating clients will be completed prior to the time at which the order is entered. Each client participating in an aggregated order will receive the average share price of the transaction(s), and each client will share transaction costs on a pro-rata basis based upon the client's level of participation in the order.

         Generally, if an aggregated order is partially filled, each participating client will receive a pro-rated portion of the securities based upon the client's level of participation in the order. If, however, Bartlett determines that it is in the best interest of its clients to fill some of its client orders in their entirety rather than allocating securities on a pro-rata basis, the firm may do so; provided it maintains a record of this decision which includes a description of the reason that the general allocation policy was not followed.

U.S. Small Cap Value Trust. Henry F. Otto and Steven M. Tonkovich serve as portfolio managers to U.S. Small Cap Value Trust. The table below provides information regarding other accounts for which Mr. Otto and Mr. Tonkovich have day-to-day management responsibility.

Henry F. Otto and Steven M. Tonkovich
As of March 31, 2005:

                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                 2            $1,206,691,213              None                     $0
Companies
Other pooled investment               4             $532,589,939               None                     $0
vehicle
Other accounts                        26           $2,751,922,581               3                  $749,866,211

         As of March 31, 2005, Mr. Otto beneficially owned shares of U.S. Small Cap Value Trust with a value of between $100,001 and $500,000. As of May 25, 2005, Mr. Otto continued to beneficially own shares of the fund between $100,001 and $500,000.

         As of March 31, 2005, Mr. Tonkovich beneficially owned shares of U.S. Small Cap Value Trust with a value of between $100,001 and $500,000. As of May 25, 2005, Mr. Tonkovich continued to beneficially own shares of the fund between $100,001 and $500,000.

         Brandywine believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocation of investment opportunities.

         The fund's portfolio managers' compensation includes a fixed base salary coupled with a bonus which is based on 1) the manager's portfolio pre-tax performance versus the small cap value peer universe constructed by the Frank Russell Company, 2) the overall profitability of all portfolio's managed by the portfolio managers, and 3) Brandywine's overall profitability. The comparison to the small cap value peer universe includes one quarter, on year, three year, and five year time periods. The bonus calculation treats every account under the portfolio manager's direction in the same manner, including the fund.

     Financial Services Fund. Amy LaGuardia serves as portfolio manager to Financial Services Fund. The table below provides information regarding other accounts for which Ms. LaGuardia has day-to-day management responsibility.

Amy LaGuardia
As of March 31, 2005:

                                                                        Number of Accounts
                                                                        Managed for which
                                                                         Advisory Fee is        Assets Managed for
                                  Number of                             Performance-Based      which Advisory Fee is
                                   Accounts     Total Assets Managed                             Performance-Based
       Type of Account             Managed
------------------------------- --------------- --------------------- ----------------------- ------------------------
------------------------------- --------------- --------------------- ----------------------- ------------------------
Registered Investment                 1            $67.3 million               None                     $0
Companies
Other pooled investment              None                $0                    None                     $0
vehicle
Other accounts                       293            $408 million               None                     $0

         As of March 31, 2005, Ms. LaGuardia beneficially owned share of Financial Services Fund with a value of between $100,001 and $500,000. As of May 25, 2005, Ms. LaGuardia continued to beneficially own share of the fund between $100,001 and $500,000.

         To date there have not been any material conflicts with the Financial Services Fund and other managed accounts nor does Barrett anticipate any conflicts. When possible Barrett uses average pricing on trades in which the fund and other accounts participates on an aggregate basis. The same investment policy is followed; however the investment parameters differ. The fund is a sector fund with over 80% invested in financial companies whereas other clients have no more than 40% of assets in financial companies. The private clients are invested in other sectors of the market, which can do better/worse than financial services sectors at any given time. In addition, Barrett does not sell short which eliminates a potential conflict between the private clients and the fund. Barrett also does not engage in any principal or agency cross transactions with itself or affiliated parties.

         The portfolio manager receives a base salary and participates in incentive programs wherein bonuses are paid in March after assessing entity-wide performance, company profitability and individual performance. Performance is not solely based on the individual; the firm as a whole must do well before bonuses are paid.


         The funds, LMCM, LMFA, Legg Mason, Brandywine, Bartlett, and Barrett each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must submit proposed transactions in Legg Mason funds for pre-clearance; must hold fund shares purchased for a least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.

         As each fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the funds are delegated the responsibility for assessing and voting each fund's proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser or the adviser's affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.


Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge through www.leggmasonfunds.com/aboutlmf or the SEC's Internet site at http://www.sec.gov.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

         For the fiscal years ended March 31, each fund's portfolio turnover rates were as follows:

-------------------------------------- ------------------------ -------------------------
                Fund                            2005                      2004
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
Value Trust                                                               3.8%
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
Special Investment Trust                                                 14.7%
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
American Leading Companies                                               19.6%
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
Balanced Trust                                                           42.1%
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
Small Cap Value Trust                                                    44.3%
-------------------------------------- ------------------------ -------------------------
-------------------------------------- ------------------------ -------------------------
Financial Services Fund                                                  29.6%
-------------------------------------- ------------------------ -------------------------

         Under each Advisory Agreement, each fund's adviser is responsible for the execution of the fund's portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, each adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, each adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), any risk assumed by the executing broker and, if applicable, arrangements for payment of fund expenses.

         Consistent with the policy of most favorable price and execution, each adviser may give consideration to research, statistical and other services furnished by brokers or dealers to that adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers or dealers a higher brokerage commission than may be charged by other brokers or dealers, or a higher transaction fee on so-called "riskless principal" trades in certain NASDAQ securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to each adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the funds may be used for the funds' benefit. Each adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         As adviser to Value Trust, Special Investment Trust and American Leading Companies, LMCM may allocate brokerage transactions to broker-dealers who allocate a portion of the commissions paid by each fund toward the reduction of the fund's expenses payable to third-party service providers other than LMCM or its affiliates. The transaction quality must, however, be comparable to that of other qualified broker-dealers. Neither LMCM nor its affiliates receive any direct or indirect benefit from these arrangements.

         From time to time each fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, a fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         For the fiscal years ended March 31, each fund paid the following brokerage commissions:

-------------------------------------- ------------------------ ------------------------- ------------------------
                Fund                            2005                      2004                     2003
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
Value Trust                                                            $3,893,533             $13,667,884
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
Special Investment Trust                                               $1,651,382              $2,681,808
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
American Leading Companies                                               $380,693                $614,647
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
Balanced Trust                                                            $42,200                 $38,473
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
Small Cap Value Trust                                                    $401,742                $612,615
-------------------------------------- ------------------------ ------------------------- ------------------------
-------------------------------------- ------------------------ ------------------------- ------------------------
Financial Services Fund                                                   $37,292                 $34,428
-------------------------------------- ------------------------ ------------------------- ------------------------


For the fiscal years ended March 31, the following funds paid the following brokerage commissions to Legg Mason:

-------------------------------------- ------------------------ ------------------------ ------------------------
                Fund                            2005                     2004                     2003
-------------------------------------- ------------------------ ------------------------ ------------------------
-------------------------------------- ------------------------ ------------------------ ------------------------
Value Trust                                                           $90,800*                 $50,310
-------------------------------------- ------------------------ ------------------------ ------------------------
-------------------------------------- ------------------------ ------------------------ ------------------------
Special Investment Trust                                              $2,560**                 $17,384
-------------------------------------- ------------------------ ------------------------ ------------------------
-------------------------------------- ------------------------ ------------------------ ------------------------
American Leading Companies                                             $13,250***                  --
-------------------------------------- ------------------------ ------------------------ ------------------------

* Represents 2.33% of the total brokerage commissions paid and 2.22% of the total dollar amount of transactions involving the payment of brokerage commissions for the most recent fiscal year.

** Represents 0.16% of the total brokerage commissions paid and 0.19% of the total dollar amount of transactions involving the payment of brokerage commissions for the most recent fiscal year.

*** Represents 3.48% of total brokerage commissions paid and 2.59% of total dollar amount of transactions involving the payment of brokerage commissions for the most recent fiscal year.

         For the fiscal years ended March 31, 2005, 2004 and 2003, Legg Mason received no brokerage commissions from Balanced Trust, Small-Cap Value Trust or Financial Services Fund.

         Except as permitted by SEC rules or orders, each fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. Each fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit each fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that each fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities. In no case in which a fund purchases securities in an underwriting in which Legg Mason or any affiliated person is a participant can the fund purchase the securities from Legg Mason or the affiliated person.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each Advisory Agreement expressly provides such consent.

         Of the regular broker-dealers used by each respective fund during the fiscal year ended March 31, 2005, the following funds owned shares of the following broker-dealers or parent companies of broker-dealers as of that date:

                                                               Market Value of
Value Trust                                                        Shares Held
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



                                                               Market Value of
American Leading Companies Trust                                   Shares Held
-------------------------------------------------------------------------------




                                                               Market Value of
Balanced Trust                                                     Shares Held
-------------------------------------------------------------------------------



                                                               Market Value of
Small-Cap Value Trust                                              Shares Held
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



         Special Investment Trust and Financial Services Fund held no shares of their regular broker-dealers as of March 31, 2005.

         Investment decisions for each fund are made independently from those of other funds and accounts advised by LMFA, LMCM, Bartlett, Brandywine or Barrett. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUNDS' DISTRIBUTOR

         Legg Mason acts as distributor of the funds' shares pursuant to separate Underwriting Agreements with each fund. Except as noted in the Prospectuses, each Corporation's shares are distributed in a continuous offering. Each Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund's expense) and for supplementary sales literature and advertising costs.

         Under each Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.


         Each fund has adopted a Distribution Plan for Primary Class shares ("Primary Class Plans"); Value Trust, Special Investment Trust, American Leading Companies and Small-Cap Value Trust have each adopted a Distribution Plan for Signature Class shares ("Signature Class Plans") and Value Trust, Special Investment Trust, American Leading Companies, Balanced Trust and Financial Services Fund have each adopted a Distribution Plan for Financial Intermediary Class shares ("Financial Intermediary Class Plans"), each of which, among other things, permits a fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares, Signature Class shares or Financial Intermediary Class shares, respectively, and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. Under the Primary Class Plans, the aggregate fees may not exceed an annual rate of each fund's average daily net assets attributable to Primary Class shares as follows: 1.00% for Special Investment Trust, American Leading Companies, Small-Cap Value Trust and Financial Services Fund, 0.75% for Balanced Trust and 0.95% for Value Trust. Under the Signature Class Plans, the aggregate fees may not exceed an annual rate of each fund's average daily net assets attributable to Signature Class shares as follows:
0.75% for Special Investment Trust, American Leading Companies, Small-Cap Value Trust and Value Trust. Under the Financial Intermediary Class Plans, the aggregate fees may not exceed an annual rate of 0.40% (0.25% in the case of Financial Services Fund) of each fund's average daily net assets attributable to Financial Intermediary Class shares. Currently, under each Financial Intermediary Class Plan, Legg Mason receives 0.25% of assets attributable to Financial Intermediary Class shares annually from each fund. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only.


         Amounts payable by a fund under a Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. Each Plan does not obligate a fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, a fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

         With respect to Primary Class, Signature Class and/or Financial Intermediary Class shares, LMFA and LMCM have agreed to waive their fees if necessary to meet the voluntary expense limits for American Leading Companies, Financial Services Fund, Balanced Trust and Small-Cap Value Trust to the extent described under "The Funds' Investment Adviser/Manager."

         The Plans were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors of each respective fund including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of any Plan or any Underwriting Agreement ("12b-1 Directors"). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that each Plan would benefit the applicable fund, class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class, Signature Class or Financial Intermediary Class shareholders, as applicable, could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares, Signature Class shares and Financial Intermediary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by that fund to the adviser.

         In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by a fund to Legg Mason under a Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that the adviser would earn greater management fees if a fund's assets were increased, because such fees are calculated as a percentage of a fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if each Plan was implemented.

         Among the potential benefits of the Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its financial advisers could motivate them to improve their sales efforts with respect to each fund's Primary Class shares, Signature Class shares and Financial Intermediary Class shares, as applicable, and to maintain and enhance the level of services they provide to a fund's respective class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by a fund in connection with its Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.


         As compensation for its services and expenses, in accordance with each Primary Class Plan, Legg Mason receives from each fund an annual distribution fee equivalent to a percentage of the fund's average daily net assets as follows: 0.70% for Value Trust; 0.75% for Special Investment Trust; 0.75% for American Leading Companies; 0.50% for Balanced Trust; 0.75% for Small Cap Value; and 0.75% for Financial Services, and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares. In accordance with the Signature Class Plan, as compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.50% of its average daily net assets attributable to Signature Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Signature Class shares. In accordance with each Financial Intermediary Class Plan, as compensation for its services and expenses, Legg Mason is authorized to receive from Value Trust, Special Investment Trust, American Leading Companies and Balanced Trust an annual distribution fee equivalent to 0.15% of each fund's average daily net assets, and an annual service fee equivalent to 0.25% of each fund's average daily net assets attributable to Financial Intermediary Class shares, except that Financial Services Fund's Plan does not provide for any distribution fee, only a 0.25% annual service fee. The Boards of these funds have currently approved payment of 0.25% under the Financial Intermediary Class plans. All distribution and service fees are calculated daily and paid monthly.


         Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on that Plan. A Plan may be terminated with respect to a class of a fund by a vote of a majority of the 12b-1 Directors or by vote of a majority of the outstanding voting securities of the applicable class of that fund. Any change in a Plan that would materially increase the distribution costs to a fund requires approval by the shareholders of the applicable class of the fund; otherwise a Plan may be amended by the directors, including a majority of the 12b-1 Directors.


         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by a fund, pursuant to a Plan or any related agreement shall provide to that fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to the plan and the purposes for which the expenditures were made.


         For the year ended March 31, 2005, the funds incurred distribution and service fees with respect to Primary Class shares of (prior to fees waived):

Value Trust                             $____
Special Investment Trust                $____
American Leading Companies              $____
Balanced Trust                          $____
Small-Cap Value Trust                   $____
Financial Services Fund                 $____

         For the year ended March 31, 2005, the following distribution fees were waived by Legg Mason with respect to Primary Class shares:

Balanced Trust                          $____
Small-Cap Value Trust                   $____
Financial Services Fund                 $____

         For the year ended March 31, 2005, the following funds incurred distribution and service fees with respect to Financial Intermediary Class shares of (prior to fees waived):

Value Trust                             $____
Balanced Trust                          $____
Financial Services Fund                 $____

         For the year ended March 31, 2005, distribution fees of $_______ were waived by Legg Mason with respect to Financial Intermediary Class shares of Balanced Trust.


         For the fiscal year ended March 31, 2005, Legg Mason incurred the following expenses in connection with distribution and shareholder services with respect to Primary Class shares for each of the following funds:

--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
                                            Special          American                     Small-Cap      Financial
                        Value Trust       Investment         Leading        Balanced        Value         Services
                                             Trust          Companies         Trust          Trust          Fund
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------

Compensation to
sales personnel                      $                $                 $            $               $             $
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------

Advertising
                                     $                $                 $            $               $             $
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------

Printing and
mailing                              $                $                 $            $               $             $
of prospectuses
to prospective
shareholders
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------

Administration,
overhead and                         $                $                 $            $               $             $
corporate technology

--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------
--------------------- ----------------- ---------------- ----------------- ------------ --------------- -------------

Total expenses
                                     $                $                 $            $               $             $
--------------------- ================= ================ ================= ============ =============== =============

         For the fiscal year ended March 31, 2005, Legg Mason incurred the following expenses in connection with distribution and shareholder services of Financial Intermediary Class shares for each of the following funds:


                                         Value Trust          Balanced           Financial
                                                               Trust           Services Fund
                                       ----------------- ------------------- -------------------
                                       ----------------- ------------------- -------------------

Compensation to sales personnel
                                                   $                   $                   $

Advertising
                                                   $                   $                   $

Printing and mailing
of prospectuses                                    $                   $                   $
to prospective shareholders

Administration, overhead and
corporate technology                               $                   $                   $
                                       ----------------- ------------------- -------------------
                                       ----------------- ------------------- -------------------

Total expenses
                                                   $                   $                   $
                                       ================= =================== ===================


         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares or Financial Intermediary Class shares. They include an allocation among the funds and other financial products available through Legg Mason Financial Advisers of certain overhead expenses related to distribution.



                            CAPITAL STOCK INFORMATION


         Value Trust has authorized capital of 700 million shares of common stock, par value $0.001 pre share. Special Investment Trust has authorized capital of 350 million shares of common stock, par value $0.001 per share. Investors Trust has authorized issuance of 600 million shares of par value $.001 per share of American Leading Companies, 625 million shares of par value $.001 per share of Balanced Trust, 200 million shares of par value $.001 per share of Small-Cap Value Trust, and 475 million shares of par value $.001 per share of Financial Services Fund. Each corporation may authorize and issue additional series of shares and may create additional classes. Each fund currently offers two classes of shares -- Primary Class shares and Institutional Class shares. Value Trust, Special Investment Trust, American Leading Companies Trust and U.S. Small-Cap Value Trust also offer Signature Class shares. In addition, Value Trust, Special Investment Trust, American Leading Companies Trust, Balanced Trust and Financial Services Fund offer Financial Intermediary Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges, which may affect performance.


         The Board of each fund does not anticipate that there will be any conflicts among the interests of the holders of the different classes of a fund's shares. If the Board becomes aware that any such conflict exists, it will take appropriate actions. Shareholders of each fund are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the funds are fully paid and nonassessable and have no preemptive or conversion rights.

         For each fund, shareholder meetings will not be held except: where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to a plan of distribution pursuant to Rule 12b-1); at the request of a majority of the shares entitled to vote as set forth in the by-laws of the fund; or as the Board of Directors from time to time deems appropriate or necessary.

     THE CORPORATIONS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT


         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of each fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the funds assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate of Legg Mason, receives from BFDS for its services a percentage of the per account fees the funds pay BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right, upon at least 60 days' prior written notice, to institute other charges on shareholders to cover a fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Financial Intermediary and Institutional Class shareholders of the funds.


                         THE CORPORATIONS' LEGAL COUNSEL

         Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1221, serves as counsel to each Corporation.

         THE CORPORATIONS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as independent registered public accounting firm for Value Trust and Special Investment Trust. Ernst & Young LLP, 2001 Market Street, Philadelphia, PA 19103, serves as independent registered public accounting firm for American Leading Companies Trust, Balanced Trust, Small-Cap Value Trust and Financial Services Fund.



                              FINANCIAL STATEMENTS

                                 TO BE INSERTED

                                                                      Appendix A

                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") ratings:

Long-Term Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues an obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. An obligation rated A is considered upper-medium grade and are subject to low credit risk.

Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. An obligation rated B is considered speculative and is subject to high credit risk.

Caa - Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are judged to be highly speculative in a high degree and are likely in, or very near, default, with some prospect for recovery of principal and interest. Such issues are often in default or have other marked shortcomings.

C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings

Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's ("S&P") Rratings:

Long-Term Issue Credit Ratings

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L-The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

* - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r -The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Commercial Paper

A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                                                      APPENDIX B


                                Legg Mason Funds
                              Proxy Voting Policies
                               (Revised 8/11/2004)


These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2. Proxy Voting Policies of Advisers to Legg Mason Funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser's stated proxy voting policies and procedures.

5. Changes to Advisers' Policies and Procedures - On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

                          Legg Mason Fund Adviser, Inc.
                      Proxy Voting Policies and Procedures
                                    May 2003

Legg Mason Fund Adviser, Inc. ("LMFA") acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA's contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund's Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.
Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for that fund to vote proxies in the best interest of the fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

1. Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;


2. Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

3. Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

4. Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA's Voting Persons.

All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him- or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason Wood Walker, Incorporated.

                       LEGG MASON CAPITAL MANAGEMENT, INC.

                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC

                         PROXY PRINCIPLES AND PROCEDURES


OVERVIEW
Legg Mason Capital Management, Inc., Legg Mason Funds Management, Inc. and LMM, LLC ("The Group") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure The Group exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Group assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote The Group takes into consideration its duty to its clients and all other relevant facts available to The Group at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. The Group employs the same proxy principles and procedures for all funds for which it has voting responsibility.


Principles

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

Allow responsible management teams to run the business - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see The Group's proxy voting guidelines for more details ("Schedule A").

PROCEDURES
Oversight
The Group's Chief Investment Officer (CIO) has full authority to determine The Group's proxy voting principles and procedures and vote proxies on behalf of The Group's clients. The Group's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, The Group's Proxy Officers and Compliance Officers. No less than a quorum of these Officers(1) will meet from time to time, but no less than annually, to review existing principles and procedures in light of The Group's duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations
We recognize proxy voting as a valuable right of company shareholders. Generally speaking, The Group votes all proxies it receives. However, The Group intends to refrain from voting in certain circumstances. The Group may refrain from voting a proxy if, for example, the company's shares are no longer held by The Group's clients at the time of the meeting. Additionally, The Group may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

Proxy Administration
The Group instructs each client custodian to forward proxy materials to the The Group Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to The Group. The Group uses Institutional Shareholder Services ("ISS") to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.


Upon receipt of proxy materials:

     The Compliance Officer
1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. The Group believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to The Group or its affiliates.
           a.     Identifying Potential Conflicts
                  In identifying conflicts of interest the Compliance Officer will review the following issues:
                   |X| Whether The Group has an economic to vote in a manner
                       that is not consistent with the best interests of its clients; and
                   |X| Whether there are any business or personal
                       relationships between an The Group employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and
                   |X| Whether the Proxy Officer knows that an affiliate of
                       The Group has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and The Group's clients.

           b.     Assessing Materiality
                  A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

2. If the Compliance Officer determines that a potential material conflict of interest may exist:
                (a) The Compliance Officer may consult with legal counsel and/or
                    The Group's CIO to determine if the conflict is material.
                (b) If the conflict is not material, the proxy issue is
                    forwarded to the Proxy for voting.
                (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:

_____________________________
(1) Quorum is defined as two Proxy Officers and one Compliance Officer.

                        1. If The Group's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to The Group's principles and returns the signed, voted form to the Proxy Administrator.
                        2. If the conflicted proxy issue is not specifically addressed in The Group's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".
                        3.           Alternatively, the Compliance Officer may
                                    disclose the conflict to clients and obtain their consent to vote.


     The Proxy Officer
1. The Proxy Officer reviews proxies and evaluates matters for vote in light of The Group's principles and guidelines. The Proxy Officer may seek additional information from The Group's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with The Group's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by The Group.
2.       The Proxy Officer returns the signed, voted form to the Proxy
         Administrator.

     The Proxy Administrator
1. Provides custodians with instructions to forward proxies to The Group for all clients for whom The Group is responsible for voting proxies.
2. When proxies are received, reconciles the number of shares indicated on the proxy with The Group internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. The Proxy Administrator will use best efforts to obtain missing proxies from custodian.
3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by The Group clients as of the meeting date.
4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.
5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ISS' software, online or via facsimile.
6.       Obtains evidence of receipt and maintains records of all proxies voted.


Record Keeping
The following documents will be maintained onsite for two years and in an accessible place for another three with regard to proxies:
1. Copy of current policies and procedures will be maintained and available to clients upon request.
2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.
3. Documents created by The Group that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.
4.       Copies of the voting record will be maintained via ISS.
5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.
6. Each written client request for proxy voting records and The Group's written response to any client request for such records.


                                      B-7

                                              Schedule A
                                  The Group Proxy Voting Guidelines


         The Group maintains these proxy-voting guidelines, which set forth the manner in which The Group generally votes on issues that are routinely presented. Please note that for each proxy vote The Group takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.
         ----------------------------------------------------------------------------------------------
         Four principal areas of interest to shareholders:
         1) Obligations of the Board of Directors 2) Compensation of management and the Board of Directors 3) Take-over protections 4) Shareholders'
         rights
         ----------------------------------------------------------------------------------------------
                                  Proxy Issue                                The Group Guideline
         ----------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------
         BOARD OF DIRECTORS
         ----------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------
         Independence of Boards of Directors: majority of unrelated                  For
         directors, independent of management
         ----------------------------------------------------------------------------------------------
         Nominating Process: independent nominating committee seeking                For
         qualified candidates, continually assessing directors and
         proposing new nominees
         ----------------------------------------------------------------------------------------------
         Size and Effectiveness of Boards of Directors: Boards must be               For
         no larger than 15 members
         ----------------------------------------------------------------------------------------------
         Cumulative Voting for Directors                                             For
         ----------------------------------------------------------------------------------------------
         Staggered Boards                                                          Against
         ----------------------------------------------------------------------------------------------
         Separation of Board and Management Roles (CEO/Chairman)                Case-by-Case
         ----------------------------------------------------------------------------------------------
         Compensation Review Process: compensation committee comprised               For
         of outside, unrelated directors to ensure shareholder value while rewarding good performance
         ----------------------------------------------------------------------------------------------
         Director Liability & Indemnification: support limitation of                 For
         liability and provide indemnification
         ----------------------------------------------------------------------------------------------
         Audit Process                                                               For
         ----------------------------------------------------------------------------------------------
         Board Committee Structure: audit, compensation, and                         For
         nominating and/or governance committee consisting entirely of independent directors
         ----------------------------------------------------------------------------------------------
         Monetary Arrangements for Directors: outside of normal board                For
         activities amts should be approved by a board of independent directors and reported in proxy
         ----------------------------------------------------------------------------------------------
         Fixed Retirement Policy for Directors                                  Case-by-Case
         ----------------------------------------------------------------------------------------------
         Ownership Requirement: all Directors have direct and material               For
         cash investment in common shares of Company
         ----------------------------------------------------------------------------------------------
         Proposals on Board Structure: (lead director, shareholder                   For
         advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)
         ----------------------------------------------------------------------------------------------
         Annual Review of Board/CEO by Board                                         For
         ----------------------------------------------------------------------------------------------
         Periodic Executive Sessions Without Mgmt (including CEO)                    For
         ----------------------------------------------------------------------------------------------
         Votes for Specific Directors                                           Case-by-Case
         ----------------------------------------------------------------------------------------------

                                  - Continued -

                                       B-8


            --------------------------------------------------------------------------------------
                                   Proxy Issue                            The Group Guideline
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            MANAGEMENT AND DIRECTOR COMPENSATION
            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            Stock Option and Incentive Compensation Plans:                   Case-by-Case
            --------------------------------------------------------------------------------------
            Form of Vehicle: grants of stock options, stock                  Case-by-Case
            appreciation rights, phantom shares and restricted stock
            --------------------------------------------------------------------------------------
            Price                                                        Against plans whose
                                                                         underlying securities are
                                                                         to be issued at less than
                                                                         100% of the current market
                                                                         value
            --------------------------------------------------------------------------------------
            Re-pricing: plans that allow the Board of Directors to              Against
            lower the exercise price of options already granted if
            the stock price falls or under-performs the market
            --------------------------------------------------------------------------------------
            Expiry: plan whose options have a life of more than ten          Case-by-Case
            years
            --------------------------------------------------------------------------------------
            Expiry: "evergreen" stock option plans                              Against
            --------------------------------------------------------------------------------------
            Dilution:                                                    Case-by-Case - taking into
                                                                         account value creation,
                                                                         commitment to
                                                                         shareholder-friendly
                                                                         policies, etc.
            --------------------------------------------------------------------------------------
            Vesting: stock option plans that are 100% vested when               Against
            granted
            --------------------------------------------------------------------------------------
            Performance Vesting: link granting of options, or vesting             For
            of options previously granted, to specific performance
            targets
            --------------------------------------------------------------------------------------
            Concentration: authorization to allocate 20% or more of             Against
            the available options to any one individual in any one
            year
            --------------------------------------------------------------------------------------
            Director Eligibility: stock option plans for directors if        Case-by-Case
            terms and conditions are clearly defined and reasonable
            --------------------------------------------------------------------------------------
            Change in Control: stock option plans with change in                Against
            control provisions that allow option holders to receive
            more for their options than shareholders would receive
            for their shares
            --------------------------------------------------------------------------------------
            Change in Control: change in control arrangements                   Against
            developed during a take-over fight specifically to
            entrench or benefit management
            --------------------------------------------------------------------------------------
            Change in Control: granting options or bonuses to outside           Against
            directors in event of a change in control
            --------------------------------------------------------------------------------------
            Board Discretion: plans to give Board broad discretion in           Against
            setting terms and conditions of programs
            --------------------------------------------------------------------------------------
            Employee Loans: Proposals authorizing loans to employees            Against
            to pay for stock or options
            --------------------------------------------------------------------------------------
            Not Prohibiting "Mega-grants"                                     Not Specified
            --------------------------------------------------------------------------------------
            Omnibus Plans: plans that provide for multiple awards and         Not Specified
            believe that shareholders should vote on the separate
            components of such plans
            --------------------------------------------------------------------------------------
            Director Compensation: % of directors' compensation in                For
            form of common shares
            --------------------------------------------------------------------------------------
            Golden Parachutes                                                Case-by-Case
            --------------------------------------------------------------------------------------
            Expense Stock Options                                                 For
            --------------------------------------------------------------------------------------
            Severance Packages: must receive shareholder approval                 For
            --------------------------------------------------------------------------------------
            Lack of Disclosure about Provisions of Stock-based Plans            Against
            --------------------------------------------------------------------------------------
            Reload Options                                                      Against
            --------------------------------------------------------------------------------------
            Plan Limited to a Small Number of Senior Employees                  Against
            --------------------------------------------------------------------------------------
            Employee Stock Purchase Plans                                    Case-by-Case
            --------------------------------------------------------------------------------------
                                   - Continued -

                                      B-9


            --------------------------------------------------------------------------------------
                                   Proxy Issue                            The Group Guideline
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            TAKEOVER PROTECTIONS
            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            Shareholder Rights Plans: plans that go beyond ensuring             Against
            the equal treatment of shareholders in the event of a bid
            and allowing the corp. enough time to consider
            alternatives to a bid
            --------------------------------------------------------------------------------------
            Going Private Transaction, Leveraged Buyouts and Other           Case-by-Case
            Purchase Transactions
            --------------------------------------------------------------------------------------
            Lock-up Arrangements: "hard" lock-up arrangements that              Against
            serve to prevent competing bids in a takeover situation
            --------------------------------------------------------------------------------------
            Crown Jewel Defenses                                                Against
            --------------------------------------------------------------------------------------
             Payment of Greenmail                                               Against
            --------------------------------------------------------------------------------------
            "Continuing Director" or "Deferred Redemption"                      Against
            Provisions: provisions that seek to limit the discretion
            of a future board to redeem the plan
            --------------------------------------------------------------------------------------
            Change Corporation's Domicile: if reason for                        Against
            re-incorporation is to take advantage of protective
            statutes (anti-takeover)
            --------------------------------------------------------------------------------------
            Poison Pills: receive shareholder ratification                        For
            --------------------------------------------------------------------------------------
            Redemption/Ratification of Poison Pill                                For
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            SHAREHOLDERS' RIGHTS
            --------------------------------------------------------------------------------------
            --------------------------------------------------------------------------------------
            Confidential Voting by Shareholders                                   For
            --------------------------------------------------------------------------------------
            Dual-Class Share Structures                                         Against
            --------------------------------------------------------------------------------------
            Linked Proposals: with the objective of making one                  Against
            element of a proposal more acceptable
            --------------------------------------------------------------------------------------
            Blank Check Preferred Shares: authorization of, or an               Against
            increase in, blank check preferred shares
            --------------------------------------------------------------------------------------
            Supermajority Approval of Business Transactions:                    Against
            management seeks to increase the number of votes required
            on an issue above two-thirds of the outstanding shares
            --------------------------------------------------------------------------------------
            Increase in Authorized Shares: provided the amount                    For
            requested is necessary for sound business reasons
            --------------------------------------------------------------------------------------
            Shareholder Proposals                                            Case-by-Case
            --------------------------------------------------------------------------------------
            Stakeholder Proposals                                            Case-by-Case
            --------------------------------------------------------------------------------------
            Issuance of Previously Authorized Shares with Voting                Against
            Rights to be Determined by the Board without Prior
            Specific Shareholder Approval
            --------------------------------------------------------------------------------------
            "Fair Price" Provisions: Measures to limit ability to buy             For
            back shares from particular shareholder at
            higher-than-market prices
            --------------------------------------------------------------------------------------
            Preemptive Rights                                                     For
            --------------------------------------------------------------------------------------
            Actions altering Board/Shareholder Relationship Require               For
            Prior Shareholder Approval (including "anti-takeover"
            measures)
            --------------------------------------------------------------------------------------
            Allow Shareholder action by written consent                           For
            --------------------------------------------------------------------------------------
            Allow Shareholders to call Special Meetings                           For
            --------------------------------------------------------------------------------------

                                      B-10


            Social and Environmental Issues                            As recommended by Company
                                                                              Management
            --------------------------------------------------------------------------------------
            Reimbursing Proxy Solicitation Expenses                          Case-by-Case
            --------------------------------------------------------------------------------------

            --------------------------------------------------------------------------------------

                        BRANDYWINE ASSET MANAGEMENT, LLC

                       Proxy Voting and Corporate Actions

Policy:



Brandywine has a responsibility to its clients for voting proxies for portfolio securities consistent with the best economic interests of its clients. Brandywine maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. The policy and practice includes the fact that the firm has a responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.


Background:



Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.


Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility:


Compliance has the responsibility for the implementation and monitoring of the firm's proxy voting policy, practices, disclosures and record keeping, including outlining voting guidelines in the procedures.



Procedures:


Brandywine has implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and the Investment Advisers Act of 1940 ("Advisers Act"). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents.

In exercising its voting authority, Brandywine will not consult or enter into agreements with officers, directors or employees of its parent, Legg Mason Inc., or any of its affiliates, regarding the voting of any securities owned by its clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Brandywine's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Brandywine believes appropriate).

Voting Authority

o Brandywine shall assume the responsibility and authority with respect to the voting of proxies for all client accounts, unless such responsibility and authority expressly have been delegated to others or reserved to the trustee or other named fiduciary of a client account. In no event will Brandywine's authority to vote proxies obligate it to undertake any shareholder activism on behalf of any client.

o Brandywine's clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

o Brandywine's Legal and Compliance Department is responsible for overseeing the proxy voting process. The gathering and voting of proxies is coordinated through the Administrative Department and Brandywine maintains internal procedures to govern the processing of proxies, including handling client requests and monitoring for potential material conflicts. Research analysts, corporate action specialists and portfolio managers, otherwise referred to as voting persons, are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

o Brandywine will not decline to vote proxies except in extraordinary circumstances, nor will Brandywine accept direction from others with regard to the voting of proxies. Brandywine will take the investment guidelines of an account into consideration in deciding how to vote on a particular issue.

o Brandywine may vote proxies related to the same security differently for each client.

o Brandywine seeks to identify any material conflicts that may arise between the interests of Brandywine and its clients in accordance with the following procedures. Except for extraordinary circumstances, in any such instance, the material conflict will be resolved by either excluding any conflicted person from the voting process or by voting in accordance with the recommendation of Institutional Shareholder Services (ISS), an independent third party.

o All relevant proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed may include whether Brandywine manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer; whether Brandywine, one of its officers or directors or any voting person is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent; whether there is any other material business or personal relationship which may create an interest in the outcome of the matter on the part of a voting person; or whether an affiliate of
     Brandywine's has a conflict as described above which is known to Brandywine's voting persons. Conflicts of this nature will be considered material. If the conflict pertains to an individual voting person that person will exclude him- or herself from the vote determination process in order to shield the Brandywine and other voting persons from the conflict, provided the compliance department believes that the other voting persons can determine a vote completely separate from the conflicted voting person. If the conflict cannot be contained, the proxy is voted according to the recommendation of ISS. Any time a material conflict is encountered, Brandywine will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

Voting Guidelines

o Proxies will not be voted without an analysis of the underlying issues involved.

o Brandywine's proxy voting policy at all times shall be directed toward maximizing the value of the assets of managed accounts, for the benefit of the accounts' ultimate owners/beneficiaries.


o Any item on a proxy, which would tend to inhibit the realization of maximum value, may receive a negative vote from Brandywine. Examples of such items would be staggered terms for directors, restrictions against cumulative voting, and establishment of different classes of stock, excessive compensation, poor stewardship, or any activity, which could be viewed as a "poison pill" maneuver.

o On other matters specific to a company, such as the election of directors, the appointment of auditors, granting of options, repricing of options, mergers and other material issues, a decision shall be made in conjunction with the primary analyst responsible for overseeing that company, consistent with the policy of maximizing value.


Voting Records & Client Notification

o A complete record and file of all votes cast shall be maintained by Brandywine for the period prescribed by the Securities Exchange Commission. Brandywine will similarly maintain copies of policies and procedures, proxy booklets, copies of any documents created by Brandywine that were material to making a decision how to vote proxies and a log of proxy requests and responses.

              A proxy log shall be maintained by Brandywine that includes the issuer name, exchange ticker symbol, CUSIP number, shareholder meeting date, brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, record of how the vote was cast, and whether the vote was cast for or against the recommendation of the issuer's management team.

o Clients may obtain information with regard to the manner in which their proxies were voted, as well as detailed policies and procedures by contacting Brandywine, Three Christina Centre, 201 N. Walnut Street, Suite 1200, Wilmington, Delaware 19801, attention: Proxy administrator.


In addition, a description of these Policies shall be provided to new clients prior to the inception of their account, simultaneous with the provision of Brandywine's Disclosure Brochure whenever possible.





Administration of Proxies
o At the inception of a new account over which Brandywine has domestic proxy voting authority:

o New client information is entered onto the appropriate "Proxy System" (ProxyEdge (ADP) for domestic securities and ISS for global securities).

o Custodians are notified by the Client that proxies should be forwarded to Brandywine.

o Those proxies that arrive in the Mail Room are sorted and forwarded to a Proxy Administrator.

o Proxies are placed in date order into pending vote proxy files by a Proxy Administrator.

o Proxies are cross-referenced against the Alert List (discussed under Identifying Potential Conflicts).

o Proxies are then distributed to either the appropriate investment team, or, in those instances where a proxy matches an Alert List entry, to the Legal and Compliance Department.

o In the event that no material conflict exists, the following procedures apply:

o The voting person's initials are entered onto the Proxy System's tickler file in the analyst block.(2)

o Ballots are voted by a voting person and are returned to a Proxy Administrator for processing on the Proxy System.

o If a material conflict exists, a Proxy Administrator will obtain a copy of the Institutional Shareholder Services recommendation, which will be attached to the ballot.

o The voting person will then either (i) complete the Proxy System ballot in accordance with the attached recommendation; or (ii) exclude themselves in writing from voting the proxy.

o A Proxy Administrator will redirect the proxy to another voting person in instances where an exclusion has occurred.

o Where applicable, a Proxy Administrator will verify that the ballot was in fact voted in accordance with the ISS recommendation before entering it onto the Proxy System.

o The proxy booklets and Proxy System ballots are subjected to an approval process by a Proxy Administrator(1).

o During the approval process, ballot shares are matched against holdings shares(1).

o Discrepancies are researched through Brandywine's internal data warehouse and custodian banks are contacted where necessary to reconcile share amounts.

o Brandywine personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above could be completed before the applicable deadline for returning proxy votes.

o Any pending unvoted meetings are reviewed and monitored on a daily basis by Proxy Administrators.

o    All voting records are maintained within the Proxy Systems.

o Proxy booklets and all additional information (including copies of any documents created by Brandywine that were material to making a decision how to vote proxies) are filed.

Administration of Client Requests

o All client requests for proxy information (both written and oral), including but not limited to voting records and requests for detailed Policies and Procedures, are referred to a Proxy Administrator.

o All requests are entered onto a Proxy Request Log maintained by a Proxy Administrator. Information on the log includes the date of the request, the content of the request and the date of the response by Brandywine.

o The Proxy Administrator works in conjunction with the Client Service Department to respond to all requests in writing.

o Copies of all written requests and responses thereto, including voting record reports, are maintained in a separate Proxy Request file.

Identifying Potential Conflict of interest

Personal Conflicts

o Each voting person must certify in writing at the beginning of each proxy season that he or she will notify the Legal and Compliance Department of:

1. any potential personal conflict with regard to a specific proxy; and

2. any potential conflict of which they become aware relating to another voting person.

o Potential conflicts should be interpreted broadly in order to capture instances where a conflict of interest could be perceived to exist by a third party. An objective `reasonableness' standard should be applied as opposed to a subjective determination that the individual is not in fact conflicted.
_________________
(2) This step applies only to the ADP system for domestic proxies.

o The following are examples of potential personal conflicts which are extracted from the SEC's Final Rule(3):

o The adviser may also have business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships. For example, an executive of the adviser may have a spouse or other close relative that serves as a director or executive of a company.

o Any Board positions held on a publicly traded company by a voting person (as evidenced by their most recent Code of Ethics Certification) will be examined on a case-by-case basis as proxy votes arise in that security.

o A list of potentially conflicted securities ("Alert List") will be provided to the Proxy Administrators, who will cross-reference proxy votes as they arise.

o Any proxies matching securities on the Alert List will be referred to the Legal and Compliance Department for an assessment of the materiality of the conflict.


Professional Conflicts

o In order to identify instances where a professional association could be perceived as a conflict of interest between Brandywine and a client for purposes of proxy voting, the following procedures will be followed:
o The names of all clients who are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period will be added to the Alert List.
o The names of all significant prospects who are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period will be added to the Alert List.
o The Alert List will be cross-referenced by the Proxy Administrators against proxies on a day-to-day basis.





___________________
(3) 17 CFR Part 275 [Release No. IA-2106; File No. S7-38-02], RIN 3235-AI65

                                 BARTLETT & CO.
                       PROXY VOTING POLICY AND PROCEDURES

Voting Authority:

o Bartlett & Co. ("Bartlett") shall assume the responsibility and authority with respect to the voting of proxies for all client accounts, unless such responsibility and authority to vote proxies has been expressly retained by the client. This authority is outlined in the investment management agreements and if the agreement is silent, Bartlett assumes responsibility.

Voting Procedures:

o All proxy related materials, either electronically or via hard copy, are delivered to Bartlett's Proxy Coordinator ("Proxy Coordinator"). The Proxy Coordinator shall ensure that all relevant information is recorded in the firm's records.

o The Proxy Coordinator shall verify all accounts for which Bartlett has proxy voting authority that held the security on record date. The Proxy Coordinator shall coordinate communication with custodians to ensure receipt of all relevant proxies.

o The Proxy Coordinator will organize the proxy materials for voting. If the security is followed by the Bartlett Research Department, the proxy will be delivered to the Chief Investment Officer or Assigned Analyst. If the security is not followed in our equity research process, the proxy is forwarded to the Portfolio Manager holding the most shares of the security.

o The Proxy Coordinator shall obtain voting instructions from the designated person and submit the proxy vote and ensure that the relevant information is recorded in the firm's records.

o Proxies will not be voted without an analysis of the underlying issues involved.

o Bartlett's proxy voting policy at all times shall be directed toward maximizing the value of the client's investment as an owner.

o Bartlett generally votes against any proposal that is likely to dilute the value of an issuer's common stock. Examples of such items would be restrictions against cumulative voting, establishment of different classes of stock, or any activity that could be viewed as a "poison pill" maneuver.

o On other matters specific to a company, such as election of directors, appointment of auditors, granting and repricing of options, mergers and other material issues, a decision shall be made in conjunction with the primary analyst responsible for evaluating that company, consistent with the policy of maximizing value. Bartlett evaluates company management before deciding to own a security and gives weight to management recommendations on material issues with the goal of maximizing shareholder value over the long term.

o The same security will be voted identically across all similarly situated client accounts.

Voting Records and Client Notification:

o A complete record and file of all votes cast shall be maintained by Bartlett.

o Clients will be provided a copy of these policies and procedures upon request. A description of this Policy and Procedures shall be provided to new clients prior to the inception of their account. In addition, upon request, clients may receive reports on how their proxies have been voted.

o Bartlett maintains records of proxies voted pursuant to applicable rules and regulations under the Investment Advisers Act of 1940, the Investment Company Act of 1940, and ERISA DOL Bulletin 94-2. These records include:

a)            A copy of Bartlett's policies and procedures.

b)            Copies of proxy statements received regarding client securities.

c) A copy of any document created by Bartlett that was material to making a decision how to vote proxies.

d) Each written client request for proxy voting records and Bartlett's written response to both verbal and written client requests.

e)            A proxy log including:

1.   Issuer name;
2.   Exchange ticker symbol of the issuer's shares to be voted;
3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;
4.   The shareholder meeting date;
5.   A brief identification of the matter voted on;
6. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
7.   Whether a vote was cast on the matter;
8.   A record of how the vote was cast; and
9. Whether the vote was cast for or against the recommendation of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Bartlett's offices.

Identifying Potential Conflicts:

o Each person responsible for determining the voting of proxies must certify in writing at the beginning of each proxy season that he or she will notify the Compliance Officer of any potential conflict of the firm or its affiliates (if known to the person) with a specific proxy.

o If the Chief Investment Officer believes that there is any potential material conflict of interest for the firm on a particular proxy vote, it is to be turned over to the Investment Oversight Committee ("IOC") for the voting decision.

o The IOC is Bartlett's investment review committee comprised of senior management of the firm charged with ensuring the investment integrity of the firm's investment process and adherence to client's investment policy statements.

Assessing the Materiality of a Potential Conflict:

o All proxies are reviewed by the Compliance Officer for material conflicts of interest. Issues to be reviewed include, but are not limited to:

a) Whether the adviser manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

b) Whether the adviser, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

c) Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

d)            Whether an affiliate of the adviser has a conflict as described in
              (a)-(c) above and such conflict is known to the adviser's Voting Persons.

o All of the conflicts noted above will be deemed material. If the conflict resides with an individual Voting Person, that person should exclude him-or herself from the vote determination process in order to shield Bartlett and the other Voting Persons from the conflict, provided the Chief Investment Officer believes that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote should be passed on to the IOC, or if the IOC or Bartlett cannot be walled of, a neutral party such as a third-party service provider or to the client directly. Any time a material conflict is encountered, Bartlett will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

Voting Procedures When Bartlett Utilizes a Third Party Proxy Service:

o If a client instructs Bartlett to utilize a third party proxy service, the Proxy Solicitor will ensure that the proxy service receives updated holdings for the relevant accounts. The Proxy Coordinator will also ensure that the proxy service delivers its recommendations on a timely basis and that such information is provided to the person(s) responsible for the particular vote. After the Chief Investment Officer authorizes the proxy service to vote, the Proxy Coordinator will maintain records of the proxy service recommendations and voting reports.

                            BARRETT ASSOCIATES, INC.

                                  PROXY VOTING

                                   Background

As outlined in the Investment Management Agreement, Barrett Associates shall assume no responsibility for, and Barrett shall be expressly precluded from, voting proxies for securities held in client accounts. Barrett will instruct client custodians to mail proxy material directly to clients. Notwithstanding the foregoing, clients may instruct Barrett to vote proxies by executing a Proxy Voting Form, an attachment to the Investment Management Agreement.

Barrett has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). If authority to vote proxies is established by the client by executing the Proxy Voting Form- Exhibit C of the Investment Management Agreement, our proxy voting guidelines have been tailored to reflect this specific contractual obligation. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Barrett Associates will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Barrett Associates Inc.) regarding the voting of any securities owned by its clients.


                                     Policy

Barrett Associates' proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of clients for whom we have voting authority. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Barrett Associates' contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Barrett Associates deems appropriate).


                                   Procedures

Responsibility and Oversight

The Barrett Associates proxy voting committee (the "Proxy Committee") is responsible for administering and overseeing the proxy voting process. Barrett's proxy coordinator (the Proxy Coordinator") coordinates the gathering of proxies. The chairman of the Proxy Committee is responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

If the client has executed a Proxy Voting Form or if the account represents assets of an ERISA plan and Barrett has not received written instruction from the client that precludes the firm from voting proxies, Barrett will assume responsibility for proxy voting. The Portfolio Accounting Administrator maintains a matrix of proxy voting authority and will regularly provide the Proxy Coordinator with the most current information.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to the Proxy Coordinator. Proxy Recipients of existing clients will be reminded of the appropriate routing to the Proxy Coordinator for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Barrett Associates becomes aware that the applicable Proxy Recipient for an existing client has changed) are notified at start-up of appropriate routing to the Proxy Coordinator of proxy materials received and also reminded of their responsibility to forward all proxy materials on a timely basis. If Barrett Associates personnel other than the Proxy Coordinator receive proxy materials, they should promptly forward the materials to the Proxy Coordinator.

Proxy Voting

Once proxy materials are received, the Proxy Coordinator will initiate the following actions:

        a.      Proxies are reviewed to determine accounts impacted.

        b. Impacted accounts are checked to confirm Barrett Associates voting authority. The Portfolio Accounting Manager will provide the Proxy Coordinator with the most current information.

        c. The Chairman of the Proxy Committee reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

        d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Barrett Associates obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Barrett Associates seeks voting instructions from an independent third party.

        e. The Chairman of the Proxy Committee determines votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Barrett Associates may vote the same proxy differently for different clients. The Chairman of the Proxy Committee's basis for decision is documented and maintained by the Proxy Coordinator.

        f. The Proxy Coordinator votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Barrett Associates personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.


Recordkeeping

Barrett Associates maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

A copy of Barrett Associates' policies and procedures.

Copies of proxy statements received regarding client securities.

A copy of any document created by Barrett Associates that was material to making a decision how to vote proxies.

Each written client request for proxy voting records and Barrett Associates' written response to both verbal and written client requests.

A proxy log including:
                  1.  Issuer name;
                  2.  Exchange ticker symbol of the issuer's shares to be voted;
                  3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;
                  4.   A brief identification of the matter voted on;
                  5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
                  6.   Whether a vote was cast on the matter;
                  7.   A record of how the vote was cast; and
                  8. Whether the vote was cast for or against the recommendation of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Barrett Associates' offices.


Disclosure

Barrett Associates' proxy policies are described in the firm's Part II of Form ADV. Barrett Associates will deliver a copy of Barrett Associates' Proxy Policy to all existing clients. New Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Chairman of the Proxy Committee for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Barrett (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Barrett, or an officer or director of Barrett, or a member of the Proxy Committee - those responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Barrett Associates' substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the Chairman of the Proxy Committee. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.       Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Barrett Associates generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

         1. Matters relating to the Board of Directors

Barrett Associates votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

Votes are cast on a case-by-case basis in contested elections of directors.


         2.  Matters relating to Executive Compensation

Barrett Associates generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

Except where the firm is otherwise withholding votes for the entire board of directors, Barrett Associates votes for stock option plans that will result in a minimal annual dilution.
..
Barrett Associates votes against stock option plans or proposals that permit replacing or repricing of underwater options.

Barrett Associates usually votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

Except where the firm is otherwise withholding votes for the entire board of directors, Barrett Associates votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

         3. Matters relating to Capitalization

The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Barrett Associates votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Barrett Associates is otherwise withholding votes for the entire board of directors.

Barrett Associates votes for proposals relating to the authorization of additional common stock.

Barrett Associates votes for proposals to effect stock splits (excluding reverse stock splits).

Barrett Associates votes for proposals authorizing share repurchase programs.

         4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Barrett Associates votes these issues on a case-by-case basis on board-approved transactions.

         5. Matters relating to Anti-Takeover Measures

Barrett Associates votes against board-approved proposals to adopt anti-takeover measures except as follows:

Barrett Associates votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

Barrett Associates votes on a case-by-case basis on proposals to adopt fair price provisions.

         6.  Other Business Matters

Barrett Associates votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

Barrett Associates votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

Barrett Associates votes against authorization to transact other unidentified, substantive business at the meeting.

II.      Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Barrett Associates votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

Barrett Associates votes for shareholder proposals to require shareholder approval of shareholder rights plans.

Barrett Associates votes for shareholder proposals that are consistent with Barrett Associates's proxy voting guidelines for board-approved proposals.

Barrett Associates votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.     Voting Shares of Investment Companies

Barrett Associates may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

Barrett Associates votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

Barrett Associates votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.      Voting Shares of Foreign Issuers

In the event Barrett Associates is required to vote on securities held in foreign issuers - i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

Barrett Associates votes for shareholder proposals calling for a majority of the directors to be independent of management.

Barrett Associates votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

Barrett Associates votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Barrett Associates votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.


Voting Procedures When Barrett Utilizes a Third Party Proxy Service

         If Barrett is utilizing a third party proxy service in connection with certain client accounts, the Proxy Coordinator will ensure that the proxy service receives updated holdings for the affected accounts. The Proxy Coordinator will also ensure that the proxy service delivers its recommendations on a timely basis and that such information is provided to the Proxy Voting Chairman. After the Proxy Voting Chairman authorizes the proxy service to vote, the Proxy Coordinator will maintain records of the proxy service recommendations and voting reports.

Corporate Actions

         All corporate action related material will be delivered to Barrett's corporate action coordinator (the "Corporate Action Coordinator"), who will pay strict attention to any pending corporate actions that may be undertaken by, or with respect to, the issuers of securities held in client accounts. When the Corporate Action Coordinator receives notice of a pending corporate action, she will be responsible for coordinating with the Proxy Voting Chairman to determine the firm's desired course of action and communicating the firm's instructions to the custodian in a timely manner.

         The Corporate Action Coordinator will also keep accurate records of each corporate action and the steps that were taken by the firm in a corporate actions log.

                        Legg Mason Investors Trust, Inc.

Part C.           Other Information

Item 23. Exhibits

 (a)     (i)      Articles of Incorporation filed May 5, 1993 (3)
         (ii)     Articles Supplementary filed August 1, 1994 (3)
         (iii)    Articles Supplementary filed May 15, 1996 (3)
         (iv)     Articles Supplementary filed March 17, 1998 (4)
         (v)      Articles of Amendment filed June 30, 1999 (6)
         (vi)     Articles of Amendment filed November 17, 2000 (8)
         (vii)    Articles of Amendment filed April 25, 2001 (10)
         (viii)   Articles Supplementary filed May 27, 2004 (19)
         (ix)     Articles of Amendment filed May 27, 2004 (19)

(b)     Amended and Restated Bylaws (15)

(c) Instruments defining the rights of security holders with respect to American Leading Companies Trust, Balanced Trust, U.S. Small-Capitalization Value Trust, and Financial Services Fund are contained in the Articles of Incorporation, with subsequent amendments filed thereto, and in the Amended and Restated Bylaws, which are incorporated by reference as specified in Exhibits (a) and (b) to Item 23 of Part C herein.

(d)      (i)      Investment Advisory and Management Agreement - American
                  Leading Companies Trust (9)
         (ii)     Investment Advisory Agreement - Balanced Trust (3)
         (iii)    Sub-Administration Agreement - American Leading Companies
                  Trust (9)
         (iv)     Management Agreement - Balanced Trust (3)
         (v)      Investment Advisory Agreement - U.S. Small-Cap Value Trust (5)
         (vi)     Management Agreement - U.S. Small-Cap Value Trust (5)
         (vii)    Investment Advisory and Administration Agreement - Financial
                  Services Fund  (7)
         (viii)   Sub-Advisory Agreement - Financial Services Fund  (7)
         (ix)     Inter-Affiliate Transfer Agreement - Financial Services Fund
                  (19)

(e)      (i)      Underwriting Agreement - American Leading Companies Trust (2)
         (ii)     Underwriting Agreement - Balanced Trust (2)
         (iii)    Underwriting Agreement - U.S. Small-Cap Value Trust (5)
(iv)     Underwriting Agreement - Financial Services Fund (7)
(v)      Amendment to Underwriting Agreement (16)

(f)      Bonus, profit sharing or pension plans - none

(g)      (i)      Custodian agreement (1)
         (ii)     Amendment to Custodian Contract dated July 1, 2001 (12)

(h)      (i)      Transfer Agency and Service Agreement (1)
         (ii)     Amendment to Transfer Agency and Service Agreement dated
                  November 1, 2001 (13)
         (iii)    Delegation Amendment to Transfer Agency and Service Agreement
                  (16)
         (iv)     Amendment and Restatement of Credit Agreement dated March 15,
                  2002 (11)
         (v)      First Amendment to Amendment and Restatement of Credit
                  Agreement dated March 14, 2003 (14)
         (vi)     Second Amendment to Amendment and Restatement of Credit
                  Agreement dated March 12, 2004 (18)

(i)     Legal opinion and consent of counsel - to be filed

(j)     Auditor's consent - to be filed

(k)     Financial statements omitted from Item 22 - none

(l)     Agreement for providing initial capital (3)

(m)      (i)      Amended Plan pursuant to Rule 12b-1 - American Leading
                  Companies Trust (2)
         (ii)     Plan pursuant to Rule 12b-1 - Balanced Trust (2)
         (iii)    Plan pursuant to Rule 12b-1 - U.S. Small-Cap Value Trust (5)
         (iv)     Plan pursuant to Rule 12b-1 - Financial Services Fund Class A shares (7)
         (v)      Plan pursuant to Rule 12b-1 - Financial Services Fund Primary
                  Class shares (7)
         (vi)     Plan pursuant to Rule 12b-1 - Balanced Trust Financial
                  Intermediary Class shares (8)
         (vii)    Plan pursuant to Rule 12b-1 - American Leading Companies Trust
                  Financial Intermediary Class shares (10)
         (viii)   Plan pursuant to Rule 12b-1 - U.S. Small-Cap Value Trust
                  Financial Intermediary Class shares (10)
         (ix)     Plan pursuant to Rule 12b-1 - Financial Services Fund
                  Financial Intermediary Class shares (10)
         (x)      Plan pursuant to Rule 12b-1 - American Leading Companies Trust
                  Signature Class shares - filed herewith
         (xi)     Plan pursuant to Rule 12b-1 - U.S. Small-Cap Value Trust
                  Signature Class shares - filed herewith

(n)      (i)      Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 -
                  American Leading Companies Trust - filed herewith
         (ii)     Amended Multiple Class Plan Pursuant to Rule 18f-3 - Balanced
                  Trust (17)
         (iii)    Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 -
                  Small-Cap Value Trust - filed herewith
         (iv)     Amended Multiple Class Plan Pursuant to Rule 18f-3 - Financial
                  Services Fund (17)

(p) Code of Ethics for the funds, their investment advisers, and their principal underwriter
         (i) Legg Mason Funds, Legg Mason Wood Walker, Incorporated and Barrett Associates, Inc. (20)
         (ii)     Bartlett & Co. (20)
         (iii)    Brandywine Asset Management, LLC (21)
         (iv)     Legg Mason Capital Management, Inc. (22)

(1) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 17, 1996.

(2) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 5 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 31, 1996.

(3) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed January 31, 1997.

(4) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed March 18, 1998.

(5) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 29, 1998.

(6) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 2, 1999.

(7) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 25, 2000.

(8) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed January 19, 2001.

(9) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 10, 2001.

(10) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 2, 2001.

(11) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(12) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 11, 2002.

(13) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(14) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No 35 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(15) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 29, 2003.

(16) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003.

(17) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed July 18, 2003.

(18) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 21, 2004.

(19) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.

(20) Incorporated by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.

(21) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed December 30, 2004.

(22) Incorporated   herein  by  reference  to  the   corresponding   Exhibit  of
     Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 33-88715, filed April 29, 2005.

Item 24.      Persons Controlled By or Under Common Control with Registrant

              None

Item 25.      Indemnification

Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Manager and Investment Adviser


(a) Legg Mason Capital Management, Inc. ("LMCM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain                       Director, LMCM
                                    Manager, Brandywine
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Nova Scotia
                                    Vice President and Director, BMML
                                    Director, LMFM
                                    Director, Barrett
                                    Director, Bartlett
                                    Director, Berkshire
                                    Director, Focus
                                    Director, Gray Seifert
                                    Director, Howard Weil
                                    Director, LMRES
                                    Director, LMCRES
                                    Director, LM Funding
                                    Director, Legg Mason Limited
                                    Director, LM Properties
                                    Director, LMRG
                                    Director, LM Tower
                                    Director, PCM I
                                    Director, PCM II


                                    Manager, Royce
                                    Director, WAM
                                    Director, WAMCL

Charles J. Daley, Jr.               Treasurer, LMCM
                                    Treasurer, LMFM
                                    Delegation of Authority, LMM
                                    Senior Vice President and Treasurer, Legg Mason, Inc.
                                    Senior Vice President, CFO and Treasurer, LMWW
                                    Treasurer, AMTS
                                    Treasurer, BMML
                                    Vice President and Treasurer, LMCRES
                                    Treasurer, LMFunds


                                    Treasurer, LM Funding
                                    Treasurer, Focus
                                    Treasurer, LMFS
                                    Treasurer, LMIA
                                    Treasurer, Legg Mason Limited
                                    Treasurer, LMMCC
                                    President and Director, LM Properties
                                    Treasurer, LMREI
                                    Treasurer,LMRESA
                                    Treasurer, LMRES
                                    Vice President and Treasurer, LMRC
                                    Treasurer, LMRG
                                    Treasurer, LM Tower
                                    Treasurer, LM Falcon
                                    Vice President and Treasurer, LMRC II, Inc.

Mark R. Fetting                     Director, LMCM
                                    Director, LMFM
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    President, Chairman and Director, LMFA
                                    Director, Focus
                                    Director, LMFunds
                                    Manager, Royce

Robert G. Hagstrom, Jr.             Senior Vice President, LMCM
                                    Senior Vice President, LMFM
                                    President, Chief Investment Officer and Director, Focus

Raymond A. Mason                    Director, LMCM
                                    Director, LMFM
                                    Chairman, President, CEO and Director, Legg Mason, Inc.
                                    President and Director, Nova Scotia
                                    President, BMML
                                    Director, LM Tower
                                    Director, LM Holdings
                                    Director, PCM I
                                    Director, PCM II
                                    Manager, Royce
                                    Director, WAMCL

Thomas C. Merchant                  Secretary, LMCM
                                    Secretary, LMFM
                                    Assistant Secretary, Brandywine
                                    Vice President, Deputy General Counsel and Assistant
                                        Secretary, Legg Mason, Inc.


                                    Vice President and Asst Secretary, LMWW
                                    Secretary, AMTS
                                    Secretary, Barrett
                                    Assistant Secretary, Bartlett
                                    Assistant Secretary, BRE
                                    Secretary, BMML
                                    Assistant Secretary, BRE Group
                                    Secretary, LMCRES
                                    Secretary, LMFS
                                    Secretary, LMFunds
                                    Vice President and Secretary, LM Funding
                                    Assistant Secretary, LMIA
                                    Assistant Secretary, LMMCC


                                    Secretary, LM Properties
                                    Secretary, LMREI
                                    Assistant Secretary, Berkshire
                                    Assistant Secretary, Focus
                                    Secretary, LMRESA
                                    Assistant Secretary, LMRC
                                    Assistant Secretary, LMRG
                                    Assistant Secretary, LMRP
                                    Assistant Secretary, LM Tower
                                    Secretary, LM Falcon
                                    Assistant Secretary, LMRC II


William H. Miller III               CEO, CIO and Director, LMCM
                                    CEO, CIO and Director, LMFM
                                    Managing Member, LMM

Jennifer W. Murphy                  Senior Vice President, CFO and Director, LMCM
                                    COO, LMM

Timothy C. Scheve                   Director, LMCM
                                    Director, LMFM
                                    Director, LMTrust
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Chief Executive Officer, President and Director, LMWW
                                    Director, Howard Weil
                                    Director, LMFunds
                                    Director, LM Holdings

(b)      Legg Mason Fund Adviser,  Inc.  ("LMFA") is an  investment  adviser  registered  with the  Securities  and
Exchange  Commission  under the  Investment  Advisers Act of 1940.  The  following  is a list of other  substantial business  activities  in which  directors,  officers or partners of LMFA have been  engaged as  director,  officer, employee, partner, or trustee.

Deepak Chowdhury                    Vice President and Director, LMFA
                                    Senior Vice President, Legg Mason, Inc.
                                    Senior Vice President, LMWW
                                    Director, LMTrust
                                    Director, Barrett
                                    Director, Bartlett
                                    Director, Batterymarch
                                    Director, Berkshire
                                    Director, Focus
                                    Director, LMAM


                                    Director, LM Holdings
                                    Director, PCM I
                                    Director, PCM II

Mark R. Fetting                     President, Chairman and Director, LMFA
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Focus
                                    Director, LMCM
                                    Director, LMFM
                                    Director, LMFunds
                                    Manager, Royce

Gregory T. Merz                     Vice President and Secretary, LMFA
                                    Vice President and Deputy General Counsel, Legg Mason, Inc.

Edward A. Taber III                 Director, LMFA
                                    Executive Vice President, Legg Mason, Inc.
                                    Director, Batterymarch
                                    Manager, Brandywine
                                    Director, LMREI
                                    Vice President and Director, Nova Scotia
                                    Director, LMAM
                                    Director, LMRESA
                                    Director, LM Holdings
                                    Director, WAM
                                    Director, WAMCL

(c)      Bartlett  & Co.  ("Bartlett")  is an  investment  adviser  registered  with the  Securities  and  Exchange
Commission  under the  Investment  Advisers  Act of 1940.  The  following is a list of other  substantial  business activities in which directors,  officers or partners of Bartlett have been engaged as director,  officer, employee, partner, or trustee.

Peter L. Bain                       Director, Bartlett
                                    Director, LMFM
                                    Manager, Brandywine
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Nova Scotia
                                    Vice President and Director, BMML
                                    Director, LMCM
                                    Director, Barrett
                                    Director, Berkshire
                                    Director, Focus
                                    Director, Gray Seifert
                                    Director, Howard Weil
                                    Director, LMRES
                                    Director, LMCRES
                                    Director, LM Funding
                                    Director, Legg Mason Limited
                                    Director, LM Properties
                                    Director, LMRG
                                    Director, LM Tower
                                    Director, PCM I
                                    Director, PCM II
                                    Manager, Royce
                                    Director, WAM
                                    Director, WAMCL


Deepak Chowdhury                    Director, Bartlett
                                    Vice President and Director, LMFA
                                    Senior Vice President, Legg Mason, Inc.
                                    Senior Vice President, LMWW
                                    Director, LMTrust
                                    Director, Barrett
                                    Director, Batterymarch
                                    Director, Berkshire
                                    Director, Focus
                                    Director, LMAM
                                    Director, LM Holdings
                                    Director, PCM I
                                    Director, PCM II


Thomas C. Merchant                  Assistant Secretary, Bartlett
                                    Secretary, LMFM
                                    Secretary, LMCM
                                    Assistant Secretary, Brandywine
                                    Vice President, Deputy General Counsel and Assistant
                                        Secretary, Legg Mason, Inc.
                                    Vice President and Asst Secretary, LMWW
                                    Secretary, AMTS
                                    Secretary, Barrett
                                    Assistant Secretary, BRE
                                    Secretary, BMML
                                    Assistant Secretary, BRE Group
                                    Secretary, LMCRES
                                    Secretary, LMFS
                                    Secretary, LMFunds
                                    Vice President and Secretary, LM Funding
                                    Assistant Secretary, LMIA
                                    Assistant Secretary, LMMCC
                                    Secretary, LM Properties
                                    Secretary, LMREI
                                    Assistant Secretary, Berkshire
                                    Assistant Secretary, Focus
                                    Secretary, LMRESA
                                    Assistant Secretary, LMRC
                                    Assistant Secretary, LMRG
                                    Assistant Secretary, LMRP
                                    Assistant Secretary, LM Tower
                                    Secretary, LM Falcon
                                    Assistant Secretary, LMRC II

James A. Miller                     President and Director, Bartlett
                                    Director, BRE
                                    Director, BRE Group

Thomas A. Steele                    Vice President, Secretary and Treasurer, Bartlett
                                    Vice President, Secretary and Treasurer, BRE
                                    Vice President, Secretary and Treasurer, BRE Group


(d)      Brandywine Asset Management,  LLC  ("Brandywine") is an investment  adviser registered with the Securities and Exchange  Commission  under the Investment  Advisers Act of 1940. The following is a list of other  substantial business  activities  in which  directors,  officers or  partners  of  Brandywine  have been  engaged as  director, officer, employee, partner, or trustee.

Peter L. Bain                       Manager, Brandywine
                                    Director, LMFM
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Nova Scotia
                                    Vice President and Director, BMML
                                    Director, LMCM
                                    Director, Barrett
                                    Director, Bartlett
                                    Director, Berkshire
                                    Director, Focus
                                    Director, Gray Seifert
                                    Director, Howard Weil
                                    Director, LMRES
                                    Director, LMCRES
                                    Director, LM Funding
                                    Director, Legg Mason Limited
                                    Director, LM Properties
                                    Director, LMRG
                                    Director, LM Tower
                                    Director, PCM I
                                    Director, PCM II
                                    Manager, Royce
                                    Director, WAM
                                    Director, WAMCL


Thomas C. Merchant                  Assistant Secretary, Brandywine
                                    Secretary, LMFM
                                    Secretary, LMCM
                                    Assistant Secretary, Bartlett
                                    Vice President, Deputy General Counsel and Assistant
                                        Secretary, Legg Mason, Inc.
                                    Vice President and Asst Secretary, LMWW
                                    Secretary, AMTS
                                    Secretary, Barrett
                                    Assistant Secretary, BRE
                                    Secretary, BMML
                                    Assistant Secretary, BRE Group
                                    Secretary, LMCRES
                                    Secretary, LMFS
                                    Secretary, LMFunds
                                    Vice President and Secretary, LM Funding
                                    Assistant Secretary, LMIA
                                    Assistant Secretary, LMMCC
                                    Secretary, LM Properties
                                    Secretary, LMREI
                                    Assistant Secretary, Berkshire
                                    Assistant Secretary, Focus
                                    Secretary, LMRESA
                                    Assistant Secretary, LMRC
                                    Assistant Secretary, LMRG
                                    Assistant Secretary, LMRP
                                    Assistant Secretary, LM Tower


                                    Secretary, LM Falcon
                                    Assistant Secretary, LMRC II

Robert F. Price                     Secretary, Brandywine
                                    Senior Vice President and Secretary, Legg Mason, Inc.
                                    Senior Vice President and Secretary, LMWW
                                    Secretary, Focus
                                    Secretary, LMRES

Edward A. Taber III                 Manager, Brandywine
                                    Director, LMFA
                                    Executive Vice President, Legg Mason, Inc.
                                    Director, Batterymarch
                                    Director, LMREI
                                    Vice President and Director, Nova Scotia
                                    Director, LMAM
                                    Director, LMRESA
                                    Director, LM Holdings
                                    Director, WAM
                                    Director, WAMCL

Larry J. Kassman                    Executive Vice President and Chief Administrative Officer, Brandywine
                                    Vice President, Treasurer and Director, Brandywine

(e)      Barrett  Associates,  Inc.  ("Barrett")  is an  investment  adviser  registered  with the  Securities  and
Exchange  Commission  under the  Investment  Advisers Act of 1940.  The  following  is a list of other  substantial business  activities in which  directors,  officers or partners of Barrett have been engaged as director,  officer, employee, partner, or trustee.

Peter L. Bain                       Director, Barrett
                                    Manager, Brandywine
                                    Director, LMFM
                                    Senior Executive Vice President, Legg Mason, Inc.
                                    Director, Nova Scotia
                                    Vice President and Director, BMML
                                    Director, LMCM
                                    Director, Bartlett
                                    Director, Berkshire
                                    Director, Focus
                                    Director, Gray Seifert
                                    Director, Howard Weil
                                    Director, LMRES
                                    Director, LMCRES
                                    Director, LM Funding
                                    Director, Legg Mason Limited
                                    Director, LM Properties
                                    Director, LMRG
                                    Director, LM Tower
                                    Director, PCM I
                                    Director, PCM II
                                    Manager, Royce
                                    Director, WAM
                                    Director, WAMCL

Deepak Chowdhury                    Director, Barrett
                                    Vice President and Director, LMFA
                                    Senior Vice President, Legg Mason, Inc.
                                    Senior Vice President, LMWW


                                    Director, LMTrust
                                    Director, Bartlett
                                    Director, Batterymarch
                                    Director, Berkshire
                                    Director, Focus
                                    Director, LMAM
                                    Director, LM Holdings
                                    Director, PCM I
                                    Director, PCM II


Thomas C. Merchant                  Secretary, Barrett
                                    Assistant Secretary, Brandywine
                                    Secretary, LMFM
                                    Secretary, LMCM
                                    Assistant Secretary, Bartlett
                                    Vice President, Deputy General Counsel and Assistant
                                        Secretary, Legg Mason, Inc.
                                    Vice President and Asst Secretary, LMWW
                                    Secretary, AMTS
                                    Assistant Secretary, BRE
                                    Secretary, BMML
                                    Assistant Secretary, BRE Group
                                    Secretary, LMCRES
                                    Secretary, LMFS
                                    Secretary, LMFunds
                                    Vice President and Secretary, LM Funding
                                    Assistant Secretary, LMIA
                                    Assistant Secretary, LMMCC
                                    Secretary, LM Properties
                                    Secretary, LMREI
                                    Assistant Secretary, Berkshire
                                    Assistant Secretary, Focus
                                    Secretary, LMRESA
                                    Assistant Secretary, LMRC
                                    Assistant Secretary, LMRG
                                    Assistant Secretary, LMRP
                                    Assistant Secretary, LM Tower
                                    Secretary, LM Falcon
                                    Assistant Secretary, LMRC II

Christopher J. Elliman              Director, Barrett
                                    Director, Gray Seifert

Emilia A. LaGuardia                 Senior Vice President, Barrett
                                    Senior Vice President and Co-Investment Officer, Barrett


Addresses for Items 26(a), (b), (c), (d) and (e):

(3040692) Nova Scotia Company ("Nova Scotia")
1959 Upper Water Street
P.O. Box 997
Halifax, Nova Scotia B35 2X2

Asset Management Technology Solutions, Inc. ("AMTS")
100 Light Street
Baltimore, MD 21202

Barrett Associates, Inc. ("Barrett")
90 Park Avenue
New York, New York  10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Bartlett Real Estate, Inc. ("BRE")
36 East Fourth Street
Cincinnati, OH 45202

BMML, Inc. ("BMML")
100 Light Street
Baltimore, MD 21202

Berkshire Asset Management, Inc. ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

BRE Group, Inc. ("BRE Group")
36 East Fourth Street
Cincinnati, OH 45202

Gray, Seifert & Company LLC  ("Gray Seifert")
100 Light Street
Baltimore, MD 21202

Howard Weil Incorporated ("Howard Weil")
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Commercial Real Estate Services, Inc. ("LMCRES")
100 Light Street
Baltimore, MD 21202

Legg Mason Financial Services, Inc.  ("LMFS")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
Two Town Center, Suite 200
Bryn Mawr, PA  19010

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Funding Corp. ("LM Funding")
9 East Loockerman Street
Suite 1B
Dover, DE 19901

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Insurance Agency, Inc. ("LMIA")
100 Light Street
Baltimore, MD 21202

Legg Mason Limited
90 Basinghall Street
London EC 2V 5AY

Legg Mason Mortgage Capital Corporation ("LMMCC")
100 Light Street
Baltimore, MD 21202

Legg Mason Properties, Inc. ("LM Properties")
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc. ("LMREI")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. ("LMRESA")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. ("LMRES")
Mellon Bank Center
1735 Market Street
Philadelphia, PA 19103

Legg Mason Realty Capital, Inc. ("LMRC")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Group, Inc. ("LMRG")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. ("LMRP")
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Falcon Investment Strategies, Inc. ("LM Falcon")
100 Light Street
Baltimore, MD 21202

LM Fund Services, Inc. ("LMFunds")
100 Light Street
Baltimore, MD 21202

LM Holdings, Limited ("LM Holdings)
155 Bishopsgate
London EC2M 3TY England

LMRC II, Inc.
100 Light Street
Baltimore, MD 21202

LMM LLC ("LMM")
100 Light Street
Baltimore, MD  21202

PCM Holdings I, Inc. ("PCM I")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC ("PCM II")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Royce & Associates, LLC ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England


Item 27.      Principal Underwriters

(a)      Legg Mason Cash Reserve Trust
         Legg Mason Income Trust, Inc.

         Legg Mason Tax-Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Growth Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Value Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         Legg Mason Investment Trust, Inc.
         Legg Mason Charles Street Trust, Inc.
         Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal                  Position and Offices                   Positions and Offices
Business Address*                   with Underwriter - LMWW                with Registrant
------------------------------------------------------------------------------------------------

James W. Brinkley                   Chairman of the Board                       None
                                        and Director

Timothy C. Scheve                   Chief Executive Officer,                    None
                                        President and Director

Richard J. Himelfarb                Senior Executive Vice President             None
                                        and Director

Manoochehr Abbaei                   Executive Vice President                    None

Thomas P. Mulroy                    Executive Vice President                    None
                                        and Director

Robert G. Sabelhaus                 Executive Vice President                    None
                                        and Director

Joseph A. Sullivan                  Executive Vice President and Director       None

D. Stuart Bowers                    Senior Vice President                       None

W. William Brab                     Senior Vice President                       None

Edwin J. Bradley, Jr.               Senior Vice President                       None

Deepak Chowdhury                    Senior Vice President                       None

Charles J. Daly, Jr.                Senior Vice President                       None
                                        and Chief Financial Officer

W. Talbot Daley                     Senior Vice President                       None

Thomas M. Daly, Jr.                 Senior Vice President                       None

Jeffrey W. Durkee                   Senior Vice President                       None

Harry M. Ford, Jr.                  Senior Vice President                       None

Daniel R. Greller                   Senior Vice President                       None


Thomas E. Hill                      Senior Vice President                       None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President                       None

Carl Hohnbaum                       Senior Vice President                       None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                    Senior Vice President                       None

David M. Jernigan                   Senior Vice President                       None

William B. Jones, Jr.               Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President                       None

Horace M. Lowman, Jr.               Senior Vice President                       None

Ira H. Malis                        Senior Vice President                       None

Angel Mata, Jr.                     Senior Vice President                       None

Marvin H. McIntyre                  Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President                       None

David S. Penn                       Senior Vice President                       None

Robert F. Price                     Senior Vice President and                   None
                                            Secretary

Jayne Soybelman                     Senior Vice President                       None

Joseph E. Timmins                   Senior Vice President                       None

Christopher Wasson                  Senior Vice President                       None

Warren S. Ashenmil                  Vice President                              None

Paul J. Ayd                         Vice President                              None

William H. Bass, Jr.                Vice President                              None

Stephanie M. Beran                  Vice President                              None

Nathan S. Betnun                    Vice President                              None

Scott R. Cousino                    Vice President                              None


Elisabeth F. Craig                  Vice President                              None

Thomas W. Cullen                    Vice President                              None

Robert J. Dillon                    Vice President                              None

Brian M. Eakes                      Vice President                              None

J. Peter Feketie                    Vice President                              None

James P. Fitzgerald                 Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                              None

Michelle Fuhrman                    Vice President                              None

Joseph M. Furey                     Vice President                              None

Francis X. Gallagher, Jr.           Vice President                              None

David Gately                        Vice President                              None

Steven C. Genyk                     Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                              None

W. Kyle Gore                        Vice President                              None

Kim M. Hagins                       Vice President                              None

Patrick G. Hartley                  Vice President                              None

Kendra Heyde                        Vice President                              None

Rosalind Hicks                      Vice President                              None

Dale S. Hoffman                     Vice President                              None

Timothy A. Jackson                  Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                              None

Francis J. Jamison, Jr.             Vice President                              None

Elizabeth A. Kane                   Vice President                              None

Robert X. Kennedy                   Vice President                              None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209


Patricia Lattin                     Vice President                              None

Henry Lederer                       Vice President                              None

Edward W. Lister, Jr.               Vice President                              None

Donna Maher                         Vice President                              None

Jeffrey R. Manning                  Vice President                              None

John Martinez                       Vice President                              None

Richard Marvin                      Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller               None

Michael P. McMahan                  Vice President                              None

Julia A. McNeal                     Vice President                              None

Thomas C. Merchant                  Vice President and Assistant                None
                                            Secretary

Mark C. Micklem                     Vice President                              None

Martin F. Mitchell                  Vice President                              None

Deanna S. Mojarrad                  Vice President                              None

Ross Moring                         Vice President                              None

Robert Moy                          Vice President                              None

Neil P. O'Callaghan                 Vice President                              None

David J. O'Malley                   Vice President                              None

Ann O'Shea                          Vice President                              None

Robert E. Patterson                 Vice President and                          None
                                            General Counsel

Thomas K. Peltier                   Vice President                              None

Gerard F. Petrik, Jr.               Vice President                              None

James H. Redd                       Vice President                              None

Thomas E. Robinson                  Vice President                              None

Theresa M. Romano                   Vice President                              None

James A. Rowan                      Vice President                              None


B. Andrew Schmucker                 Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                              None

Robert C. Servas                    Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart               Vice President                              None

Joyce Ulrich                        Vice President                              None

Barbara Weaver                      Vice President                              None

W. Matthew Zuga                     Vice President                              None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.



Item 28.      Location of Accounts and Records

   State Street Bank and Trust Company             Legg Mason Fund Adviser, Inc.
   P. O. Box 1713                         and      100 Light Street
   Boston, Massachusetts 02105                     Baltimore, Maryland  21202

Item 29.      Management Services - None

Item 30.      Undertakings - None

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investors Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of May, 2005.

                                                LEGG MASON INVESTORS TRUST, INC.


                                                By: /s/  Mark R. Fetting
                                                         Mark R. Fetting
                                                         President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                            Title                              Date

/s/ John F. Curley, Jr.*                    Chairman and Director                       May 27, 2005
John F. Curley, Jr.

/s/ Mark R. Fetting                         President (Principal Executive              May 27, 2005
Mark R. Fetting                             Officer) and Director

/s/ Ruby P. Hearn*                          Director                                    May 27, 2005
Ruby P. Hearn

/s/ Arnold L. Lehman *                      Director                                    May 27, 2005
Arnold L. Lehman

/s/ Robin J.W. Masters *                    Director                                    May 27, 2005
Robin J.W. Masters

/s/ Jill E. McGovern *                      Director                                    May 27, 2005
Jill E. McGovern

/s/ Arthur S. Mehlman *                     Director                                    May 27, 2005
Arthur S. Mehlman

/s/ G. Peter O'Brien *                      Director                                    May 27, 2005
G. Peter O'Brien

/s/ S. Ford Rowan *                         Director                                    May 27, 2005
S. Ford Rowan

/s/ Robert M. Tarola*                       Director                                    May 27, 2005
Robert M. Tarola

/s/ Marie K. Karpinski                      Vice President and Treasurer                May 27, 2005
Marie K. Karpinski                          (Principal Financial and
                                            Accounting Officer)

* Signatures affixed by Richard M. Wachterman pursuant to a power of attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

     plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                                       DATE

/s/ John F. Curley, Jr.                                                         November 11, 2004
John F. Curley, Jr.

/s/ Mark R. Fetting                                                             November 11, 2004
Mark R. Fetting

/s/ Ruby P. Hearn                                                               November 11, 2004
Ruby P. Hearn

/s/ Arnold L. Lehman                                                            November 11, 2004
Arnold L. Lehman

/s/ Robin J.W. Masters                                                          November 11, 2004
Robin J.W. Masters

/s/ Jill E. McGovern                                                            November 11, 2004
Jill E. McGovern

/s/ Arthur S. Mehlman                                                           November 11, 2004
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                                          November 11, 2004
Jennifer W. Murphy

/s/ G. Peter O'Brien                                                            November 11, 2004
G. Peter O'Brien

/s/ S. Ford Rowan                                                               November 11, 2004
S. Ford Rowan

/s/ Robert M. Tarola                                                            November 11, 2004
Robert M. Tarola

                        Legg Mason Investors Trust, Inc.
                         Post-Effective Amendment No. 26
                                  Exhibit Index

Exhibit (m) (x)   Form of Distribution Plan for Signature Class for American
                  Leading Companies Trust pursuant to Rule 12b-1
            (xi)  Form of Distribution Plan for Signature Class for U.S. Small
                  Cap Value Trust pursuant to Rule 12b-1

Exhibit (n) (i)   Form of Multiple Class Plan for American Leading Companies
                  Trust pursuant to Rule 18f-3
            (iii) Form of Multiple Class Plan for U.S. Small Cap Value Trust
                  pursuant to Rule 18f-3